REGISTRATION NO. 333-136776/811-04909

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:

Flexible Premium Variable Life Insurance Policies

CompleteSM

A Patented FutureSystem ™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

To learn more about the Complete Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2012. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2012

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. International Growth Fund (Series I shares)
•	Invesco V.I. Small Cap Equity Fund (Series I shares)
•	Invesco Van Kampen V.I. American Franchise Fund (Series I shares)
•	Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I shares)
•	Invesco Van Kampen V.I. Opportunities Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP EAFE International Index Portfolio
•	Calvert VP Nasdaq 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio
•	Calvert VP S&P MidCap 400 Index Portfolio

CALVERT VARIABLE SERIES, INC.

•	Calvert VP SRI Balanced Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF – International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

Vanguard is a registered trademark of The Vanguard Group

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment-Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 34690, Seattle, Washington 98124-1690.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (“NYSE”) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra’s General Account.

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BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 69 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options.” You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders.  At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal.  After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers.  You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See “Section 3— Transfers Among Sub-accounts and the Symetra Fixed Account” for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying Portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through Dollar Cost Averaging and Investment Option Rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the requirements under the Internal Revenue Code, as amended, (the “Code”) and receive the tax treatment normally accorded life insurance contracts under federal tax law. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (“MEC”) under federal tax laws. Therefore, if your policy satisfies the tax law requirements to be treated as a life insurance contract, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value should not be taxable transactions.

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RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long-term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

In addition, your policy is designed so that it will most likely be treated as a MEC under federal tax laws.  If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

Telephone: 1-800-796-3872 Extension 22187

Facsimile: 1-866-719-3124

For overnight mail, please contact us at:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

Our Home Office is located at:

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http://www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)	For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
CHARGE		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month
DISTRIBUTION CHARGE (2)(5)	Monthly	Annual rate of 1.5% of the prior day’s ending Policy Value	Annual rate of 1.5% of the prior day’s ending Policy Value

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges, Mortality and Expense Risk Charge, and Distribution Charges accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

(5)	The Distribution Charge is based on the Policy Value. It ranges from a maximum of 1.50% for the first $499,999.99 of Policy Value to a minimum of 0.50% for Policy Values equal to or in excess of $5,000,000.00.

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LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2011. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.17%	1.47%
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.17%	1.47%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2013. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.  This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy.  See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a MEC, an assignment will likely be taxable. See “Section 6-Taxes” for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums.” Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

9

After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period.” If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•	If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.
•	If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the

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risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.
•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium.”

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time. Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange (“NYSE”). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See “Section 4—Charges and Expenses” for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by
•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit will usually go up or down from day to day.

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When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or “Sub-accounts”) of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment advisor of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time.

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Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Growth Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Opportunities Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Investment Management, Inc.
Calvert VP Nasdaq 100 Index Portfolio	The Nasdaq 100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq 100 Index.	Calvert Investment Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Investment Management, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	The SRI Balanced Index Portfolio seeks a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The fund seeks long-term capital growth.	The Dreyfus Corporation

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®.	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “funds of funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Funds of funds may have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio	The portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P.Morgan Investment Management Inc., an indirect, wholly –owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P.Morgan Investment Management Inc., an indirect, wholly –owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio

The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index at the time of purchase.

Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
The PIMCO All Asset Portfolio is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP and The Vanguard Group, Inc.
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited and Schroder Investment Management North America Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio

The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.

The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Granahan Investment Management, Inc. and The Vanguard Group, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Vanguard VIF - Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent, that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager.

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COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable policies, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;
•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

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SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and
•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather

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than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account owners’ returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and policy Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses

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for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual policy owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific policy owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” “Cost of Insurance Charge,” and “Distribution Charge” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example:  Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge.  We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1-20;
•	0.60% in policy years 21-30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge.  We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1. the daily cost of insurance rate; multiplied by,

2. the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the

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risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;
•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

Distribution Charge.  We calculate a daily deduction for the distribution charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the unloaned amount of the Policy Value:

Unloaned Amount of the Policy Value	Distribution Charge
First $499,999.99	1.50%
Next $500,000 to 999,999.99	1.25%
Next $1,000,000 to 1,999,999.99	1.00%
Next $2,000,000 to 4,999,999.99	0.75%
Next $5,000,000 and above	0.50%

We may issue your policy as part of a “purchase group,” such as policies issued on a husband and wife, in which we will combine the unloaned amount of the Policy Values of multiple policies to determine the percentage of your distribution charge. Owners of policies in a purchase group will have an insurable interest in each other. We will determine in our sole discretion whether policies are issued as part of a purchase group. Policies may be added to other issued policies to form a purchase group, but you (or the policy owner of another policy in the applied-for purchase group) must apply to us in writing to be part of a purchase group and all policy Owners must agree to be part of a purchase group. The purchase group discount is not available in all states; you should discuss its availability with your representative.

The Distribution Charge is paid to compensate primarily the broker-dealer firm that sold you this policy. Some broker-dealers work with wholesaling firms that also may be compensated from the Distribution Charge.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums.” Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate,

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however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Total Annual Portfolio Operating Expenses Table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan.” The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Code.

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy.

If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage Of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”. This means that the death benefit will be equal to 100% of the Policy Value.

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The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See “Section 2—Premiums” for more information.

EXCHANGES AND CONVERSIONS

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions. Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Code, it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

If your policy satisfies the requirements to be treated as a life insurance contract for federal tax purposes, we believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have federal, state, and/or local transfer and inheritance tax consequences. For example, the transfer of your policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation that is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the Internal Revenue Service (“IRS”). The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a MEC as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

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MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Code. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a MEC based on your selected premium plan.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, there is uncertainty as to the tax treatment of loans from or secured by policies that are not MECs if, like this policy, there is no net loan cost. If your policy is not a MEC, you should consult a tax advisor before taking a loan from your policy. In addition, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners’ ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy. For more information regarding investor control, please refer to the policy’s SAI.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts, through the Portfolios, will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement

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the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

Finally, Section 101(j) of the Code generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Section 101(j) of the Code are met generally concerning notice and consent from an insured employee.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the Insured dies, the death benefit will generally be included in the Insured’s estate for estate tax law purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax, gift tax and generation-skipping transfer tax exemptions; reduces the federal estate tax rate and generation-skipping transfer tax rate; and retains the gift tax rate.

The estate, gift, and generation-skipping transfer tax exemption provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift, and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

If you are considering the purchase of the policy as part of your estate tax planning, you should consult with your tax advisor particularly in light of the uncertainty as to future estate, gift and generation-skipping transfer taxes.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See “Section 5 - Insurance Benefits.”

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a

25

permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See “Section 6 –Taxes” for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy. You should consult a tax advisor before taking a loan.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See “Section 6 - Taxes” for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instructions and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See “Section 6 – Taxes.”

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate

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Account”) under Washington state law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;
•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our policy owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the policy are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

Registered representatives who solicit sales of the policies may receive a portion of the commission, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission or bonuses for selling Symetra Life products rather than another company’s variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Policy Value. Typically, the base commission equals an annual rate of 1.25% of Policy Value for policies with less than $500,000 in Policy Value and the commission rate declines with increases in Policy Value. However, we may pay selected broker-dealers additional

27

compensation based on both Policy Value and premiums received. In addition, allowances and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid. We also pay patent licensing fees to FutureSystem Advisors, LLC, (“FSA”) for the FutureSystem Life Model design. Therefore, any individual who is a principal of FSA and is also a registered representative selling the Policy may benefit both indirectly, as an owner of FSA, and directly by receiving a commission.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the Distribution Charge; the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the Symetra Fixed Account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrenders from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrenders from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Individual Flexible Premium Variable Life Insurance policy as well as

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other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account SL are included in the SAI.

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9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUE, NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2011, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.55% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.51%;
•	on 6% gross rate of return, the net rate of return would be 4.49%; and
•	on 12% gross rate of return, the net rate of return would be 10.49%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.55% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be 1.49%
•	on 6% gross rate of return, the net rate of return would be 4.51% and
•	on 12% gross rate of return, the net rate of return would be 10.51%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. Additionally, there is a distribution charge under the policy that is equivalent to an annual effective rate of 1.50% of the daily Policy Value. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the Insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

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The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the Insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

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Flexible Premium Variable Life Insurance (1)

MALE PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	215,994	92,703	92,703	229,185	98,365	98,365	242,367	104,022	104,022
2	110,250	201,096	88,918	88,918	226,411	100,111	100,111	253,218	111,965	111,965
3	115,763	187,284	85,283	85,283	223,755	101,891	101,891	264,667	120,521	120,521
4	121,551	174,463	81,793	81,793	221,199	103,704	103,704	276,731	129,738	129,738
5	127,628	162,550	78,433	78,433	218,761	105,556	105,556	289,518	139,697	139,697
6	134,010	151,530	75,216	75,216	216,444	107,437	107,437	302,992	150,397	150,397
7	140,710	141,335	72,126	72,126	214,285	109,354	109,354	317,300	161,925	161,925
8	147,746	131,908	69,160	69,160	212,294	111,307	111,307	332,523	174,343	174,343
9	155,133	123,173	66,305	66,305	210,478	113,302	113,302	348,798	187,760	187,760
10	162,889	115,093	63,570	63,570	208,800	115,328	115,328	366,035	202,176	202,176
15	207,893	82,148	51,261	51,261	201,299	125,613	125,613	467,682	291,838	291,838
20	265,330	59,206	41,251	41,251	196,427	136,858	136,858	604,992	421,521	421,521
25	338,635	42,511	32,563	32,563	191,555	146,729	146,729	782,824	599,635	599,635
30	432,194	30,874	25,494	25,494	189,317	156,328	156,328	1,029,670	850,250	850,250
35	551,602	22,644	19,763	19,763	188,995	164,949	164,949	1,372,329	1,197,724	1,197,724
40	703,999	16,517	15,064	15,064	187,679	171,172	171,172	1,828,161	1,667,361	1,667,361
45	898,501	11,536	11,536	11,536	178,494	178,494	178,494	2,342,462	2,342,462	2,342,462
50	1,146,740	9,532	9,532	9,532	200,798	200,798	200,798	3,570,869	3,570,869	3,570,869
55	1,463,563	7,876	7,876	7,876	225,959	225,959	225,959	5,472,975	5,472,975	5,472,975
60	1,867,919	6,508	6,508	6,508	254,337	254,337	254,337	8,443,518	8,443,518	8,443,518
Age 120(3)	2,383,990	5,377	5,377	5,377	286,343	286,343	286,343	13,098,720	13,098,720	13,098,720

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance (1)

MALE PREFERRED AND STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	214,694	92,145	92,145	227,772	97,758	97,758	240,839	103,367	103,367
2	110,250	198,527	87,782	87,782	223,526	98,836	98,836	250,000	110,542	110,542
3	115,763	183,589	83,600	83,600	219,352	99,886	99,886	259,472	118,155	118,155
4	121,551	169,764	79,590	79,590	215,258	100,918	100,918	269,318	126,263	126,263
5	127,628	156,970	75,740	75,740	211,240	101,927	101,927	279,549	134,887	134,887
6	134,010	145,109	72,028	72,028	207,302	102,899	102,899	290,231	144,063	144,063
7	140,710	134,153	68,461	68,461	203,433	103,816	103,816	301,280	153,750	153,750
8	147,746	124,013	65,021	65,021	199,635	104,670	104,670	312,758	163,980	163,980
9	155,133	114,631	61,706	61,706	195,910	105,459	105,459	324,686	174,781	174,781
10	162,889	105,933	58,511	58,511	192,257	106,191	106,191	337,137	186,214	186,214
15	207,893	71,331	44,511	44,511	174,981	109,190	109,190	406,812	253,855	253,855
20	265,330	47,886	33,364	33,364	159,283	110,978	110,978	491,218	342,250	342,250
25	338,635	32,325	24,760	24,760	146,170	111,965	111,965	598,178	458,198	458,198
30	432,194	21,858	18,049	18,049	134,401	110,981	110,981	730,783	603,444	603,444
35	551,602	14,921	13,023	13,023	124,739	108,868	108,868	903,666	788,691	788,691
40	703,999	10,245	9,344	9,344	116,429	106,188	106,188	1,126,468	1,027,387	1,027,387
45	898,501	6,955	6,955	6,955	107,433	107,433	107,433	1,393,265	1,393,265	1,393,265
50	1,146,740	5,746	5,746	5,746	120,663	120,663	120,663	2,106,948	2,106,948	2,106,948
55	1,463,563	4,748	4,748	4,748	135,579	135,579	135,579	3,206,448	3,206,448	3,206,448
60	1,867,919	3,923	3,923	3,923	152,403	152,403	152,403	4,908,280	4,908,280	4,908,280
Age 120(3)	2,383,990	3,242	3,242	3,242	171,377	171,377	171,377	7,558,621	7,558,621	7,558,621

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

Flexible Premium Variable Life Insurance (1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	215,610	92,538	92,538	228,740	98,174	98,174	241,861	103,805	103,805
2	110,250	200,333	88,581	88,581	225,554	99,733	99,733	252,262	111,542	111,542
3	115,763	186,219	84,798	84,798	222,486	101,313	101,313	263,170	119,839	119,839
4	121,551	173,141	81,173	81,173	219,527	102,920	102,920	274,645	128,760	128,760
5	127,628	161,028	77,699	77,699	216,684	104,554	104,554	286,733	138,353	138,353
6	134,010	149,807	74,361	74,361	213,992	106,220	106,220	299,569	148,698	148,698
7	140,710	139,461	71,170	71,170	211,454	107,909	107,909	313,120	159,792	159,792
8	147,746	129,910	68,112	68,112	209,091	109,627	109,627	327,521	171,721	171,721
9	155,133	121,087	65,182	65,182	206,897	111,374	111,374	342,831	184,548	184,548
10	162,889	112,913	62,366	62,366	204,865	113,155	113,155	359,162	198,380	198,380
15	207,893	79,655	49,705	49,705	195,236	121,829	121,829	453,665	283,091	283,091
20	265,330	56,731	39,527	39,527	188,316	131,207	131,207	580,161	404,220	404,220
25	338,635	40,311	30,878	30,878	181,795	139,253	139,253	742,936	569,082	569,082
30	432,194	28,456	23,498	23,498	174,645	144,213	144,213	949,687	784,204	784,204
35	551,602	20,291	17,709	17,709	169,465	147,904	147,904	1,229,369	1,072,953	1,072,953
40	703,999	14,469	13,196	13,196	164,460	149,995	149,995	1,598,385	1,457,795	1,457,795
45	898,501	10,041	10,041	10,041	155,327	155,327	155,327	2,030,598	2,030,598	2,030,598
50	1,146,740	8,295	8,295	8,295	174,682	174,682	174,682	3,088,892	3,088,892	3,088,892
55	1,463,563	6,854	6,854	6,854	196,504	196,504	196,504	4,726,323	4,726,323	4,726,323
60	1,867,919	5,664	5,664	5,664	221,117	221,117	221,117	7,273,779	7,273,779	7,273,779
Age 120(3)	2,383,990	4,680	4,680	4,680	248,876	248,876	248,876	11,265,589	11,265,589	11,265,589

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

35

CompleteSM Advisor

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

To learn more about the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2012. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2012

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. International Growth Fund (Series I shares)
•	Invesco V.I. Small Cap Equity Fund (Series I shares)
•	Invesco Van Kampen V.I. American Franchise Fund (Series I shares)
•	Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I shares)
•	Invesco Van Kampen V.I. Opportunities Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP EAFE International Index Portfolio
•	Calvert VP Nasdaq 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio
•	Calvert VP S&P MidCap 400 Index Portfolio

CALVERT VARIABLE SERIES, INC.

•	Calvert VP SRI Balanced Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

Vanguard is a registered trademark of The Vanguard Group

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment-Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 34690, Seattle, Washington 98124-1690.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (“NYSE”) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra’s General Account.

4

BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 69 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options.” You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed

Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See “Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account” for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying Portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through Dollar Cost Averaging and Investment Option Rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the requirements under the Internal Revenue Code, as amended, (the “Code”) and receive the tax treatment normally accorded life insurance contracts under federal tax law. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (“MEC”) under federal tax laws. Therefore, if your policy satisfies the tax law requirements to be treated as a life insurance contract, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value should not be taxable transactions.

5

RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long-term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

In addition, your policy is designed so that it will most likely be treated as a MEC under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

Telephone: 1-800-796-3872 Extension 22187

Facsimile: 1-866-719-3124

For overnight mail, please contact us at:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

Our Home Office is located at:

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http://www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)	For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of ..025% of the month-end Policy Value not to exceed $8.00 per month

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge and the Mortality and Expense Risk Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges and Mortality and Expense Risk Charge accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

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TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2011. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.17%	1.47%
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.17%	1.47%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2013. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations. This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a MEC, an assignment will likely be taxable. See “Section 6-Taxes” for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums.” Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

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After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period.” If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

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Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•	If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.
•	If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.
•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete Advisor policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium.”

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange (“NYSE”). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See “Section 4- Charges and Expenses” for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge and the Mortality and Expense Risk Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by
•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit will usually go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account,

11

accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or “Sub-accounts”) of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment advisor of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Growth Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Opportunities Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Investment Management, Inc.
Calvert VP Nasdaq 100 Index Portfolio	The Nasdaq 100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq 100 Index.	Calvert Investment Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Investment Management, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	The SRI Balanced Index Portfolio seeks a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The fund seeks long-term capital growth.	The Dreyfus Corporation

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®.	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “funds of funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Funds of funds may have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio	The portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P.Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P.Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index at the time of purchase.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.

Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
The PIMCO All Asset Portfolio is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP and The Vanguard Group, Inc.
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited and Schroder Investment Management North America Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Granahan Investment Management, Inc. and The Vanguard Group, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Vanguard VIF - Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any

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Portfolio offered under this policy is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable policies, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote

Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;
•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the

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NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and
•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers

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involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account owners’ returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and policy Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual policy owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific policy owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in

19

writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” and “Cost of Insurance Charge,” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example: Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge. We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1 - 20;
•	0.60% in policy years 21 - 30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge. We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1. the daily cost of insurance rate; multiplied by,

2. the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;
•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance

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cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums.” Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Total Annual Portfolio Operating Expenses Table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan.” The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Code.

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

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After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”.

This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See “Section 2 - Premiums” for more information.

EXCHANGES AND CONVERSIONS

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions.  Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax

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treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Code, it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

If your policy satisfies the requirements to be treated as a life insurance contract for federal tax purposes, we believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have federal, state, and/or local transfer and inheritance tax consequences. For example, the transfer of your policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation that is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the Internal Revenue Service (“IRS”). The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a MEC as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Code. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a MEC based on your selected premium plan.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, there is uncertainty as to the tax treatment of loans from or secured by policies that are not MECs if, like this policy, there is no net loan cost. If your policy is not a MEC, you should consult a tax advisor before taking a loan from your

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policy. In addition, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners’ ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy. For more information regarding investor control, please refer to the policy’s SAI.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts, through the Portfolios, will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

Finally, Section 101(j) of the Code generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Section 101(j) of the Code are met generally concerning notice and consent from an insured employee.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the Insured dies, the death benefit will generally be included in the Insured’s estate for estate tax law purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax, gift tax and generation-skipping transfer tax exemptions; reduces the federal estate tax rate and generation-skipping transfer tax rate; and retains the gift tax rate.

The estate, gift, and generation-skipping transfer tax exemption provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift, and generation-skipping transfer taxes

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will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

If you are considering the purchase of the policy as part of your estate tax planning, you should consult with your tax advisor particularly in light of the uncertainty as to future estate, gift and generation-skipping transfer taxes.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See “Section 5—Insurance Benefits.”

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See “Section 6 - Taxes” for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy. You should consult a tax advisor before taking a loan.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

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We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See “Section 6 – Taxes” for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instructions and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See “Section 6 – Taxes.”

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate Account”) under Washington state law on November 6, 1986. The Separate Account holds the assets that underlie Policy

Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;
•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our policy owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the policy are

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backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

The policies are primarily designed for use by investment advisors who charge an investor an investment advisory fee to manage the investor’s assets. We do not pay commissions to the advisors. If you are an investment advisory client, you should ask your advisor about the fees your advisor charges.

Although we generally do not pay commissions for sales of the policies, we may pay selected broker-dealers a commission. Registered representatives who solicit sales of the policies may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative. You may also ask your broker-dealer and investment advisor about any potential conflicts of interest. If you are an advisory client, your advisor may be paid by you and its affiliated broker-dealer may be paid by us.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission or bonuses for selling Symetra Life products rather than another company’s variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of the Policy Value or a percentage of premium. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer, but we do not expect this commission to exceed 0.05% of the Policy Value and 0.15% of premium. In addition, allowances, and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid. We also pay patent licensing fees to FutureSystem Advisors, LLC (“FSA”) for the FutureSystem Life Model design. Therefore, any individual who is a principal of FSA and is also a registered representative selling the Policy may benefit both indirectly, as an owner of FSA, and directly by receiving a commission.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealers or wholesaler firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealers or wholesaling firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer or wholesaler with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the Symetra Fixed Account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

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LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the policy, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrenders from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrenders from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Advisor Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete Advisor policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account SL are included in the SAI.

28

9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF

DEATH BENEFITS, POLICY VALUE,

NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2011, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.55% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.51%;
•	on 6% gross rate of return, the net rate of return would be 4.49%; and
•	on 12% gross rate of return, the net rate of return would be 10.49%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.55% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be 1.49%;
•	on 6% gross rate of return, the net rate of return would be 4.51%; and
•	on 12% gross rate of return, the net rate of return would be 10.51%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the Insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

29

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the Insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

30

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	219,259	94,104	94,104	232,602	99,831	99,831	245,934	105,553	105,553
2	110,250	207,194	91,614	91,614	233,258	103,139	103,139	260,857	115,342	115,342
3	115,763	195,872	89,194	89,194	233,987	106,550	106,550	276,738	126,018	126,018
4	121,551	185,218	86,835	86,835	234,793	110,077	110,077	293,692	137,690	137,690
5	127,628	175,197	84,536	84,536	235,690	113,724	113,724	311,810	150,453	150,453
6	134,010	165,780	82,289	82,289	236,729	117,506	117,506	331,301	164,449	164,449
7	140,710	156,970	80,105	80,105	237,901	121,406	121,406	352,154	179,712	179,712
8	147,746	148,725	77,977	77,977	239,247	125,438	125,438	374,593	196,401	196,401
9	155,133	141,003	75,903	75,903	240,770	129,608	129,608	398,748	214,649	214,649
10	162,889	133,751	73,876	73,876	242,480	133,932	133,932	424,845	234,659	234,659
15	207,893	103,015	64,282	64,282	252,012	157,258	157,258	584,875	364,967	364,967
20	265,330	80,196	55,876	55,876	265,146	184,737	184,737	815,187	567,972	567,972
25	338,635	62,292	47,715	47,715	278,822	213,575	213,575	1,135,629	869,881	869,881
30	432,194	48,943	40,414	40,414	297,216	245,426	245,426	1,603,815	1,324,350	1,324,350
35	551,602	38,758	33,827	33,827	320,030	279,312	279,312	2,287,400	1,996,370	1,996,370
40	703,999	30,469	27,789	27,789	342,812	312,659	312,659	3,245,233	2,959,791	2,959,791
45	898,501	22,934	22,934	22,934	351,701	351,701	351,701	4,409,104	4,409,104	4,409,104
50	1,146,740	20,417	20,417	20,417	426,814	426,814	426,814	7,084,648	7,084,648	7,084,648
55	1,463,563	18,177	18,177	18,177	518,043	518,043	518,043	11,381,538	11,381,538	11,381,538
60	1,867,919	16,183	16,183	16,183	628,885	628,885	628,885	18,284,895	18,284,895	18,284,895
Age 120(3)	2,383,990	14,408	14,408	14,408	763,556	763,556	763,556	29,375,786	29,375,786	29,375,786

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

31

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED AND STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	217,916	93,528	93,528	231,181	99,222	99,222	244,436	104,910	104,910
2	110,250	204,551	90,445	90,445	230,290	101,827	101,827	257,546	113,878	113,878
3	115,763	192,012	87,436	87,436	229,389	104,456	104,456	271,313	123,547	123,547
4	121,551	180,235	84,499	84,499	228,495	107,124	107,124	285,834	134,006	134,006
5	127,628	169,172	81,628	81,628	227,609	109,825	109,825	301,148	145,309	145,309
6	134,010	158,765	78,807	78,807	226,744	112,550	112,550	317,366	157,532	157,532
7	140,710	149,006	76,041	76,041	225,871	115,267	115,267	334,400	170,651	170,651
8	147,746	139,837	73,317	73,317	225,002	117,969	117,969	352,358	184,743	184,743
9	155,133	131,226	70,640	70,640	224,141	120,657	120,657	371,298	199,872	199,872
10	162,889	123,126	68,007	68,007	223,299	123,337	123,337	391,352	216,159	216,159
15	207,893	89,486	55,840	55,840	219,126	136,737	136,737	508,871	317,540	317,540
20	265,330	64,926	45,237	45,237	215,122	149,884	149,884	662,134	461,334	461,334
25	338,635	47,377	36,290	36,290	212,956	163,122	163,122	868,866	665,542	665,542
30	432,194	34,542	28,523	28,523	211,287	174,470	174,470	1,142,981	943,816	943,816
35	551,602	25,412	22,179	22,179	211,642	184,715	184,715	1,517,812	1,324,697	1,324,697
40	703,999	18,803	17,149	17,149	213,255	194,498	194,498	2,027,511	1,849,176	1,849,176
45	898,501	13,756	13,756	13,756	212,465	212,465	212,465	2,677,522	2,677,522	2,677,522
50	1,146,740	12,246	12,246	12,246	257,631	257,631	257,631	4,302,060	4,302,060	4,302,060
55	1,463,563	10,903	10,903	10,903	312,489	312,489	312,489	6,911,051	6,911,051	6,911,051
60	1,867,919	9,707	9,707	9,707	379,139	379,139	379,139	11,102,639	11,102,639	11,102,639
Age 120(3)	2,383,990	8,642	8,642	8,642	460,119	460,119	460,119	17,836,818	17,836,818	17,836,818

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance(1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	218,844	93,927	93,927	232,163	99,643	99,643	245,471	105,355	105,355
2	110,250	206,572	91,339	91,339	232,621	102,857	102,857	260,208	115,055	115,055
3	115,763	195,074	88,830	88,830	233,144	106,166	106,166	275,864	125,619	125,619
4	121,551	184,268	86,390	86,390	233,736	109,582	109,582	292,548	137,154	137,154
5	127,628	174,120	84,016	84,016	234,411	113,107	113,107	310,349	149,748	149,748
6	134,010	164,595	81,701	81,701	235,220	116,757	116,757	329,469	163,540	163,540
7	140,710	155,697	79,455	79,455	236,153	120,514	120,514	349,895	178,559	178,559
8	147,746	147,379	77,272	77,272	237,252	124,392	124,392	371,842	194,958	194,958
9	155,133	139,600	75,147	75,147	238,518	128,396	128,396	395,433	212,864	212,864
10	162,889	132,303	73,076	73,076	239,960	132,540	132,540	420,885	232,472	232,472
15	207,893	101,291	63,207	63,207	247,536	154,464	154,464	575,207	358,934	358,934
20	265,330	78,458	54,665	54,665	258,379	180,023	180,023	795,445	554,217	554,217
25	338,635	60,782	46,558	46,558	269,902	206,743	206,743	1,101,289	843,576	843,576
30	432,194	46,807	38,651	38,651	280,566	231,677	231,677	1,518,566	1,253,957	1,253,957
35	551,602	36,391	31,761	31,761	294,554	257,078	257,078	2,115,037	1,845,936	1,845,936
40	703,999	28,281	25,794	25,794	309,261	282,059	282,059	2,946,895	2,687,694	2,687,694
45	898,501	21,402	21,402	21,402	315,982	315,982	315,982	3,993,316	3,993,316	3,993,316
50	1,146,740	19,312	19,312	19,312	384,068	384,068	384,068	6,423,817	6,423,817	6,423,817
55	1,463,563	17,428	17,428	17,428	466,799	466,799	466,799	10,331,253	10,331,253	10,331,253
60	1,867,919	15,727	15,727	15,727	567,359	567,359	567,359	16,615,505	16,615,505	16,615,505
Age 120(3)	2,383,990	14,193	14,193	14,193	689,591	689,591	689,591	26,722,347	26,722,347	26,722,347

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

34

STATEMENT OF ADDITIONAL INFORMATION

to

COMPLETE SM

A Patented FutureSystem™ Life Model Design.

and

COMPLETE SM ADVISOR

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for each of the Individual Flexible Premium Variable Life Insurance Policies. Terms used in the current prospectus for each policy are incorporated in this Statement.

The prospectuses concisely set forth information that a prospective investor should know before investing. For a copy of either prospectus, call 1-888-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This SAI and the prospectuses are both dated May 1, 2012.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company ( “Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL (“the Separate Account”) on November 6, 1986, to hold assets that underlie Policy Values invested in a number of different variable life policies. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or Symetra Life by the SEC.

The assets of the Separate Account are the property of Symetra Life. The Separate Account invests in the Sub-accounts that are offered under the policy. Each Sub-account invests exclusively in a particular Portfolio designed for use in variable annuity and variable life insurance products. Not all Sub-accounts may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts. We do not guarantee the investment performance of the Separate Account, its assets, or the Portfolios. Policy Values allocated to the Separate Account will vary with the value of the shares of the Sub-account, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy Owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the premium payments made under a policy for the reasons described above.

SERVICES

Experts

The statutory-basis financial statements and schedules of Symetra Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Symetra Separate Account SL as of December 31, 2011, and for each of the two years in the period ended December 31, 2011, appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

DISTRIBUTION

Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the policies. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. The policies issued by the Separate Account are offered on a continuous basis. SSI is an affiliate of Symetra Life. For the years ended 2011, 2010, and 2009, SSI received $158,754, $151,116, and $185,355, in commissions for the distribution of all policies funded through the Separate Account. SSI does not retain any portion of the commissions.

2

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals because we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of premium payments, withdrawals and surrenders may be administered more efficiently. In these situations, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

•	The size and type of group to which sales are to be made;

•	The total amount of premium payments to be received;

•	Any prior or existing relationship with us; and

•	Other circumstances which would reduce our sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, Symetra Life may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

Underwriting

Symetra Life gathers certain information about an applicant’s gender, age, health, occupation, avocation, finances and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. Symetra Life uses the 2001 Commissioner’s Standard Ordinary Mortality table to determine the maximum cost of insurance for each insured.

Misstatement of Age or Sex

If the age or sex of the Insured has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Suicide

In the event the Insured commits suicide, whether sane or insane, within two years from the Policy Date, the amount of death benefit will be limited to the Policy Value minus any accrued monthly deductions and outstanding loans and loaned interest owed to us. All amounts will be calculated as of the date of death.

Symetra Life’s Right to Contest

Symetra Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the Insured’s lifetime for two years from the Policy Date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement.

Advertising

Symetra Life is ranked and rated by independent financial rating services, including Moody’s, Standard and Poor’s and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Symetra Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of Symetra Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount

Unlike other life insurance policies, this policy does not have a traditional “face amount” of coverage. You apply for a premium plan rather than a specific face amount of insurance. You may apply at no cost to you for a new premium plan to contribute more premium than the current premium plan for your policy. If we

3

approve your application for the new premium plan, then we will provide you with written notice and a new premium plan that will become part of your policy. We do not charge you additional charges or increased rates for increases in the premium plan. After the increase in the premium plan, your Policy Value will be calculated in the same manner as your original policy, and your premium payments will be allocated to the investment options you select.

ADDITIONAL TAX INFORMATION-INVESTOR CONTROL

For a variable insurance policy to qualify for tax deferral, assets in the Separate Account must be considered to be owned by the insurance company and not the policy Owner. If a policy Owner is deemed to have “investor control” over the underlying Portfolios, then the policy Owner could be taxed currently on income and gains from the policy.

The application of the investor control doctrine is subject to some uncertainty. The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (“IRS”) in which it was held that the policy Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the a policy owner to have investment control over the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the policy owner to have investor control over the sub-accounts assets.

We believe that the design of our policies and the relationship between our policies and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, however, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the policy Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Symetra Life reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

FEDERAL TAX STATUS

Our Income Taxes

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the policy. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

4

Annual Report

December 31, 2011

Symetra Separate Account SL

Symetra Separate Account SL

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account SL ("Separate Account") comprised of the sub-accounts described in Note 1, as of December 31, 2011, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account SL at December 31, 2011, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 30, 2012

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE I
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,086,753	$88,333	$464,424	$915,017	$375,474
Shares Owned	184,550	7,496	40,070	112,923	43,292
Investments, at Fair Value	$1,201,421	$88,309	$470,814	$839,019	$400,883
Total Assets	1,201,421	88,309	470,814	839,019	400,883
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,201,421	$88,309	$470,814	$839,019	$400,883
PREMIER Variable Universal Life
Net Assets	$1,141,322		$470,814	$828,902
Accumulation Units Outstanding	66,298		34,679	54,641
Accumulation Unit Value	$17.215		$13.578	$15.170
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$60,099	$88,309	$-	$10,117	$400,883
Accumulation Units Outstanding	529	687	-	116	4,808
Accumulation Unit Value	$113.523	$128.513	$-	$86.829	$83.371
	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$15,975	$95,684	$20,879	$609,088	$29,877
Shares Owned	1,768	11,211	2,924	115,964	509
Investments, at Fair Value	$16,562	$106,279	$27,364	$672,591	$32,345
Total Assets	16,562	106,279	27,364	672,591	32,345
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$16,562	$106,279	$27,364	$672,591	$32,345
PREMIER Variable Universal Life
Net Assets	$16,562	$106,279	$27,364	$672,591
Accumulation Units Outstanding	1,594	7,741	2,518	46,760
Accumulation Unit Value	$10.388	$13.729	$10.868	$14.383
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$-	$-	$-	$32,345
Accumulation Units Outstanding	-	-	-	-	484
Accumulation Unit Value	$-	$-	$-	$-	$66.812

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX	CALVERT S&P MIDCAP 400 INDEX	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$20,495	$18,070	$503,691	$818,913	$461,546
Shares Owned	391	245	15,109	74,039	42,145
Investments, at Fair Value	$22,426	$16,288	$574,177	$974,349	$502,366
Total Assets	22,426	16,288	574,177	974,349	502,366
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$22,426	$16,288	$574,177	$974,349	$502,366
PREMIER Variable Universal Life
Net Assets			$574,177	$974,349	$502,366
Accumulation Units Outstanding			46,181	66,021	28,113
Accumulation Unit Value			$12.434	$14.758	$17.869
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$22,426	$16,288
Accumulation Units Outstanding	225	153
Accumulation Unit Value	$99.809	$106.152
	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A
ASSETS:
Investments in Underlying:
Investments, at Cost	$234,909	$757,146	$679,468	$521,904	$219,246
Shares Owned	8,790	26,419	69,832	24,513	22,141
Investments, at Fair Value	$262,892	$779,627	$835,891	$526,769	$149,233
Total Assets	262,892	779,627	835,891	526,769	149,233
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$262,892	$779,627	$835,891	$526,769	$149,233
PREMIER Variable Universal Life
Net Assets	$262,892	$779,627	$536,416	$526,769	$149,233
Accumulation Units Outstanding	35,161	52,830	104,320	48,771	22,551
Accumulation Unit Value	$7.477	$14.757	$5.142	$10.801	$6.618
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$-	$299,475
Accumulation Units Outstanding	-	-	2,349
Accumulation Unit Value	$-	$-	$127.479

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II1	FIDELITY ASSET MANAGER	FIDELITY ASSET MANGER GROWTH	FIDELITY BALANCED
ASSETS:
Investments in Underlying:
Investments, at Cost	$202,194	$70,644	$4,088,652	$491,135	$67,702
Shares Owned	33,056	8,403	294,089	38,172	4,967
Investments, at Fair Value	$223,464	$77,473	$4,058,430	$509,583	$72,674
Total Assets	223,464	77,473	4,058,430	509,583	72,674
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$223,464	$77,473	$4,058,430	$509,583	$72,674
PREMIER Variable Universal Life
Net Assets	$223,464	$77,473	$306,635	$209,550	$72,674
Accumulation Units Outstanding	11,584	6,723	18,308	14,665	4,301
Accumulation Unit Value	$19.289	$11.522	$16.748	$14.289	$16.897
Enhanced Variable Universal Life
Net Assets			$3,751,795	$300,033
Accumulation Units Outstanding			11,901	1,340
Accumulation Unit Value			$315.245	$223.981
Symetra Complete & Complete Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY EQUITY-INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$7,390,018	$7,077,348	$9,533,094	$1,023,916	$645,878
Shares Owned	331,082	352,154	283,128	87,831	40,261
Investments, at Fair Value	$7,621,518	$6,581,764	$10,444,621	$1,105,794	$736,781
Total Assets	7,621,518	6,581,764	10,444,621	1,105,794	736,781
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$7,621,518	$6,581,764	$10,444,621	$1,105,794	$736,781
PREMIER Variable Universal Life
Net Assets	$3,428,833	$1,064,322	$3,436,854	$1,105,794	$736,781
Accumulation Units Outstanding	151,079	66,322	221,245	72,065	64,053
Accumulation Unit Value	$22.695	$16.047	$15.534	$15.344	$11.502
Enhanced Variable Universal Life
Net Assets	$3,813,959	$5,517,442	$7,007,767
Accumulation Units Outstanding	10,047	12,745	18,812
Accumulation Unit Value	$379.614	$432.893	$372.499
Symetra Complete & Complete Advisor
Net Assets	$378,726	$-		$-
Accumulation Units Outstanding	3,613	-		-
Accumulation Unit Value	$104.818	$-		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP ADVISOR I	FIDELITY MID CAP ADVISOR II
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,418,731	$4,854,937	$1,800,964	$17,844	$882,897
Shares Owned	266,848	40,432	141,203	699	36,047
Investments, at Fair Value	$1,438,306	$5,229,122	$1,831,421	$20,346	$1,030,201
Total Assets	1,438,306	5,229,122	1,831,421	20,346	1,030,201
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,438,306	$5,229,122	$1,831,421	$20,346	$1,030,201
PREMIER Variable Universal Life
Net Assets	$221,591	$1,904,142	$21,797		$1,030,201
Accumulation Units Outstanding	15,645	119,621	1,043		69,985
Accumulation Unit Value	$14.171	$15.918	$20.887		$14.721
Enhanced Variable Universal Life
Net Assets	$830,723	$3,324,980	$1,526,659
Accumulation Units Outstanding	3,701	10,099	5,355
Accumulation Unit Value	$224.589	$329.195	$285.090
Symetra Complete & Complete Advisor
Net Assets	$385,992		$282,965	$20,346	$-
Accumulation Units Outstanding	2,990		2,182	208	-
Accumulation Unit Value	$128.996		$129.653	$97.960	$-
	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,533,366	$2,785,116	$149,428	$48,777	$16,465
Shares Owned	2,533,366	152,193	15,385	8,037	987
Investments, at Fair Value	$2,533,366	$2,074,402	$186,014	$61,324	$14,487
Total Assets	2,533,366	2,074,402	186,014	61,324	14,487
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,533,366	$2,074,402	$186,014	$61,324	$14,487
PREMIER Variable Universal Life
Net Assets	$1,191,368	$269,045	$181,959
Accumulation Units Outstanding	86,251	20,175	14,676
Accumulation Unit Value	$13.818	$13.335	$12.393
Enhanced Variable Universal Life
Net Assets	$598,412	$1,765,081
Accumulation Units Outstanding	3,595	8,215
Accumulation Unit Value	$166.521	$214.848
Symetra Complete & Complete Advisor
Net Assets	$743,586	$40,276	$4,055	$61,324	$14,487
Accumulation Units Outstanding	6,786	613	37	640	130
Accumulation Unit Value	$109.569	$65.668	$108.770	$95.877	$111.199

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II
ASSETS:
Investments in Underlying:
Investments, at Cost	$115,354	$8,980	$401,942	$531,877	$458,675
Shares Owned	8,400	703	33,100	32,190	35,434
Investments, at Fair Value	$120,290	$11,115	$514,046	$659,564	$475,533
Total Assets	120,290	11,115	514,046	659,564	475,533
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$120,290	$11,115	$514,046	$659,564	$475,533
PREMIER Variable Universal Life
Net Assets	$120,290		$514,046	$659,564	$475,533
Accumulation Units Outstanding	8,820		38,336	71,393	26,931
Accumulation Unit Value	$13.638		$13.409	$9.238	$17.657
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$11,115	$-	$-	$-
Accumulation Units Outstanding	-	102	-	-	-
Accumulation Unit Value	$-	$108.548	$-	$-	$-
	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES
ASSETS:
Investments in Underlying:
Investments, at Cost	$128,601	$7,900	$73,896	$9,519	$606,751
Shares Owned	14,630	860	7,668	922	34,124
Investments, at Fair Value	$128,014	$8,379	$70,316	$9,325	$663,028
Total Assets	128,014	8,379	70,316	9,325	663,028
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$128,014	$8,379	$70,316	$9,325	$663,028
PREMIER Variable Universal Life
Net Assets					$69,265
Accumulation Units Outstanding					3,011
Accumulation Unit Value					$22.991
Enhanced Variable Universal Life
Net Assets					$593,763
Accumulation Units Outstanding					2,022
Accumulation Unit Value					$293.637
Symetra Complete & Complete Advisor
Net Assets	$128,014	$8,379	$70,316	$9,325
Accumulation Units Outstanding	1,453	83	752	88
Accumulation Unit Value	$88.089	$100.567	$93.555	$106.283

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I	INVESCO CAPITAL APPRECIATION II	INVESCO CAPITAL DEVELOPMENT SERIES I	INVESCO CAPITAL DEVELOPMENT SERIES II
ASSETS:
Investments in Underlying:
Investments, at Cost	$740,076	$925,962	$7,577	$65,380	$28,679
Shares Owned	38,405	41,017	364	6,763	2,549
Investments, at Fair Value	$691,680	$878,592	$7,666	$84,203	$30,736
Total Assets	691,680	878,592	7,666	84,203	30,736
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$691,680	$878,592	$7,666	$84,203	$30,736
PREMIER Variable Universal Life
Net Assets	$103,903	$859,699	$7,666	$84,203	$30,736
Accumulation Units Outstanding	3,896	108,149	785	5,068	3,282
Accumulation Unit Value	$26.662	$7.949	$9.776	$16.615	$9.366
Enhanced Variable Universal Life
Net Assets	$587,777
Accumulation Units Outstanding	2,680
Accumulation Unit Value	$219.336
Symetra Complete & Complete Advisor
Net Assets		$18,893	$-	$-	$-
Accumulation Units Outstanding		257	-	-	-
Accumulation Unit Value		$73.379	$-	$-	$-
	Sub-Accounts
	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,472	$440,319	$1,093,939	$362,609	$96,010
Shares Owned	680	41,725	45,529	15,478	9,855
Investments, at Fair Value	$11,817	$506,537	$1,200,594	$403,667	$87,513
Total Assets	11,817	506,537	1,200,594	403,667	87,513
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$11,817	$506,537	$1,200,594	$403,667	$87,513
PREMIER Variable Universal Life
Net Assets	$11,817	$506,537	$708,156	$403,667	$87,513
Accumulation Units Outstanding	768	19,324	31,805	36,778	6,682
Accumulation Unit Value	$15.375	$26.212	$22.265	$10.976	$13.099
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets			$492,438	$-
Accumulation Units Outstanding			5,900	-
Accumulation Unit Value			$83.465	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN GUARDIAN PORTFOLIO CLASS I	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$567,886	$416,102	$476,466	$217,086	$29,571
Shares Owned	89,613	29,510	31,733	10,684	1,933
Investments, at Fair Value	$614,748	$449,135	$488,051	$195,418	$27,565
Total Assets	614,748	449,135	488,051	195,418	27,565
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$614,748	$449,135	$488,051	$195,418	$27,565
PREMIER Variable Universal Life
Net Assets	$614,748	$449,135	$488,051
Accumulation Units Outstanding	38,150	30,692	36,652
Accumulation Unit Value	$16.113	$14.634	$13.316
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets			$-	$195,418	$27,565
Accumulation Units Outstanding			-	1,980	284
Accumulation Unit Value			$-	$98.687	$97.162
	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$989,625	$82,375	$643,351	$1,095,391	$1,202,877
Shares Owned	93,331	7,685	76,144	98,918	108,604
Investments, at Fair Value	$973,445	$80,620	$548,241	$1,090,068	$1,291,300
Total Assets	973,445	80,620	548,241	1,090,068	1,291,300
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$973,445	$80,620	$548,241	$1,090,068	$1,291,300
PREMIER Variable Universal Life
Net Assets		$80,620	$441,832		$1,026,572
Accumulation Units Outstanding		6,033	38,307		50,016
Accumulation Unit Value		$13.364	$11.534		$20.525
Enhanced Variable Universal Life
Net Assets					$264,728
Accumulation Units Outstanding					1,246
Accumulation Unit Value					$212.666
Symetra Complete & Complete Advisor
Net Assets	$973,445	$-	$106,409	$1,090,068
Accumulation Units Outstanding	8,249	-	944	8,124
Accumulation Unit Value	$118.005	$-	$112.858	$134.084

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS I	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$203,779	$452,556	$390,411	$204,149	$3,328,318
Shares Owned	8,383	16,619	19,513	12,236	159,183
Investments, at Fair Value	$201,875	$394,054	$395,330	$249,494	$3,177,278
Total Assets	201,875	394,054	395,330	249,494	3,177,278
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$201,875	$394,054	$395,330	$249,494	$3,177,278
PREMIER Variable Universal Life
Net Assets		$394,054		$249,494	$2,277,957
Accumulation Units Outstanding		23,758		19,816	180,849
Accumulation Unit Value		$16.586		$12.590	$12.596
Enhanced Variable Universal Life
Net Assets					$899,321
Accumulation Units Outstanding					5,362
Accumulation Unit Value					$167.705
Symetra Complete & Complete Advisor
Net Assets	$201,875	$-	$395,330	$-
Accumulation Units Outstanding	3,065	-	3,968	-
Accumulation Unit Value	$65.852	$-	$99.639	$-
	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$4,950,787	$2,474	$59,603	$1,580,788	$31,924
Shares Owned	245,333	252	5,892	93,254	2,994
Investments, at Fair Value	$5,517,521	$2,500	$58,216	$1,478,070	$52,496
Total Assets	5,517,521	2,500	58,216	1,478,070	52,496
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,517,521	$2,500	$58,216	$1,478,070	$52,496
PREMIER Variable Universal Life
Net Assets	$3,500,218		$58,216	$1,184,238
Accumulation Units Outstanding	232,106		4,271	67,647
Accumulation Unit Value	$15.080		$13.641	$17.506
Enhanced Variable Universal Life
Net Assets	$2,017,303			$293,832
Accumulation Units Outstanding	8,910			1,407
Accumulation Unit Value	$226.412			$208.813
Symetra Complete & Complete Advisor
Net Assets		$2,500	$-	$-	$52,496
Accumulation Units Outstanding		21	-	-	484
Accumulation Unit Value		$120.791	$-	$-	$108.555

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I
ASSETS:
Investments in Underlying:
Investments, at Cost	$258,438	$167,647	$130,068	$753,193	$330,985
Shares Owned	18,240	16,291	12,918	85,658	17,974
Investments, at Fair Value	$319,926	$166,488	$122,724	$806,898	$334,490
Total Assets	319,926	166,488	122,724	806,898	334,490
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$319,926	$166,488	$122,724	$806,898	$334,490
PREMIER Variable Universal Life
Net Assets	$319,926	$166,488		$806,898
Accumulation Units Outstanding	29,343	11,660		36,267
Accumulation Unit Value	$10.903	$14.287		$22.249
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$-	$122,724	$-	$334,490
Accumulation Units Outstanding	-	-	1,503	-	2,307
Accumulation Unit Value	$-	$-	$81.651	$-	$145.014
	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$172,545	$76,032	$198,967	$2,885	$223,512
Shares Owned	9,542	6,731	19,567	163	14,548
Investments, at Fair Value	$173,194	$69,134	$197,823	$3,083	$228,245
Total Assets	173,194	69,134	197,823	3,083	228,245
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$173,194	$69,134	$197,823	$3,083	$228,245
PREMIER Variable Universal Life
Net Assets	$173,194		$197,823
Accumulation Units Outstanding	10,239		16,791
Accumulation Unit Value	$16.915		$11.781
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$69,134	$-	$3,083	$228,245
Accumulation Units Outstanding	-	919	-	28	2,174
Accumulation Unit Value	$-	$75.256	$-	$109.025	$104.990

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2011

	Sub-Accounts
	VANGUARD EQUITY INDEX	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$59,756	$208,115	$54,519	$91,209	$38,855
Shares Owned	3,127	12,418	5,566	12,158	3,307
Investments, at Fair Value	$71,459	$193,475	$80,656	$132,512	$59,153
Total Assets	71,459	193,475	80,656	132,512	59,153
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$71,459	$193,475	$80,656	$132,512	$59,153
PREMIER Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$71,459	$193,475	$80,656	$132,512	$59,153
Accumulation Units Outstanding	771	2,505	804	1,239	528
Accumulation Unit Value	$92.747	$77.238	$100.310	$106.943	$112.016

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
ASSETS:
Investments in Underlying:
Investments, at Cost	$15,546	$175,172	$532,214
Shares Owned	1,363	9,385	20,377
Investments, at Fair Value	$16,947	$221,753	$607,271
Total Assets	16,947	221,753	607,271
LIABILITIES:
Total Liabilities	-	-	-
NET ASSETS	$16,947	$221,753	$607,271
PREMIER Variable Universal Life
Net Assets			$607,271
Accumulation Units Outstanding			26,213
Accumulation Unit Value			$23.167
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$16,947	$221,753
Accumulation Units Outstanding	132	2,350
Accumulation Unit Value	$128.144	$94.349

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE I
Investment Income
Dividend Income	$23,084	$2,382	$13,740	$14,183	$1,947
Mortality and Expense Risk Charge	(8,537)	(534)	(2,460)	(6,937)	(240)
Net Investment Income (Loss)	14,547	1,848	11,280	7,246	1,707
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(30,276)	4,560	26,625	(59,775)	31
Realized Capital Gain Distributions Received	-	502	3,779	-	-
Net Change in Unrealized Appreciation (Depreciation)	72,336	(3,274)	(6,847)	(70,152)	25,410
Net Gain (Loss) on Investments	42,060	1,788	23,557	(129,927)	25,441
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,607	$3,636	$34,837	$(122,681)	$27,148
	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX
Investment Income
Dividend Income	$279	$-	$-	$13,770	$852
Mortality and Expense Risk Charge	(155)	(715)	(199)	(4,736)	(267)
Net Investment Income (Loss)	124	(715)	(199)	9,034	585
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,980	(487)	2,257	(32,569)	(145)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(2,875)	1,387	(1,813)	27,914	(5,389)
Net Gain (Loss) on Investments	105	900	444	(4,655)	(5,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	$229	$185	$245	$4,379	$(4,949)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX	CALVERT S&P MIDCAP 400 INDEX	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Investment Income
Dividend Income	$122	$117	$9,647	$5,342	$19,040
Mortality and Expense Risk Charge	(175)	(775)	(3,955)	(7,246)	(3,645)
Net Investment Income (Loss)	(53)	(658)	5,692	(1,904)	15,395
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	46	(11,288)	(8,487)	(45,271)	5,850
Realized Capital Gain Distributions Received	805	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(2,134)	(4,837)	47,671	49,662	10,790
Net Gain (Loss) on Investments	(1,283)	(16,125)	39,184	4,391	16,640
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,336)	$(16,783)	$44,876	$2,487	$32,035
	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A
Investment Income
Dividend Income	$2,371	$10,129	$-	$8,792	$3,131
Mortality and Expense Risk Charge	(1,873)	(3,950)	(6,265)	(3,942)	(1,214)
Net Investment Income (Loss)	498	6,179	(6,265)	4,850	1,917
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	4,897	12,913	33,792	(5,161)	(4,108)
Realized Capital Gain Distributions Received	-	2,096	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(4,317)	(386)	(101,264)	(11,458)	(29,429)
Net Gain (Loss) on Investments	580	14,623	(67,472)	(16,619)	(33,537)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,078	$20,802	$(73,737)	$(11,769)	$(31,620)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II1	FIDELITY ASSET MANAGER	FIDELITY ASSET MANGER GROWTH	FIDELITY BALANCED
Investment Income
Dividend Income	$21,128	$3,355	$84,341	$9,010	$1,271
Mortality and Expense Risk Charge	(1,620)	(585)	(39,330)	(4,724)	(562)
Net Investment Income (Loss)	19,508	2,770	45,011	4,286	709
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(6,963)	16	(29,461)	10,588	(7)
Realized Capital Gain Distributions Received	-	-	20,581	1,084	204
Net Change in Unrealized Appreciation (Depreciation)	(1,861)	650	(180,560)	(53,354)	(4,404)
Net Gain (Loss) on Investments	(8,824)	666	(189,440)	(41,682)	(4,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,684	$3,436	$(144,429)	$(37,396)	$(3,498)
	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY EQUITY-INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
Investment Income
Dividend Income	$82,943	$171,409	$40,582	$20,316	$1,258
Mortality and Expense Risk Charge	(66,727)	(60,310)	(94,151)	(7,969)	(5,332)
Net Investment Income (Loss)	16,216	111,099	(53,569)	12,347	(4,074)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(391,148)	(530,716)	110,985	(65,138)	19,572
Realized Capital Gain Distributions Received	-	-	39,390	-	-
Net Change in Unrealized Appreciation (Depreciation)	107,371	434,918	(113,064)	61,660	(412)
Net Gain (Loss) on Investments	(283,777)	(95,798)	37,311	(3,478)	19,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$(267,561)	$15,301	$(16,258)	$8,869	$15,086

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP ADVISOR I	FIDELITY MID CAP ADVISOR II
Investment Income
Dividend Income	$99,706	$105,554	$57,840	$58	$260
Mortality and Expense Risk Charge	(12,825)	(44,309)	(12,780)	(425)	(8,725)
Net Investment Income (Loss)	86,881	61,245	45,060	(367)	(8,465)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(38,183)	(63,653)	10,702	56,198	144,943
Realized Capital Gain Distributions Received	-	127,326	40,275	38	2,044
Net Change in Unrealized Appreciation (Depreciation)	(2,361)	(53,436)	(7,578)	(48,470)	(281,045)
Net Gain (Loss) on Investments	(40,544)	10,237	43,399	7,766	(134,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,337	$71,482	$88,459	$7,399	$(142,523)
	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS I
Investment Income
Dividend Income	$3,514	$34,780	$-	$10	$854
Mortality and Expense Risk Charge	(23,533)	(22,172)	(1,919)	(660)	(110)
Net Investment Income (Loss)	(20,019)	12,608	(1,919)	(650)	744
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	(120,585)	54,929	(145)	(68)
Realized Capital Gain Distributions Received	-	5,090	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(351,684)	(65,868)	(534)	(394)
Net Gain (Loss) on Investments	-	(467,179)	(10,939)	(679)	(462)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,019)	$(454,571)	$(12,858)	$(1,329)	$282

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II
Investment Income
Dividend Income	$7,950	$104	$3,273	$-	$14,948
Mortality and Expense Risk Charge	(896)	(85)	(3,354)	(4,973)	(3,295)
Net Investment Income (Loss)	7,054	19	(81)	(4,973)	11,653
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	11,750	(26)	40,715	1,098	3,444
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(16,923)	(495)	(58,818)	(29,721)	7,893
Net Gain (Loss) on Investments	(5,173)	(521)	(18,103)	(28,623)	11,337
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,881	$(502)	$(18,184)	$(33,596)	$22,990
	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES
Investment Income
Dividend Income	$1,527	$84	$919	$95	$4,302
Mortality and Expense Risk Charge	(834)	(771)	(646)	(228)	(6,859)
Net Investment Income (Loss)	693	(687)	273	(133)	(2,557)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	16,649	18,924	9,123	2,444	(37,215)
Realized Capital Gain Distributions Received	-	117	823	153	-
Net Change in Unrealized Appreciation (Depreciation)	(21,973)	(18,262)	(14,051)	(2,768)	(43,297)
Net Gain (Loss) on Investments	(5,324)	779	(4,105)	(171)	(80,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,631)	$92	$(3,832)	$(304)	$(83,069)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO BASIC VALUE FUND I1	INVESCO CAPITAL APPRECIATION I	INVESCO CAPITAL APPRECIATION II	INVESCO CAPITAL DEVELOPMENT SERIES I
Investment Income
Dividend Income	$9,902	$-	$1,469	$-	$-
Mortality and Expense Risk Charge	(7,587)	(181)	(6,765)	(77)	(685)
Net Investment Income (Loss)	2,315	(181)	(5,296)	(77)	(685)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(27,154)	19,840	(23,239)	4,203	(9,576)
Realized Capital Gain Distributions Received	29,242	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(181,827)	(10,600)	(53,622)	(4,629)	3,342
Net Gain (Loss) on Investments	(179,739)	9,240	(76,861)	(426)	(6,234)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(177,424)	$9,059	$(82,157)	$(503)	$(6,919)
	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES II	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
Investment Income
Dividend Income	$-	$-	$21,077	$15,761	$5,194
Mortality and Expense Risk Charge	(237)	(118)	(3,850)	(7,472)	(3,114)
Net Investment Income (Loss)	(237)	(118)	17,227	8,289	2,080
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,782	(1,867)	(1,425)	12,815	17,729
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(6,620)	2,820	(53,997)	(87,273)	(53,331)
Net Gain (Loss) on Investments	(3,838)	953	(55,422)	(74,458)	(35,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,075)	$835	$(38,195)	$(66,169)	$(33,522)

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	INVESCO SMALL CAP EQUITY I1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES
Investment Income
Dividend Income	$-	$1,801	$7,547	$5,583	$13,454
Mortality and Expense Risk Charge	(1,070)	(732)	(4,172)	(3,278)	(3,803)
Net Investment Income (Loss)	(1,070)	1,069	3,375	2,305	9,651
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(27,824)	(12,244)	4,289	10,872	(26,334)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	412	4,535	(24,306)	273
Net Gain (Loss) on Investments	(27,824)	(11,832)	8,824	(13,434)	(26,061)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,894)	$(10,763)	$12,199	$(11,129)	$(16,410)
	Sub-Accounts
	NEUBERGER BERMAN GUARDIAN PORTFOLIO CLASS I	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN
Investment Income
Dividend Income	$1,789	$306	$35,987	$7,078	$109,645
Mortality and Expense Risk Charge	(2,278)	(237)	(1,936)	(648)	(5,686)
Net Investment Income (Loss)	(489)	69	34,051	6,430	103,959
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(25,824)	3,902	2,801	(218)	(22,233)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(21,668)	(7,470)	(22,962)	(5,296)	(151,412)
Net Gain (Loss) on Investments	(47,492)	(3,568)	(20,161)	(5,514)	(173,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,981)	$(3,499)	$13,890	$916	$(69,686)

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS I
Investment Income
Dividend Income	$14,671	$65,985	$47	$-	$6,214
Mortality and Expense Risk Charge	(4,043)	(8,562)	(391)	(4,089)	(1,360)
Net Investment Income (Loss)	10,628	57,423	(344)	(4,089)	4,854
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,258	19,860	14,477	40,947	(114)
Realized Capital Gain Distributions Received	15,687	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(6,934)	(14,674)	(23,649)	(188,376)	4,920
Net Gain (Loss) on Investments	11,011	5,186	(9,172)	(147,429)	4,806
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,639	$62,609	$(9,516)	$(151,518)	$9,660
	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Investment Income
Dividend Income	$4,343	$54,132	$-	$9,558	$2,941
Mortality and Expense Risk Charge	(1,438)	(26,270)	(45,786)	(1,590)	(406)
Net Investment Income (Loss)	2,905	27,862	(45,786)	7,968	2,535
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	15,457	(32,864)	(88,481)	(27,776)	8,691
Realized Capital Gain Distributions Received	-	195,288	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(7,544)	(362,646)	(5,836)	(1,495)	(13,231)
Net Gain (Loss) on Investments	7,913	(200,222)	(94,317)	(29,271)	(4,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,818	$(172,360)	$(140,103)	$(21,303)	$(2,005)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS I
Investment Income
Dividend Income	$13,031	$1,380	$6,134	$8,589	$3,534
Mortality and Expense Risk Charge	(11,800)	(427)	(1,850)	(1,222)	(2,036)
Net Investment Income (Loss)	1,231	953	4,284	7,367	1,498
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(19,953)	3,346	39,668	9,654	(5,170)
Realized Capital Gain Distributions Received	-	-	-	833	-
Net Change in Unrealized Appreciation (Depreciation)	(78,429)	678	(19,123)	(16,012)	(47,852)
Net Gain (Loss) on Investments	(98,382)	4,024	20,545	(5,525)	(53,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(97,151)	$4,977	$24,829	$1,842	$(51,524)
	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II
Investment Income
Dividend Income	$8,874	$3,079	$9,669	$4,621	$2,835
Mortality and Expense Risk Charge	(6,579)	(984)	(1,240)	(1,806)	(1,514)
Net Investment Income (Loss)	2,295	2,095	8,429	2,815	1,321
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	39,965	20,551	10,082	(54,857)	(30,770)
Realized Capital Gain Distributions Received	-	346	1,125	-	-
Net Change in Unrealized Appreciation (Depreciation)	(198,725)	(21,245)	(22,481)	7,775	14,147
Net Gain (Loss) on Investments	(158,760)	(348)	(11,274)	(47,082)	(16,623)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(156,465)	$1,747	$(2,845)	$(44,267)	$(15,302)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

	Sub-Accounts
	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND[1]	VANGUARD INTERNATIONAL
Investment Income
Dividend Income	$87	$1,685	$1,056	$2,618	$6,213
Mortality and Expense Risk Charge	(297)	(1,796)	(496)	(332)	(2,819)
Net Investment Income (Loss)	(210)	(111)	560	2,286	3,394
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	770	1,781	392	7,584	(6,483)
Realized Capital Gain Distributions Received	-	4,939	2,084	-	-
Net Change in Unrealized Appreciation (Depreciation)	(606)	(13,052)	(2,238)	(5,647)	(60,557)
Net Gain (Loss) on Investments	164	(6,332)	238	1,937	(67,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(46)	$(6,443)	$798	$4,223	$(63,646)
	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX
Investment Income
Dividend Income	$764	$2,103	$104	$535	$2,893
Mortality and Expense Risk Charge	(673)	(922)	(433)	(123)	(1,673)
Net Investment Income (Loss)	91	1,181	(329)	412	1,220
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	21,434	1,723	716	19	(2,058)
Realized Capital Gain Distributions Received	-	1,478	-	145	6,212
Net Change in Unrealized Appreciation (Depreciation)	(22,518)	4,727	(72)	514	(4,547)
Net Gain (Loss) on Investments	(1,084)	7,928	644	678	(393)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(993)	$9,109	$315	$1,090	$827

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2011

Sub-Accounts
WANGER USA
Investment Income
Dividend Income	$-
Mortality and Expense Risk Charge	(4,985)
Net Investment Income (Loss)	(4,985)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(8,290)
Realized Capital Gain Distributions Received	64,966
Net Change in Unrealized Appreciation (Depreciation)	(81,174)
Net Gain (Loss) on Investments	(24,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,483)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE I
Net Assets at January 1, 2010	$1,224,767	$74,674	$227,770	$1,025,432	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	14,645	1,385	2,460	16,017	-
Net Realized Gains (Losses)	(50,773)	1,830	2,199	(28,502)	-
Net Change in Unrealized Appreciation (Depreciation)	163,717	2,369	5,824	129,633	-
Net Increase (Decrease) in Net Assets Resulting from Operations	127,589	5,584	10,483	117,148	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	155,720	-	108,189	163,550	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	156,052	-	10	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(232,144)	-	(66,397)	(233,559)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(915)	(110,920)	-	(213)	-
Increase (Decrease) from Contract Transactions	(77,339)	45,132	41,792	(70,212)	-
Total Increase (Decrease) in Net Assets	50,250	50,716	52,275	46,936	-
Net Assets at December 31, 2010	1,275,017	125,390	280,045	1,072,368	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	14,547	1,848	11,280	7,246	1,707
Net Realized Gains (Losses)	(30,276)	5,062	30,404	(59,775)	31
Net Change in Unrealized Appreciation (Depreciation)	72,336	(3,274)	(6,847)	(70,152)	25,410
Net Increase (Decrease) in Net Assets Resulting from Operations	56,607	3,636	34,837	(122,681)	27,148
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	123,490	-	439,812	105,099	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	87,733	-	-	374,188
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(252,704)	-	(283,880)	(215,549)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(989)	(128,450)	-	(218)	(453)
Increase (Decrease) from Contract Transactions	(130,203)	(40,717)	155,932	(110,668)	373,735
Total Increase (Decrease) in Net Assets	(73,596)	(37,081)	190,769	(233,349)	400,883
Net Assets at December 31, 2011	$1,201,421	$88,309	$470,814	$839,019	$400,883

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX
Net Assets at January 1, 2010	$34,985	$75,133	$36,597	$657,653	$33,770
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	187	(172)	(104)	9,738	172
Net Realized Gains (Losses)	4,622	(1,495)	1,212	(85,577)	(151)
Net Change in Unrealized Appreciation (Depreciation)	(2,400)	14,431	2,682	153,829	2,053
Net Increase (Decrease) in Net Assets Resulting from Operations	2,409	12,764	3,790	77,990	2,074
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	14,714	17,993	6,773	120,891	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	871
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(23,183)	(8,882)	(19,037)	(161,646)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(143)
Increase (Decrease) from Contract Transactions	(8,469)	9,111	(12,264)	(40,755)	728
Total Increase (Decrease) in Net Assets	(6,060)	21,875	(8,474)	37,235	2,802
Net Assets at December 31, 2010	28,925	97,008	28,123	694,888	36,572
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	124	(715)	(199)	9,034	585
Net Realized Gains (Losses)	2,980	(487)	2,257	(32,569)	(145)
Net Change in Unrealized Appreciation (Depreciation)	(2,875)	1,387	(1,813)	27,914	(5,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	229	185	245	4,379	(4,949)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	6,734	17,588	4,106	108,181	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	871
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(19,326)	(8,502)	(5,110)	(134,857)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(149)
Increase (Decrease) from Contract Transactions	(12,592)	9,086	(1,004)	(26,676)	722
Total Increase (Decrease) in Net Assets	(12,363)	9,271	(759)	(22,297)	(4,227)
Net Assets at December 31, 2011	$16,562	$106,279	$27,364	$672,591	$32,345

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX	CALVERT S&P MIDCAP 400 INDEX	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Net Assets at January 1, 2010	$19,335	$13,439	$526,654	$968,257	$534,297
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(38)	7	7,793	3,190	17,541
Net Realized Gains (Losses)	(5)	10	(9,758)	(129,136)	2,052
Net Change in Unrealized Appreciation (Depreciation)	4,873	3,365	76,690	361,135	20,767
Net Increase (Decrease) in Net Assets Resulting from Operations	4,830	3,382	74,725	235,189	40,360
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	71,869	133,791	62,773
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	13	104	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(104,290)	(250,723)	(100,301)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(202)	(64)	-	-	-
Increase (Decrease) from Contract Transactions	(189)	40	(32,421)	(116,932)	(37,528)
Total Increase (Decrease) in Net Assets	4,641	3,422	42,304	118,257	2,832
Net Assets at December 31, 2010	23,976	16,861	568,958	1,086,514	537,129
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(53)	(658)	5,692	(1,904)	15,395
Net Realized Gains (Losses)	851	(11,288)	(8,487)	(45,271)	5,850
Net Change in Unrealized Appreciation (Depreciation)	(2,134)	(4,837)	47,671	49,662	10,790
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,336)	(16,783)	44,876	2,487	32,035
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	55,869	115,444	41,227
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	120,970	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(95,526)	(230,096)	(108,025)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(214)	(104,760)	-	-	-
Increase (Decrease) from Contract Transactions	(213)	16,210	(39,657)	(114,652)	(66,798)
Total Increase (Decrease) in Net Assets	(1,549)	(573)	5,219	(112,165)	(34,763)
Net Assets at December 31, 2011	$22,426	$16,288	$574,177	$974,349	$502,366

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A
Net Assets at January 1, 2010	$245,805	$946,968	$584,388	$570,505	$196,800
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	391	3,318	(5,221)	13,939	2,614
Net Realized Gains (Losses)	1,112	116,608	9,805	(2,782)	(3,288)
Net Change in Unrealized Appreciation (Depreciation)	31,586	(35,900)	188,558	46,499	2,310
Net Increase (Decrease) in Net Assets Resulting from Operations	33,089	84,026	193,142	57,656	1,636
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	27,208	611,130	77,372	65,695	20,420
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	302,398	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(34,894)	(1,307,362)	(89,191)	(112,770)	(32,218)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	(206,845)	-	-
Increase (Decrease) from Contract Transactions	(7,686)	(696,232)	83,734	(47,075)	(11,798)
Total Increase (Decrease) in Net Assets	25,403	(612,206)	276,876	10,581	(10,162)
Net Assets at December 31, 2010	271,208	334,762	861,264	581,086	186,638
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	498	6,179	(6,265)	4,850	1,917
Net Realized Gains (Losses)	4,897	15,009	33,792	(5,161)	(4,108)
Net Change in Unrealized Appreciation (Depreciation)	(4,317)	(386)	(101,264)	(11,458)	(29,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,078	20,802	(73,737)	(11,769)	(31,620)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	25,684	1,231,668	65,709	63,005	16,886
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	132,848	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(35,078)	(807,605)	(139,982)	(105,553)	(22,671)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	(10,211)	-	-
Increase (Decrease) from Contract Transactions	(9,394)	424,063	48,364	(42,548)	(5,785)
Total Increase (Decrease) in Net Assets	(8,316)	444,865	(25,373)	(54,317)	(37,405)
Net Assets at December 31, 2011	$262,892	$779,627	$835,891	$526,769	$149,233

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II1	FIDELITY ASSET MANAGER	FIDELITY ASSET MANGER GROWTH	FIDELITY BALANCED
Net Assets at January 1, 2010	$212,961	$83,925	$4,561,887	$577,834	$83,203
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	16,452	4,423	35,137	1,975	774
Net Realized Gains (Losses)	(3,332)	(589)	(100,256)	(2,270)	(177)
Net Change in Unrealized Appreciation (Depreciation)	16,398	5,126	618,516	83,404	12,510
Net Increase (Decrease) in Net Assets Resulting from Operations	29,518	8,960	553,397	83,109	13,107
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	30,376	9,068	29,934	20,328	8,464
Enhanced Variable Universal Life	-	-	336,077	24,849	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(28,308)	(15,283)	(38,562)	(19,771)	(18,772)
Enhanced Variable Universal Life	-	-	(824,143)	(75,992)	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	2,068	(6,215)	(496,694)	(50,586)	(10,308)
Total Increase (Decrease) in Net Assets	31,586	2,745	56,703	32,523	2,799
Net Assets at December 31, 2010	244,547	86,670	4,618,590	610,357	86,002
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	19,508	2,770	45,011	4,286	709
Net Realized Gains (Losses)	(6,963)	16	(8,880)	11,672	197
Net Change in Unrealized Appreciation (Depreciation)	(1,861)	650	(180,560)	(53,354)	(4,404)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,684	3,436	(144,429)	(37,396)	(3,498)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	26,017	8,566	30,127	19,651	8,133
Enhanced Variable Universal Life	-	-	320,040	24,029	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(57,784)	(21,199)	(49,225)	(35,254)	(17,963)
Enhanced Variable Universal Life	-	-	(716,673)	(71,804)	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(31,767)	(12,633)	(415,731)	(63,378)	(9,830)
Total Increase (Decrease) in Net Assets	(21,083)	(9,197)	(560,160)	(100,774)	(13,328)
Net Assets at December 31, 2011	$223,464	$77,473	$4,058,430	$509,583	$72,674

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY EQUITY- INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
Net Assets at January 1, 2010	$8,354,962	$6,887,158	$10,649,115	$1,016,180	$666,694
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	32,389	64,537	(59,627)	436	(3,214)
Net Realized Gains (Losses)	(540,568)	(468,161)	(340,247)	(64,121)	(9,132)
Net Change in Unrealized Appreciation (Depreciation)	1,736,512	1,314,003	2,673,688	208,334	154,879
Net Increase (Decrease) in Net Assets Resulting from Operations	1,228,333	910,379	2,273,814	144,649	142,533
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	442,246	137,719	447,646	172,392	83,090
Enhanced Variable Universal Life	316,259	503,656	625,540	-	-
Symetra Complete & Complete Advisor	132,731	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(730,602)	(241,585)	(657,928)	(158,755)	(127,399)
Enhanced Variable Universal Life	(1,035,524)	(968,620)	(1,554,355)	-	-
Symetra Complete & Complete Advisor	(118,493)	-	-	-	-
Increase (Decrease) from Contract Transactions	(993,383)	(568,830)	(1,139,097)	13,637	(44,309)
Total Increase (Decrease) in Net Assets	234,950	341,549	1,134,717	158,286	98,224
Net Assets at December 31, 2010	8,589,912	7,228,707	11,783,832	1,174,466	764,918
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	16,216	111,099	(53,569)	12,347	(4,074)
Net Realized Gains (Losses)	(391,148)	(530,716)	150,375	(65,138)	19,572
Net Change in Unrealized Appreciation (Depreciation)	107,371	434,918	(113,064)	61,660	(412)
Net Increase (Decrease) in Net Assets Resulting from Operations	(267,561)	15,301	(16,258)	8,869	15,086
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	445,133	135,725	408,783	116,874	79,785
Enhanced Variable Universal Life	322,502	857,899	609,367	-	-
Symetra Complete & Complete Advisor	293,473	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(821,699)	(294,607)	(619,904)	(194,415)	(123,008)
Enhanced Variable Universal Life	(881,186)	(1,361,261)	(1,721,199)	-	-
Symetra Complete & Complete Advisor	(59,056)	-	-	-	-
Increase (Decrease) from Contract Transactions	(700,833)	(662,244)	(1,322,953)	(77,541)	(43,223)
Total Increase (Decrease) in Net Assets	(968,394)	(646,943)	(1,339,211)	(68,672)	(28,137)
Net Assets at December 31, 2011	$7,621,518	$6,581,764	$10,444,621	$1,105,794	$736,781

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP ADVISOR I	FIDELITY MID CAP ADVISOR II
Net Assets at January 1, 2010	$1,341,166	$5,726,007	$1,444,871	$83,299	$1,118,606
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	101,559	56,929	35,444	(643)	(6,824)
Net Realized Gains (Losses)	(67,992)	(462,512)	38,098	5,400	62,951
Net Change in Unrealized Appreciation (Depreciation)	142,116	1,136,236	22,126	42,872	238,778
Net Increase (Decrease) in Net Assets Resulting from Operations	175,683	730,653	95,668	47,629	294,905
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	22,549	180,349	1,932	-	151,493
Enhanced Variable Universal Life	113,345	521,743	184,338	-	-
Symetra Complete & Complete Advisor	618,024	-	-	308,482	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(19,900)	(320,740)	(6,000)	-	(215,497)
Enhanced Variable Universal Life	(307,843)	(1,357,034)	(365,649)	-	-
Symetra Complete & Complete Advisor	(423,496)	-	-	(214,039)	-
Increase (Decrease) from Contract Transactions	2,679	(975,682)	(185,380)	94,443	(64,004)
Total Increase (Decrease) in Net Assets	178,362	(245,029)	(89,712)	142,072	230,901
Net Assets at December 31, 2010	1,519,528	5,480,978	1,355,159	225,371	1,349,507
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	86,881	61,245	45,060	(367)	(8,465)
Net Realized Gains (Losses)	(38,183)	63,673	50,977	56,236	146,987
Net Change in Unrealized Appreciation (Depreciation)	(2,361)	(53,436)	(7,578)	(48,470)	(281,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,337	71,482	88,459	7,399	(142,523)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	21,331	170,290	1,824	-	182,482
Enhanced Variable Universal Life	74,451	789,576	285,151	-	-
Symetra Complete & Complete Advisor	178,824	-	280,641	581	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(112,853)	(389,612)	(1,983)	-	(359,265)
Enhanced Variable Universal Life	(150,613)	(893,592)	(177,505)	-	-
Symetra Complete & Complete Advisor	(138,699)	-	(325)	(213,005)	-
Increase (Decrease) from Contract Transactions	(127,559)	(323,338)	387,803	(212,424)	(176,783)
Total Increase (Decrease) in Net Assets	(81,222)	(251,856)	476,262	(205,025)	(319,306)
Net Assets at December 31, 2011	$1,438,306	$5,229,122	$1,831,421	$20,346	$1,030,201

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS I
Net Assets at January 1, 2010	$3,983,004	$2,869,634	$322,866	$66,212	$13,163
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(20,406)	13,963	(2,202)	873	810
Net Realized Gains (Losses)	2,323	(88,228)	14,637	(917)	(92)
Net Change in Unrealized Appreciation (Depreciation)	-	373,497	33,468	5,887	846
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,083)	299,232	45,903	5,843	1,564
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	2,222,115	26,480	18,371	-	-
Enhanced Variable Universal Life	821,670	158,474	-	-	-
Symetra Complete & Complete Advisor	4,741,933	871	16	169	56
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,790,219)	(38,515)	(50,503)	-	-
Enhanced Variable Universal Life	(700,943)	(458,462)	-	-	-
Symetra Complete & Complete Advisor	(4,705,688)	(171)	(89)	(6,327)	(308)
Increase (Decrease) from Contract Transactions	588,868	(311,323)	(32,205)	(6,158)	(252)
Total Increase (Decrease) in Net Assets	570,785	(12,091)	13,698	(315)	1,312
Net Assets at December 31, 2010	4,553,789	2,857,543	336,564	65,897	14,475
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(20,019)	12,608	(1,919)	(650)	744
Net Realized Gains (Losses)	-	(115,495)	54,929	(145)	(68)
Net Change in Unrealized Appreciation (Depreciation)	-	(351,684)	(65,868)	(534)	(394)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,019)	(454,571)	(12,858)	(1,329)	282
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,430,131	31,068	23,828	-	-
Enhanced Variable Universal Life	871,169	149,360	-	-	-
Symetra Complete & Complete Advisor	1,773,664	871	-	1,088	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,973,354)	(62,538)	(161,441)	-	-
Enhanced Variable Universal Life	(1,235,277)	(447,145)	-	-	-
Symetra Complete & Complete Advisor	(2,866,737)	(186)	(79)	(4,332)	(270)
Increase (Decrease) from Contract Transactions	(2,000,404)	(328,570)	(137,692)	(3,244)	(270)
Total Increase (Decrease) in Net Assets	(2,020,423)	(783,141)	(150,550)	(4,573)	12
Net Assets at December 31, 2011	$2,533,366	$2,074,402	$186,014	$61,324	$14,487

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT I1
Net Assets at January 1, 2010	$131,689	$9,443	$403,422	$653,279	$6,111
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	6,929	17	244	(4,703)	(19)
Net Realized Gains (Losses)	(1,133)	(71)	16,522	(44,091)	423
Net Change in Unrealized Appreciation (Depreciation)	7,747	2,622	91,159	213,042	(186)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,543	2,568	107,925	164,248	218
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	20,902	-	89,539	109,349	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	31	-	-	14
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(36,112)	-	(95,758)	(169,177)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(219)	-	-	(6,343)
Increase (Decrease) from Contract Transactions	(15,210)	(188)	(6,219)	(59,828)	(6,329)
Total Increase (Decrease) in Net Assets	(1,667)	2,380	101,706	104,420	(6,111)
Net Assets at December 31, 2010	130,022	11,823	505,128	757,699	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	7,054	19	(81)	(4,973)	-
Net Realized Gains (Losses)	11,750	(26)	40,715	1,098	-
Net Change in Unrealized Appreciation (Depreciation)	(16,923)	(495)	(58,818)	(29,721)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	1,881	(502)	(18,184)	(33,596)	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	39,837	-	126,663	94,030	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(51,450)	-	(99,561)	(158,569)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(206)	-	-	-
Increase (Decrease) from Contract Transactions	(11,613)	(207)	27,102	(64,539)	-
Total Increase (Decrease) in Net Assets	(9,732)	(709)	8,918	(98,135)	-
Net Assets at December 31, 2011	$120,290	$11,115	$514,046	$659,564	$-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I
Net Assets at January 1, 2010	$437,317	$110,515	$88,766	$92,839	$28,682
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	11,422	(222)	17	141	(206)
Net Realized Gains (Losses)	5,203	8,282	5,659	9,844	6,766
Net Change in Unrealized Appreciation (Depreciation)	2,944	4,160	11,391	(1,640)	804
Net Increase (Decrease) in Net Assets Resulting from Operations	19,569	12,220	17,067	8,345	7,364
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	80,186	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	46,629	359,213	54,720	82,448
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(77,233)	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(42,691)	(279,961)	(49,760)	(87,993)
Increase (Decrease) from Contract Transactions	2,953	3,938	79,252	4,960	(5,545)
Total Increase (Decrease) in Net Assets	22,522	16,158	96,319	13,305	1,819
Net Assets at December 31, 2010	459,839	126,673	185,085	106,144	30,501
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	11,653	693	(687)	273	(133)
Net Realized Gains (Losses)	3,444	16,649	19,041	9,946	2,597
Net Change in Unrealized Appreciation (Depreciation)	7,893	(21,973)	(18,262)	(14,051)	(2,768)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,990	(4,631)	92	(3,832)	(304)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	72,989	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	74,212	28,728	84,808	70,205
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(80,285)	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(68,240)	(205,526)	(116,804)	(91,077)
Increase (Decrease) from Contract Transactions	(7,296)	5,972	(176,798)	(31,996)	(20,872)
Total Increase (Decrease) in Net Assets	15,694	1,341	(176,706)	(35,828)	(21,176)
Net Assets at December 31, 2011	$475,533	$128,014	$8,379	$70,316	$9,325

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO BASIC VALUE FUND I1	INVESCO CAPITAL APPRECIATION I	INVESCO CAPITAL APPRECIATION II
Net Assets at January 1, 2010	$751,536	$937,275	$-	$938,435	$22,831
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	489	(940)	(96)	519	(29)
Net Realized Gains (Losses)	(56,150)	105,717	(5,660)	(47,778)	1,774
Net Change in Unrealized Appreciation (Depreciation)	195,447	68,230	10,600	179,115	748
Net Increase (Decrease) in Net Assets Resulting from Operations	139,786	173,007	4,844	131,856	2,493
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	4,072	18,012	-	118,414	3,141
Enhanced Variable Universal Life	93,393	83,533	-	-	-
Symetra Complete & Complete Advisor	-	-	373,368	1	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(7,167)	(22,093)	-	(175,454)	(9,262)
Enhanced Variable Universal Life	(175,651)	(233,197)	-	-	-
Symetra Complete & Complete Advisor	-	-	(237,416)	(80)	-
Increase (Decrease) from Contract Transactions	(85,353)	(153,745)	135,952	(57,119)	(6,121)
Total Increase (Decrease) in Net Assets	54,433	19,262	140,796	74,737	(3,628)
Net Assets at December 31, 2010	805,969	956,537	140,796	1,013,172	19,203
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(2,557)	2,315	(181)	(5,296)	(77)
Net Realized Gains (Losses)	(37,215)	2,088	19,840	(23,239)	4,203
Net Change in Unrealized Appreciation (Depreciation)	(43,297)	(181,827)	(10,600)	(53,622)	(4,629)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,069)	(177,424)	9,059	(82,157)	(503)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	6,655	8,515	-	113,769	2,748
Enhanced Variable Universal Life	138,007	128,598	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(35,918)	(35,326)	-	(166,105)	(13,782)
Enhanced Variable Universal Life	(168,616)	(189,220)	-	-	-
Symetra Complete & Complete Advisor	-	-	(149,855)	(87)	-
Increase (Decrease) from Contract Transactions	(59,872)	(87,433)	(149,855)	(52,423)	(11,034)
Total Increase (Decrease) in Net Assets	(142,941)	(264,857)	(140,796)	(134,580)	(11,537)
Net Assets at December 31, 2011	$663,028	$691,680	$-	$878,592	$7,666

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES I	INVESCO CAPITAL DEVELOPMENT SERIES II	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I
Net Assets at January 1, 2010	$85,480	$19,983	$19,152	$574,822	$1,189,012
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(681)	(188)	(134)	23,817	17,460
Net Realized Gains (Losses)	(10,125)	1,408	(585)	(152,396)	(41,840)
Net Change in Unrealized Appreciation (Depreciation)	27,152	3,372	1,626	213,893	143,850
Net Increase (Decrease) in Net Assets Resulting from Operations	16,346	4,592	907	85,314	119,470
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	21,380	10,947	1,879	83,698	64,633
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	266,442
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(15,310)	(3,876)	(1,581)	(170,504)	(282,023)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(241,651)
Increase (Decrease) from Contract Transactions	6,070	7,071	298	(86,806)	(192,599)
Total Increase (Decrease) in Net Assets	22,416	11,663	1,205	(1,492)	(73,129)
Net Assets at December 31, 2010	107,896	31,646	20,357	573,330	1,115,883
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(685)	(237)	(118)	17,227	8,289
Net Realized Gains (Losses)	(9,576)	2,782	(1,867)	(1,425)	12,815
Net Change in Unrealized Appreciation (Depreciation)	3,342	(6,620)	2,820	(53,997)	(87,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,919)	(4,075)	835	(38,195)	(66,169)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	8,877	11,242	1,904	76,795	41,910
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	340,72
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(25,651)	(8,077)	(11,279)	(105,393)	(228,431)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(3,328)
Increase (Decrease) from Contract Transactions	(16,774)	3,165	(9,375)	(28,598)	150,880
Total Increase (Decrease) in Net Assets	(23,693)	(910)	(8,540)	(66,793)	84,711
Net Assets at December 31, 2011	$84,203	$30,736	$11,817	$506,537	$1,200,594

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY I1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Net Assets at January 1, 2010	$477,452	$-	$172,036	$520,573	$486,346
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	5,381	-	(695)	2,600	955
Net Realized Gains (Losses)	(23,757)	-	(28,042)	(15,264)	(251)
Net Change in Unrealized Appreciation (Depreciation)	72,752	-	36,646	127,148	58,819
Net Increase (Decrease) in Net Assets Resulting from Operations	54,376	-	7,909	114,484	59,523
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	76,118	-	25,132	92,740	50,952
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(104,525)	-	(78,711)	(109,214)	(77,969)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(28,407)	-	(53,579)	(16,474)	(27,017)
Total Increase (Decrease) in Net Assets	25,969	-	(45,670)	98,010	32,506
Net Assets at December 31, 2010	503,421	-	126,366	618,583	518,852
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,080	(1,070)	1,069	3,375	2,305
Net Realized Gains (Losses)	17,729	(27,824)	(12,244)	4,289	10,872
Net Change in Unrealized Appreciation (Depreciation)	(53,331)	-	412	4,535	(24,306)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,522)	(28,894)	(10,763)	12,199	(11,129)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	70,010	-	20,821	127,686	46,078
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	201,619	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(136,242)	-	(48,911)	(143,720)	(104,666)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(172,725)	-	-	-
Increase (Decrease) from Contract Transactions	(66,232)	28,894	(28,090)	(16,034)	(58,588)
Total Increase (Decrease) in Net Assets	(99,754)	-	(38,853)	(3,835)	(69,717)
Net Assets at December 31, 2011	$403,667	$-	$87,513	$614,748	$449,135

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN GUARDIAN PORTFOLIO CLASS I	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR
Net Assets at January 1, 2010	$482,926	$-	$20,183	$74,126	$29,907
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,066	-	(8)	13,114	4,264
Net Realized Gains (Losses)	(43,960)	-	3,781	(192)	2,774
Net Change in Unrealized Appreciation (Depreciation)	86,183	-	2,503	8,720	1,937
Net Increase (Decrease) in Net Assets Resulting from Operations	46,289	-	6,276	21,642	8,975
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	95,751	-	-	-	63,178
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	14,057	358,966	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(130,442)	-	-	-	(16,238)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	(15,925)	(248,538)	-
Increase (Decrease) from Contract Transactions	(34,691)	-	(1,868)	110,428	46,940
Total Increase (Decrease) in Net Assets	11,598	-	4,408	132,070	55,915
Net Assets at December 31, 2010	494,524	-	24,591	206,196	85,822
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	9,651	(489)	69	34,051	6,430
Net Realized Gains (Losses)	(26,334)	(25,824)	3,902	2,801	(218)
Net Change in Unrealized Appreciation (Depreciation)	273	(21,668)	(7,470)	(22,962)	(5,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,410)	(47,981)	(3,499)	13,890	916
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	161,917	-	-	-	10,168
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	403,234	29,325	816,688	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(151,980)	-	-	-	(16,286)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(159,835)	(22,852)	(63,329)	-
Increase (Decrease) from Contract Transactions	9,937	243,399	6,473	753,359	(6,118)
Total Increase (Decrease) in Net Assets	(6,473)	195,418	2,974	767,249	(5,202)
Net Assets at December 31, 2011	$488,051	$195,418	$27,565	$973,445	$80,620

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Net Assets at January 1, 2010	$386,371	$290,776	$1,337,442	$74,304	$582,947
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	80,532	8,062	54,417	(277)	(2,297)
Net Realized Gains (Losses)	3,311	17,435	9,059	4,507	(49,741)
Net Change in Unrealized Appreciation (Depreciation)	41,680	4,832	40,625	10,541	137,549
Net Increase (Decrease) in Net Assets Resulting from Operations	125,523	30,329	104,101	14,771	85,511
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	143,345	-	86,712	-	140,970
Enhanced Variable Universal Life	-	-	66,872	-	-
Symetra Complete & Complete Advisor	304,094	992,048	-	167,936	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(81,714)	-	(219,183)	-	(132,032)
Enhanced Variable Universal Life	-	-	(46,783)	-	-
Symetra Complete & Complete Advisor	(208,004)	(791,942)	-	(119,163)	-
Increase (Decrease) from Contract Transactions	157,721	200,106	(112,382)	48,773	8,938
Total Increase (Decrease) in Net Assets	283,244	230,435	(8,281)	63,544	94,449
Net Assets at December 31, 2010	669,615	521,211	1,329,161	137,848	677,396
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	103,959	10,628	57,423	(344)	(4,089)
Net Realized Gains (Losses)	(22,233)	17,945	19,860	14,477	40,947
Net Change in Unrealized Appreciation (Depreciation)	(151,412)	(6,934)	(14,674)	(23,649)	(188,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,686)	21,639	62,609	(9,516)	(151,518)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	162,854	-	81,133	-	102,614
Enhanced Variable Universal Life	-	-	62,100	-	-
Symetra Complete & Complete Advisor	158,555	725,758	-	187,674	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(108,417)	-	(200,367)	-	(234,438)
Enhanced Variable Universal Life	-	-	(43,336)	-	-
Symetra Complete & Complete Advisor	(264,680)	(178,540)	-	(114,131)	-
Increase (Decrease) from Contract Transactions	(51,688)	547,218	(100,470)	73,543	(131,824)
Total Increase (Decrease) in Net Assets	(121,374)	568,857	(37,861)	64,027	(283,342)
Net Assets at December 31, 2011	$548,241	$1,090,068	$1,291,300	$201,875	$394,054

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS I	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I
Net Assets at January 1, 2010	$-	$200,788	$3,520,144	$5,624,508	$12,216
Increase (Decrease) in Net Assets from Operations-
Net Investment Income (Loss)	-	2,611	21,314	(44,047)	217
Net Realized Gains (Losses)	-	3,123	(29,742)	(61,958)	2,191
Net Change in Unrealized Appreciation (Depreciation)	-	27,257	502,342	1,131,915	(1,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	32,991	493,914	1,025,910	1,035
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	11,678	308,811	394,609	-
Enhanced Variable Universal Life	-	-	96,044	184,525	-
Symetra Complete & Complete Advisor	-	-	-	-	207
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(36,828)	(480,722)	(559,415)	-
Enhanced Variable Universal Life	-	-	(220,429)	(413,413)	-
Symetra Complete & Complete Advisor	-	-	-	-	(7,199)
Increase (Decrease) from Contract Transactions	-	(25,150)	(296,296)	(393,694)	(6,992)
Total Increase (Decrease) in Net Assets	-	7,841	197,618	632,216	(5,957)
Net Assets at December 31, 2010	-	208,629	3,717,762	6,256,724	6,259
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,854	2,905	27,862	(45,786)	7,968
Net Realized Gains (Losses)	(114)	15,457	162,424	(88,481)	(27,776)
Net Change in Unrealized Appreciation (Depreciation)	4,920	(7,544)	(362,646)	(5,836)	(1,495)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,660	10,818	(172,360)	(140,103)	(21,303)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	76,180	291,161	364,013	-
Enhanced Variable Universal Life	-	-	95,086	253,917	-
Symetra Complete & Complete Advisor	388,403	-	-	-	243,313
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(46,133)	(586,935)	(785,155)	-
Enhanced Variable Universal Life	-	-	(167,436)	(431,875)	-
Symetra Complete & Complete Advisor	(2,733)	-	-	-	(225,769)
Increase (Decrease) from Contract Transactions	385,670	30,047	(368,124)	(599,100)	17,544
Total Increase (Decrease) in Net Assets	395,330	40,865	(540,484)	(739,203)	(3,759)
Net Assets at December 31, 2011	$395,330	$249,494	$3,177,278	$5,517,521	$2,500

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at January 1, 2010	$43,550	$1,530,051	$44,423	$192,445	$159,750
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,153	4,658	983	3,966	7,984
Net Realized Gains (Losses)	665	(45,681)	577	(747)	8,897
Net Change in Unrealized Appreciation (Depreciation)	4,642	293,528	10,639	51,996	(22)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,460	252,505	12,199	55,215	16,859
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	5,276	106,188	-	81,225	75,498
Enhanced Variable Universal Life	-	39,157	-	-	-
Symetra Complete & Complete Advisor	-	-	199	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(3,925)	(167,495)	-	(69,368)	(59,008)
Enhanced Variable Universal Life	-	(71,913)	-	-	-
Symetra Complete & Complete Advisor	-	-	(1,241)	-	-
Increase (Decrease) from Contract Transactions	1,351	(94,063)	(1,042)	11,857	16,490
Total Increase (Decrease) in Net Assets	8,811	158,442	11,157	67,072	33,349
Net Assets at December 31, 2010	52,361	1,688,493	55,580	259,517	193,099
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,535	1,231	953	4,284	7,367
Net Realized Gains (Losses)	8,691	(19,953)	3,346	39,668	10,487
Net Change in Unrealized Appreciation (Depreciation)	(13,231)	(78,429)	678	(19,123)	(16,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,005)	(97,151)	4,977	24,829	1,842
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	35,626	103,299	-	109,503	43,670
Enhanced Variable Universal Life	-	17,187	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(27,766)	(176,607)	-	(73,923)	(72,123)
Enhanced Variable Universal Life	-	(57,151)	-	-	-
Symetra Complete & Complete Advisor	-	-	(8,061)	-	-
Increase (Decrease) from Contract Transactions	7,860	(113,272)	(8,061)	35,580	(28,454)
Total Increase (Decrease) in Net Assets	5,855	(210,423)	(3,084)	60,409	(26,612)
Net Assets at December 31, 2011	$58,216	$1,478,070	$52,496	$319,926	$166,488

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES I
Net Assets at January 1, 2010	$108,025	$819,737	$194,991	$158,930	$57,575
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,394	7,822	1,816	1,287	472
Net Realized Gains (Losses)	(4,343)	(67,175)	13,127	4,517	(453)
Net Change in Unrealized Appreciation (Depreciation)	35,092	203,169	14,552	16,198	4,053
Net Increase (Decrease) in Net Assets Resulting from Operations	33,143	143,816	29,495	22,002	4,072
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	218,431	-	67,037	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	302,699	-	391,375	-	1,203
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(168,013)	-	(40,556)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(185,865)	-	(377,960)	-	(428)
Increase (Decrease) from Contract Transactions	116,834	50,418	13,415	26,481	775
Total Increase (Decrease) in Net Assets	149,977	194,234	42,910	48,483	4,847
Net Assets at December 31, 2010	258,002	1,013,971	237,901	207,413	62,422
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,498	2,295	2,095	8,429	2,815
Net Realized Gains (Losses)	(5,170)	39,965	20,897	11,207	(54,857)
Net Change in Unrealized Appreciation (Depreciation)	(47,852)	(198,725)	(21,245)	(22,481)	7,775
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,524)	(156,465)	1,747	(2,845)	(44,267)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	231,140	-	50,695	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	55,785	-	282,485	-	264,498
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(281,748)	-	(82,069)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(139,539)	-	(187,643)	-	(213,519)
Increase (Decrease) from Contract Transactions	(83,754)	(50,608)	94,842	(31,374)	50,979
Total Increase (Decrease) in Net Assets	(135,278)	(207,073)	96,589	(34,219)	6,712
Net Assets at December 31, 2011	$122,724	$806,898	$334,490	$173,194	$69,134

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND[1]
Net Assets at January 1, 2010	$239,419	$15,006	$109,056	$258,657	$32,411
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,592	(82)	286	3,568	9,115
Net Realized Gains (Losses)	(31,838)	(1,145)	12,249	(24,874)	657
Net Change in Unrealized Appreciation (Depreciation)	45,319	1,838	6,113	56,197	4,778
Net Increase (Decrease) in Net Assets Resulting from Operations	15,073	611	18,648	34,891	14,550
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	41,790	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	248	277,278	9,222	306,542
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(49,715)	-	-	-	(1)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(8,647)	(225,120)	(240,976)	(198,822)
Increase (Decrease) from Contract Transactions	(7,925)	(8,399)	52,158	(231,754)	107,719
Total Increase (Decrease) in Net Assets	7,148	(7,788)	70,806	(196,863)	122,269
Net Assets at December 31, 2010	246,567	7,218	179,862	61,794	154,680
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,321	(210)	(111)	560	2,286
Net Realized Gains (Losses)	(30,770)	770	6,720	2,476	7,584
Net Change in Unrealized Appreciation (Depreciation)	14,147	(606)	(13,052)	(2,238)	(5,647)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,302)	(46)	(6,443)	798	4,223
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	37,700	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	1,574	273,255	10,076	35,679
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(71,142)	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(5,663)	(218,429)	(1,209)	(194,582)
Increase (Decrease) from Contract Transactions	(33,442)	(4,089)	54,826	8,867	(158,903)
Total Increase (Decrease) in Net Assets	(48,744)	(4,135)	48,383	9,665	(154,680)
Net Assets at December 31, 2011	$197,823	$3,083	$228,245	$71,459	$-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX
Net Assets at January 1, 2010	$253,916	$133,053	$73,268	$82,918	$69,212
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,554	287	1,891	(350)	2,030
Net Realized Gains (Losses)	184	(1,949)	(1,642)	12,009	2,037
Net Change in Unrealized Appreciation (Depreciation)	46,298	35,201	24,475	16,166	(367)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,036	33,539	24,724	27,825	3,700
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	405,994	9,286	19,774	14,698	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(353,252)	(55,330)	(3,922)	(71,123)	(56,928)
Increase (Decrease) from Contract Transactions	52,742	(46,044)	15,852	(56,425)	(56,928)
Total Increase (Decrease) in Net Assets	102,778	(12,505)	40,576	(28,600)	(53,228)
Net Assets at December 31, 2010	356,694	120,548	113,844	54,318	15,984
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,394	91	1,181	(329)	412
Net Realized Gains (Losses)	(6,483)	21,434	3,201	716	164
Net Change in Unrealized Appreciation (Depreciation)	(60,557)	(22,518)	4,727	(72)	514
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,646)	(993)	9,109	315	1,090
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	70,958	10,165	14,089	5,617	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(170,531)	(49,064)	(4,530)	(1,097)	(127)
Increase (Decrease) from Contract Transactions	(99,573)	(38,899)	9,559	4,520	(127)
Total Increase (Decrease) in Net Assets	(163,219)	(39,892)	18,668	4,835	963
Net Assets at December 31, 2011	$193,475	$80,656	$132,512	$59,153	$16,947

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2010 and December 31, 2011

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at January 1, 2010	$195,655	$634,514
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,232	(4,517)
Net Realized Gains (Losses)	2,872	(27,668)
Net Change in Unrealized Appreciation (Depreciation)	29,195	168,690
Net Increase (Decrease) in Net Assets Resulting from Operations	34,299	136,505
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	47,966
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	18,539	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(91,488)
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	(3,274)	-
Increase (Decrease) from Contract Transactions	15,265	(43,522)
Total Increase (Decrease) in Net Assets	49,564	92,983
Net Assets at December 31, 2010	245,219	727,497
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,220	(4,985)
Net Realized Gains (Losses)	4,154	56,676
Net Change in Unrealized Appreciation (Depreciation)	(4,547)	(81,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	827	(29,483)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	98,131
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	20,228	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(188,874)
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	(44,521)	-
Increase (Decrease) from Contract Transactions	(24,293)	(90,743)
Total Increase (Decrease) in Net Assets	(23,466)	(120,226)
Net Assets at December 31, 2011	$221,753	$607,271

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account SL (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable life products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable life products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's other business activities.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection I	VP Inflation Protection Class I Fund

American Century Inflation Protection II	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century Large Company Value I	VP Large Company Value Class I Fund

American Century Large Company Value II	VP Large Company Value Class II Fund

American Century Ultra I	VP Ultra Class I Fund

American Century Ultra II	VP Ultra Class II Fund

American Century Value	VP Value Fund

Calvert Mutual Funds, Inc.

Calvert Balanced Index[1,4]	Calvert VP Balanced Index Portfolio

Calvert EAFE International Index	Calvert VP EAFE International Index Portfolio

Calvert Nasdaq 100 Index[4]	Calvert VP Nasdaq 100 Index Portfolio

Calvert Russell 2000 Small Cap Index	Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert S&P MidCap 400 Index	Calvert VP S&P MidCap 400 Index Portfolio

Calvert Social Balanced[1,4]	Calvert VP Social Balanced Portfolio

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus International[4]	Dreyfus VIF International Value Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS International VIP A	DWS International VIP (A)

Federated Insurance Series

Federated High Income Bond	Federated High Income Bond II

Federated Managed Volatility II2	Federated Managed Volatility Fund II

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund I (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Asset Manager Growth	VIP Asset Manager Growth Portfolio

Fidelity Balanced	VIP Balanced Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class

Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity High Income	VIP High Income Portfolio — Initial Class

Fidelity Index 500	VIP Index 500 Portfolio

Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class

Fidelity Mid Cap Advisor I	VIP Mid Cap Portfolio — Initial Class

Fidelity Mid Cap Advisor II	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio — Initial Class

Fidelity Overseas	VIP Overseas Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Income Securities Fund Class I	Franklin Income Securities Fund — Class 1

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund I	Franklin Small Cap Value Securities Fund — Class 1

Franklin Small Cap Value Fund II	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth I4	Franklin Small-Mid Cap Growth Securities Fund — Class 1

Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin Founding Allocation Fund Class 1	Franklin Templeton VIP Founding Funds Allocation Fund — Class 1

Franklin U.S. Government I5	Franklin U.S. Government Securities Fund — Class 1

Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation — Class 1

Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation — Class 1

Ibbotson Conservative Class I4	Ibbotson Conservative ETF Asset Allocation — Class 1

Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation — Class 1

Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation — Class 1

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources	ING VP Global Resources Portfolio

AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)

Invesco Basic Value Fund I3	Invesco V.I. Basic Value Fund (Series I shares)

Invesco Capital Appreciation I	Invesco V.I. Capital Appreciation Fund (Series I shares)

Invesco Capital Appreciation II	Invesco V.I. Capital Appreciation Fund (Series II shares)

Invesco Capital Development Series I	Invesco V.I. Capital Development Fund (Series I shares)

Invesco Capital Development Series II	Invesco V.I. Capital Development Fund (Series II shares)

Invesco Global Health Care	Invesco V.I. Global Health Care Fund (Series I shares)

Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund (Series I shares)

Invesco International Growth I	Invesco V.I. International Growth Fund (Series I shares)

Invesco International Growth II	Invesco V.I. International Growth Fund (Series II shares)

Invesco Small Cap Equity I3	Invesco V.I. Small Cap Equity Fund (Series I shares)

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
JPMorgan Insurance Trust

JP Morgan Core Bond I4	JP Morgan Insurance Trust Core Bond Portfolio — Class I

JP Morgan Insurance Trust International Equity I	JP Morgan Insurance Trust International Equity Portfolio

JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio

JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

JP Morgan Intrepid Mid Cap I4	JP Morgan Insurance Trust Intrepid Mid Cap Portfolio — Class I

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities 1[4]	Mutual Shares Securities Fund — Class 1

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Growth Portfolio Class 1[4]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class 1

Neuberger Berman Guardian Portfolio Class 1	Neuberger Berman AMT Guardian Portfolio — Class 1

Neuberger Berman Regency Portfolio Class 1	Neuberger Berman AMT Regency Portfolio — Class 1

PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio Admin	PIMCO All Asset Portfolio — Administrative Class Shares

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio —

Administrative Class Shares

PIMCO Total Return Admin	PIMCO Total Return Portfolio — Administrative Class Shares

Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class I	Pioneer Emerging Markets VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class I	Pioneer Equity Income VCT Portfolio — Class I

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class I	Pioneer High Yield VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Real Estate VCT Class I	Pioneer Real Estate VCT Portfolio — Class I

Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Strategic Income VCT Class I4	Pioneer Strategic Income VCT Portfolio — Class I

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets I	Templeton Developing Markets Securities Fund — Class 1

Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Bond Securities I	Templeton Global Bond Securities Fund — Class 1

Templeton Global Bond Securities II	Templeton Global Bond Securities Fund — Class 2

Templeton Growth Securities I	Templeton Growth Securities Fund — Class 1

Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced	Vanguard VIF — Balanced Portfolio

Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio

Vanguard Diversified Value[4]	Vanguard VIF — Diversified Value Portfolio

Vanguard Equity Income[4]	Vanguard VIF — Equity Income Portfolio

Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio

Vanguard High Yield Bond[3]	Vanguard VIF — High Yield Bond Portfolio

Vanguard International	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio

Vanguard Short Term Investment Grade[4]	Vanguard VIF — Short Term Investment Grade Portfolio

Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio

Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger USA	Wanger USA

  1  Calvert Balanced Index was reorganized with Calvert Social Balanced on April 30, 2011.

  2  Federated Managed Volatility II was known as Federated Capital Income prior to December 2, 2011.

  3  There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2011.

  4  There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2011.

  5  There was activity in the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2010 and December 31, 2011.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

Symetra Separate Account SL

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the Premier Variable Universal Life product is, on an annual basis, equal to a rate of 0.70 percent of the average daily net assets of the Separate Account. The daily charge for Symetra Complete and Symetra Complete Advisor are, on an annual basis, equal to a rate of 0.75 percent of the policy value in policy years 1 through 20, 0.60 percent of the policy value in policy years 21 through 30 and 0.50 percent in all remaining policy years. This charge is included in the net investment income (loss) in the accompanying Statements of Operations.

Symetra Life deducts a distribution charge for the Symetra Complete product to compensate the broker-dealer firm that sold the policy. The daily charge, on an annual basis, ranges from 0.50 percent to 1.50 percent based on the total policy value. The distribution charge is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to Symetra Complete Advisor.

Symetra Life deducts a monthly administration charge of $4 for each Enhanced Variable Universal Life contract and $5 for each Premier Variable Universal Life contract from the Separate Account. Monthly administration charges for Symetra Complete and Symetra Complete Advisor are 0.025 percent of the policy value not to exceed $8 per month. The administration charges are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

For all variable life insurance products, Symetra deducts amounts from the sub-accounts to cover the cost of insurance. These charges vary from month to month in accordance with the terms of the individual policy holders and are deducted through termination of units of interest from policy holder accounts. The costs of insurance are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as contract maintenance charges in the accompanying Statement of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

4.  INVESTMENT TRANSACTIONS

The following table summarizes purchases and proceeds from sales activity by sub-account for the year ended December 31, 2011. The table also summarizes underlying investment information for each sub-account as of December 31, 2011.

	Year Ended		As of December 31, 2011
	December 31, 2011		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Century Balanced	$146,574	$262,228	$1,086,753	$1,201,421	184,550	$6.51
American Century Inflation Protection I	90,617	128,985	88,333	88,309	7,496	11.78
American Century Inflation Protection II	457,331	286,340	464,424	470,814	40,070	11.75
American Century International	119,282	222,703	915,017	839,019	112,923	7.43
American Century Large Company Value I	376,135	692	375,474	400,883	43,292	9.26
American Century Large Company Value II	7,013	19,481	15,975	16,562	1,768	9.36

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2011
	December 31, 2011		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Century Ultra I	$17,588	$9,216	$95,684	$106,279	11,211	$9.48
American Century Ultra II	4,106	5,310	20,879	27,364	2,924	9.36
American Century Value	121,951	139,592	609,088	672,591	115,964	5.80
Calvert EAFE International Index	1,723	417	29,877	32,345	509	63.54
Calvert Russell 2000 Small Cap Index	927	388	20,495	22,426	391	57.44
Calvert S&P MidCap 400 Index	121,088	105,536	18,070	16,288	245	66.38
Dreyfus Appreciation	65,516	99,482	503,691	574,177	15,109	38.00
Dreyfus MidCap Stock	120,786	237,342	818,913	974,349	74,039	13.16
Dreyfus Quality Bond	60,267	111,668	461,546	502,366	42,145	11.92
Dreyfus Socially Responsible	28,056	36,953	234,909	262,892	8,790	29.91
Dreyfus Stock Index	1,243,893	811,555	757,146	779,627	26,419	29.51
Dreyfus Technology Growth	198,557	156,459	679,468	835,891	69,832	11.97
DWS Balanced VIP A	71,797	109,494	521,904	526,769	24,513	21.49
DWS International VIP A	20,017	23,883	219,246	149,233	22,141	6.74
Federated High Income Bond	47,145	59,404	202,194	223,464	33,056	6.76
Federated Managed Volatility II1	11,922	21,785	70,644	77,473	8,403	9.22
Fidelity Asset Manager	455,088	805,226	4,088,652	4,058,430	294,089	13.80
Fidelity Asset Manger Growth	53,776	111,783	491,135	509,583	38,172	13.35
Fidelity Balanced	9,609	18,525	67,702	72,674	4,967	14.63
Fidelity Contrafund	1,144,051	1,828,671	7,390,018	7,621,518	331,082	23.02
Fidelity Equity-Income	1,165,032	1,716,180	7,077,348	6,581,764	352,154	18.69
Fidelity Growth	1,098,122	2,435,253	9,533,094	10,444,621	283,128	36.89
Fidelity Growth & Income	137,190	202,385	1,023,916	1,105,794	87,831	12.59
Fidelity Growth Opportunities	81,043	128,340	645,878	736,781	40,261	18.30
Fidelity High Income	374,312	414,991	1,418,731	1,438,306	266,848	5.39
Fidelity Index 500	1,192,747	1,327,512	4,854,937	5,229,122	40,432	129.33
Fidelity Investment Grade Bond	665,731	192,592	1,800,964	1,831,421	141,203	12.97
Fidelity Mid Cap Advisor I	677	213,429	17,844	20,346	699	29.08
Fidelity Mid Cap Advisor II	184,787	367,990	882,897	1,030,201	36,047	28.58
Fidelity Money Market Fund	4,078,478	6,098,901	2,533,366	2,533,366	2,533,366	1.00
Fidelity Overseas	221,168	532,040	2,785,116	2,074,402	152,193	13.63
Franklin Flex Cap Growth Securities	23,828	163,441	149,428	186,014	15,385	12.09
Franklin Founding Allocation Fund Class I	1,098	4,993	48,777	61,324	8,037	7.63
Franklin Income Securities Fund Class I	854	381	16,465	14,487	987	14.68
Franklin Income Securities Fund Class II	47,788	52,346	115,354	120,290	8,400	14.32
Franklin Small Cap Value Fund I	104	292	8,980	11,115	703	15.82
Franklin Small Cap Value Fund II	129,936	102,916	401,942	514,046	33,100	15.53
Franklin Small-Mid Cap Growth II	94,030	163,542	531,877	659,564	32,190	20.49
Franklin U.S. Government II	87,937	83,578	458,675	475,533	35,434	13.42
Ibbotson Aggressive Growth Class I	75,739	69,075	128,601	128,014	14,630	8.75
Ibbotson Balanced Class I	28,929	206,297	7,900	8,379	860	9.74
Ibbotson Growth Class I	86,550	117,449	73,896	70,316	7,668	9.17
Ibbotson Income and Growth Class I	70,454	91,306	9,519	9,325	922	10.11
ING Global Resources	148,963	211,394	606,751	663,028	34,124	19.43
ING JP Morgan Emerging Markets Equity I	176,256	232,132	740,076	691,680	38,405	18.01
Invesco Basic Value Fund I1	-	150,036	-	-	-	-
Invesco Capital Appreciation I	115,238	172,957	925,962	878,592	41,017	21.42
Invesco Capital Appreciation II	2,748	13,860	7,577	7,666	364	21.06
Invesco Capital Development Series I	8,877	26,337	65,380	84,203	6,763	12.45
Invesco Capital Development Series II	11,242	8,315	28,679	30,736	2,549	12.06

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2011
	December 31, 2011		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Invesco Global Health Care	$1,904	$11,397	$9,472	$11,817	680	$17.37
Invesco Global Real Estate	97,872	109,243	440,319	506,537	41,725	12.14
Invesco International Growth I	398,400	239,233	1,093,939	1,200,594	45,529	26.37
Invesco International Growth II	75,203	139,357	362,609	403,667	15,478	26.08
Invesco Small Cap Equity I1	201,617	173,793	-	-	-	-
JP Morgan Insurance Trust International Equity I	22,622	49,643	96,010	87,513	9,855	8.88
JP Morgan Insurance Trust Mid Cap Value I	135,233	147,892	567,886	614,748	89,613	6.86
JP Morgan Insurance Trust U.S. Equity I	51,661	107,944	416,102	449,135	29,510	15.22
Mutual Shares Securities	175,371	155,783	476,466	488,051	31,733	15.38
Neuberger Berman Guardian Portfolio Class I	405,023	162,113	217,086	195,418	10,684	18.29
Neuberger Berman Regency Portfolio Class I	29,631	23,089	29,571	27,565	1,933	14.26
PIMCO All Asset Portfolio Admin	852,674	65,265	989,625	973,445	93,331	10.43
PIMCO All Asset Portfolio Advisor	17,246	16,935	82,375	80,620	7,685	10.49
PIMCO Commodity Fund Admin	431,054	378,783	643,351	548,241	76,144	7.20
PIMCO Total Return Admin	756,116	182,585	1,095,391	1,090,068	98,918	11.02
Pioneer Bond VCT Class I	210,399	253,445	1,202,877	1,291,300	108,604	11.89
Pioneer Emerging Markets VCT Class I	187,721	114,523	203,779	201,875	8,383	24.08
Pioneer Emerging Markets VCT Class II	102,614	238,527	452,556	394,054	16,619	23.71
Pioneer Equity Income VCT Class I	394,617	4,093	390,411	395,330	19,513	20.26
Pioneer Equity Income VCT Class II	80,523	47,571	204,149	249,494	12,236	20.39
Pioneer Fund VCT Class I	635,665	780,643	3,328,318	3,177,278	159,183	19.96
Pioneer Growth Opportunities VCT Class I	617,930	1,262,816	4,950,787	5,517,521	245,333	22.49
Pioneer High Yield VCT Class I	252,871	227,359	2,474	2,500	252	9.92
Pioneer High Yield VCT Class II	38,566	28,172	59,603	58,216	5,892	9.88
Pioneer Mid Cap Value VCT Class I	133,517	245,556	1,580,788	1,478,070	93,254	15.85
Pioneer Real Estate VCT Class I	1,380	8,488	31,924	52,496	2,994	17.53
Pioneer Real Estate VCT Class II	115,637	75,772	258,438	319,926	18,240	17.54
Pioneer Strategic Income VCT Class II	53,092	73,346	167,647	166,488	16,291	10.22
Templeton Developing Markets I	59,319	141,574	130,068	122,724	12,918	9.50
Templeton Developing Markets II	240,014	288,326	753,193	806,898	85,658	9.42
Templeton Global Bond Securities I	285,910	188,627	330,985	334,490	17,974	18.61
Templeton Global Bond Securities II	61,488	83,310	172,545	173,194	9,542	18.15
Templeton Growth Securities I	269,119	215,325	76,032	69,134	6,731	10.27
Templeton Growth Securities II	40,535	72,656	198,967	197,823	19,567	10.11
Vanguard Balanced	1,662	5,960	2,885	3,083	163	18.90
Vanguard Capital Growth	279,880	220,223	223,512	228,245	14,548	15.69
Vanguard Equity Index	13,215	1,706	59,756	71,459	3,127	22.85
Vanguard High Yield Bond[1]	38,296	194,914	-	-	-	-
Vanguard International	77,172	173,349	208,115	193,475	12,418	15.58
Vanguard Mid-Cap Index	10,929	49,737	54,519	80,656	5,566	14.49
Vanguard REIT Index	17,670	5,453	91,209	132,512	12,158	10.90
Vanguard Small Company Growth	5,721	1,531	38,855	59,153	3,307	17.89
Vanguard Total Bond Market Index	680	249	15,546	16,947	1,363	12.43
Vanguard Total Stock Market Index	29,333	46,194	175,172	221,753	9,385	23.63
Wanger USA	163,096	193,860	532,214	607,271	20,377	29.80

  1  Reference Note of the Financial Statements for additional information pertaining to this sub-account.

  2  Net asset values represent the amounts published by the underlying Mutual Funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2011, and 2010 were as follows:

	2011			2010
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life
American Century Balanced	7,326	(14,947)	(7,621)	10,166	(15,131)	(4,965)
American Century Inflation Protection II	33,054	(21,266)	11,788	8,979	(5,519)	3,460
American Century International	6,257	(12,680)	(6,423)	10,611	(15,277)	(4,666)
American Century Large Company Value II	637	(1,831)	(1,194)	1,544	(2,467)	(923)
American Century Ultra I	1,261	(612)	649	1,486	(726)	760
American Century Ultra II	389	(463)	(74)	724	(2,011)	(1,287)
American Century Value	7,638	(9,339)	(1,701)	9,301	(12,498)	(3,197)
Dreyfus Appreciation	4,687	(8,044)	(3,357)	6,998	(9,969)	(2,971)
Dreyfus MidCap Stock	7,702	(15,079)	(7,377)	10,497	(19,652)	(9,155)
Dreyfus Quality Bond	2,381	(6,216)	(3,835)	3,828	(6,081)	(2,253)
Dreyfus Socially Responsible	3,413	(4,598)	(1,185)	4,040	(5,252)	(1,212)
Dreyfus Stock Index	84,075	(54,136)	29,939	47,589	(98,350)	(50,761)
Dreyfus Technology Growth	11,866	(24,767)	(12,901)	16,551	(19,179)	(2,628)
DWS Balanced VIP A	5,722	(9,616)	(3,894)	6,426	(10,870)	(4,444)
DWS International VIP A	2,250	(3,036)	(786)	2,719	(4,215)	(1,496)
Federated High Income Bond	1,370	(3,025)	(1,655)	1,756	(1,652)	104
Federated Managed Volatility II1	756	(1,859)	(1,103)	879	(1,487)	(608)
Fidelity Asset Manager	1,739	(2,864)	(1,125)	1,871	(2,436)	(565)
Fidelity Asset Manger Growth	1,298	(2,276)	(978)	1,487	(1,437)	50
Fidelity Balanced	464	(1,035)	(571)	536	(1,190)	(654)
Fidelity Contrafund	18,734	(34,969)	(16,235)	21,230	(35,466)	(14,236)
Fidelity Equity-Income	8,352	(18,179)	(9,827)	9,583	(16,835)	(7,252)
Fidelity Growth	25,562	(38,287)	(12,725)	33,638	(49,353)	(15,715)
Fidelity Growth & Income	7,654	(12,819)	(5,165)	12,630	(11,623)	1,007
Fidelity Growth Opportunities	6,782	(10,282)	(3,500)	8,594	(13,387)	(4,793)
Fidelity High Income	1,518	(8,028)	(6,510)	1,785	(1,552)	233
Fidelity Index 500	10,657	(24,663)	(14,006)	12,763	(22,502)	(9,739)
Fidelity Investment Grade Bond	90	(98)	(8)	101	(314)	(213)
Fidelity Mid Cap Advisor II	11,197	(22,370)	(11,173)	10,433	(15,164)	(4,731)
Fidelity Money Market Fund	103,181	(142,374)	(39,193)	159,486	(128,562)	30,924
Fidelity Overseas	1,987	(4,123)	(2,136)	1,866	(2,727)	(861)
Franklin Flex Cap Growth Securities	1,803	(12,462)	(10,659)	1,539	(4,279)	(2,740)
Franklin Income Securities Fund Class II	2,863	(3,736)	(873)	1,678	(2,969)	(1,291)
Franklin Small Cap Value Fund II	9,626	(7,292)	2,334	7,489	(8,098)	(609)
Franklin Small-Mid Cap Growth II	9,677	(15,794)	(6,117)	13,168	(20,352)	(7,184)
Franklin U.S. Government II	4,252	(4,651)	(399)	4,816	(4,660)	156
ING Global Resources	262	(1,398)	(1,136)	196	(338)	(142)
ING JP Morgan Emerging Markets Equity I	281	(1,164)	(883)	642	(768)	(126)
Invesco Capital Appreciation I	13,352	(19,371)	(6,019)	15,396	(22,640)	(7,244)
Invesco Capital Appreciation II	262	(1,270)	(1,008)	326	(971)	(645)
Invesco Capital Development Series I	490	(1,409)	(919)	1,397	(1,005)	392
Invesco Capital Development Series II	1,047	(873)	174	1,225	(426)	799
Invesco Global Health Care	121	(719)	(598)	132	(111)	21
Invesco Global Real Estate	2,774	(3,757)	(983)	3,330	(6,781)	(3,451)
Invesco International Growth I	1,759	(9,512)	(7,753)	2,984	(13,133)	(10,149)

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2011			2010
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life (Continued)
Invesco International Growth II	5,978	(11,563)	(5,585)	7,104	(9,669)	(2,565)
JP Morgan Insurance Trust International Equity I	1,439	(3,241)	(1,802)	1,859	(5,665)	(3,806)
JP Morgan Insurance Trust Mid Cap Value I	8,055	(8,849)	(794)	6,658	(7,892)	(1,234)
JP Morgan Insurance Trust U.S. Equity I	3,051	(6,910)	(3,859)	3,777	(5,753)	(1,976)
Mutual Shares Securities	11,530	(11,373)	157	7,453	(10,311)	(2,858)
PIMCO All Asset Portfolio Advisor	752	(1,220)	(468)	5,249	(1,290)	3,959
PIMCO Commodity Fund Admin	12,944	(8,734)	4,210	14,112	(7,782)	6,330
Pioneer Bond VCT Class I	4,029	(9,921)	(5,892)	4,575	(11,767)	(7,192)
Pioneer Emerging Markets VCT Class II	5,002	(12,223)	(7,221)	7,300	(6,927)	373
Pioneer Equity Income VCT Class II	6,099	(3,687)	2,412	1,066	(3,493)	(2,427)
Pioneer Fund VCT Class I	22,336	(45,136)	(22,800)	26,237	(40,938)	(14,701)
Pioneer Growth Opportunities VCT Class I	23,360	(49,503)	(26,143)	29,153	(41,090)	(11,937)
Pioneer High Yield VCT Class II	2,449	(1,915)	534	415	(310)	105
Pioneer Mid Cap Value VCT Class I	5,673	(9,461)	(3,788)	6,360	(10,037)	(3,677)
Pioneer Real Estate VCT Class II	10,436	(7,036)	3,400	9,149	(7,761)	1,388
Pioneer Strategic Income VCT Class II	3,045	(5,023)	(1,978)	5,437	(4,278)	1,159
Templeton Developing Markets II	9,339	(11,153)	(1,814)	9,452	(7,319)	2,133
Templeton Global Bond Securities II	2,928	(4,760)	(1,832)	4,052	(2,493)	1,559
Templeton Growth Securities II	2,979	(5,521)	(2,542)	3,562	(4,249)	(687)
Wanger USA	3,853	(7,735)	(3,882)	2,302	(4,359)	(2,057)
Enhanced Variable Universal Life
Fidelity Asset Manager	977	(2,193)	(1,216)	1,122	(2,771)	(1,649)
Fidelity Asset Manger Growth	100	(298)	(198)	115	(352)	(237)
Fidelity Contrafund	831	(2,259)	(1,428)	910	(2,964)	(2,054)
Fidelity Equity-Income	1,937	(3,084)	(1,147)	1,294	(2,490)	(1,196)
Fidelity Growth	1,583	(4,448)	(2,865)	1,955	(4,844)	(2,889)
Fidelity High Income	334	(673)	(339)	553	(1,541)	(988)
Fidelity Index 500	2,423	(2,711)	(288)	1,804	(4,563)	(2,759)
Fidelity Investment Grade Bond	1,016	(641)	375	697	(1,385)	(688)
Fidelity Money Market Fund	5,206	(7,382)	(2,176)	4,882	(4,168)	714
Fidelity Overseas	612	(1,749)	(1,137)	687	(2,013)	(1,326)
ING Global Resources	423	(548)	(125)	347	(643)	(296)
ING JP Morgan Emerging Markets Equity I	521	(803)	(282)	352	(945)	(593)
Pioneer Bond VCT Class I	295	(208)	87	335	(236)	99
Pioneer Fund VCT Class I	548	(946)	(398)	610	(1,406)	(796)
Pioneer Growth Opportunities VCT Class I	1,111	(1,802)	(691)	896	(2,041)	(1,145)
Pioneer Mid Cap Value VCT Class I	78	(256)	(178)	196	(368)	(172)
Symetra Complete & Complete Advisor
American Century Balanced	-	(13)	(13)	-	(14)	(14)
American Century Inflation Protection I	692	(1,099)	(407)	1,424	(1,016)	408
American Century International	-	(4)	(4)	-	(3)	(3)
American Century Large Company Value I	4,817	(9)	4,808	-	-	-
Calvert EAFE International Index	12	(6)	6	13	(6)	7
Calvert Russell 2000 Small Cap Index	-	(3)	(3)	-	(4)	(4)
Calvert S&P MidCap 400 Index	1,034	(1,036)	(2)	-	(2)	(2)
Dreyfus Technology Growth	968	(88)	880	2,953	(2,074)	879

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2011			2010
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Symetra Complete & Complete Advisor (Continued)
Fidelity Contrafund	2,707	(559)	2,148	1,448	(1,305)	143
Fidelity High Income	1,427	(1,123)	304	5,566	(3,832)	1,734
Fidelity Investment Grade Bond	2,186	(4)	2,182	-	-	-
Fidelity Mid Cap Advisor I	5	(1,853)	(1,848)	3,628	(2,551)	1,077
Fidelity Money Market Fund	16,191	(26,237)	(10,046)	43,400	(43,140)	260
Fidelity Overseas	12	(7)	5	12	(7)	5
Franklin Flex Cap Growth Securities	-	(1)	(1)	-	(1)	(1)
Franklin Founding Allocation Fund Class I	11	(50)	(39)	2	(77)	(75)
Franklin Income Securities Fund Class I	-	(4)	(4)	1	(4)	(3)
Franklin Small Cap Value Fund I	-	(3)	(3)	-	(3)	(3)
Franklin U.S. Government I1	-	-	-	0	(55)	(55)
Ibbotson Aggressive Growth Class I	830	(745)	85	546	(558)	(12)
Ibbotson Balanced Class I	274	(2,032)	(1,758)	3,976	(3,117)	859
Ibbotson Growth Class I	879	(1,222)	(343)	603	(601)	2
Ibbotson Income and Growth Class I	664	(867)	(203)	859	(866)	(7)
Invesco Basic Value Fund I1	-	(1,857)	(1,857)	5,295	(3,439)	1,856
Invesco Capital Appreciation I	-	(4)	(4)	-	(3)	(3)
Invesco International Growth I	4,115	(57)	4,058	3,407	(3,113)	294
Invesco Small Cap Equity I1	1,722	(1,722)	-	-	-	-
Neuberger Berman Guardian Portfolio Class I	3,693	(1,713)	1,980	-	-	-
Neuberger Berman Regency Portfolio Class I	283	(236)	47	168	(176)	(8)
PIMCO All Asset Portfolio Admin	7,027	(560)	6,467	3,462	(2,404)	1,058
PIMCO Commodity Fund Admin	1,278	(2,311)	(1,033)	3,091	(2,178)	913
PIMCO Total Return Admin	5,501	(1,398)	4,103	8,125	(6,529)	1,596
Pioneer Emerging Markets VCT Class I	2,866	(1,404)	1,462	2,295	(1,693)	602
Pioneer Equity Income VCT Class I	4,009	(41)	3,968	-	-	-
Pioneer High Yield VCT Class I	1,891	(1,921)	(30)	2	(69)	(67)
Pioneer Real Estate VCT Class I	-	(79)	(79)	3	(19)	(16)
Templeton Developing Markets I	606	(1,768)	(1,162)	3,703	(2,353)	1,350
Templeton Global Bond Securities I	1,962	(1,286)	676	3,046	(2,948)	98
Templeton Growth Securities I	3,131	(2,985)	146	16	(11)	5
Vanguard Balanced	14	(54)	(40)	3	(93)	(90)
Vanguard Capital Growth	2,618	(2,141)	477	2,996	(2,463)	533
Vanguard Equity Index	110	(18)	92	116	(2,704)	(2,588)
Vanguard High Yield Bond[1]	285	(1,554)	(1,269)	2,792	(1,821)	971
Vanguard International	795	(2,283)	(1,488)	5,246	(4,542)	704
Vanguard Mid-Cap Index	99	(472)	(373)	108	(560)	(452)
Vanguard REIT Index	138	(53)	85	255	(54)	201
Vanguard Small Company Growth	50	(14)	36	176	(673)	(497)
Vanguard Total Bond Market Index	-	(2)	(2)	-	(485)	(485)
Vanguard Total Stock Market Index	215	(486)	(271)	230	(58)	172

  1  Reference Note of the financial statements for additional information pertaining to this sub-account.

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable life contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2011.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Balanced
PREMIER Variable Universal Life
2011	$17.215	66,298	$1,141,322	1.89%	0.70%	4.60%
2010	16.458	73,919	1,216,570	1.89%	0.70%	10.86%
2009	14.846	78,884	1,171,134	5.31%	0.70%	14.68%
2008	12.946	99,531	1,288,536	2.59%	0.70%	(20.89%)
2007	16.364	94,955	1,553,874	2.03%	0.70%	4.20%
Symetra Complete & Complete Advisor
2011	113.523	529	60,099	1.91%	0.75%	5.33%
2010	107.777	542	58,447	1.90%	0.75%	11.64%
2009	96.544	556	53,633	5.27%	0.75%	15.48%
2008	83.600	569	47,579	0.00%	0.75%	(20.33%)
2007	104.935	-	-	0.00%	0.75%	4.94%
American Century Inflation Protection I
Symetra Complete & Complete Advisor
2011	128.513	687	88,309	3.42%	0.75%	12.09%
2010	114.647	1,094	125,390	1.84%	0.75%	5.37%
2009	108.805	686	74,674	2.36%	0.75%	10.46%
2008	98.498	94	9,274	4.79%	0.75%	(1.28%)
2007	99.777	668	66,673	0.01%	0.75%	(0.22%)
American Century Inflation Protection II
PREMIER Variable Universal Life
2011	13.578	34,679	470,814	3.89%	0.70%	10.97%
2010	12.236	22,891	280,045	1.66%	0.70%	4.37%
2009	11.724	19,431	227,770	1.90%	0.70%	9.48%
2008	10.709	12,994	139,129	4.78%	0.70%	(2.29%)
2007	10.960	10,987	120,386	4.41%	0.70%	8.77%
American Century International
PREMIER Variable Universal Life
2011	15.170	54,641	828,902	1.43%	0.70%	(12.66%)
2010	17.368	61,064	1,060,556	2.32%	0.70%	12.51%
2009	15.437	65,730	1,014,725	2.06%	0.70%	32.83%
2008	11.622	69,253	804,850	0.78%	0.70%	(45.21%)
2007	21.211	71,433	1,515,180	0.66%	0.70%	17.23%
Symetra Complete & Complete Advisor
2011	86.829	116	10,117	1.39%	0.75%	(12.04%)
2010	98.716	120	11,812	2.29%	0.75%	13.29%
2009	87.134	123	10,707	2.01%	0.75%	33.76%
2008	65.140	58	3,749	10.76%	0.75%	(44.82%)
2007	118.056	-	-	0.00%	0.75%	18.06%
American Century Large Company Value I
Symetra Complete & Complete Advisor
2011	83.371	4,808	400,883	0.50%	0.75%	1.12%
2010	82.449	-	-	0.00%	0.75%	10.97%
2009	74.296	-	-	0.00%	0.75%	20.04%
2008	61.891	-	-	0.00%	0.75%	(37.28%)
2007	98.680	-	-	0.00%	0.75%	(1.32%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Large Company Value II
PREMIER Variable Universal Life
2011	$10.388	1,594	$16,562	1.25%	0.70%	0.14%
2010	10.373	2,788	28,925	1.38%	0.70%	10.02%
2009	9.428	3,711	34,985	4.94%	0.70%	19.09%
2008	7.917	3,551	28,118	2.03%	0.70%	(37.86%)
2007	12.741	3,266	41,628	0.55%	0.70%	(2.04%)
American Century Ultra I
PREMIER Variable Universal Life
2011	13.729	7,741	106,279	0.00%	0.70%	0.37%
2010	13.679	7,092	97,008	0.49%	0.70%	15.27%
2009	11.867	6,332	75,133	0.27%	0.70%	33.55%
2008	8.886	5,397	47,955	0.00%	0.70%	(41.89%)
2007	15.292	4,588	70,159	0.00%	0.70%	20.17%
American Century Ultra II
PREMIER Variable Universal Life
2011	10.868	2,518	27,364	0.00%	0.70%	0.17%
2010	10.850	2,592	28,123	0.29%	0.70%	15.01%
2009	9.434	3,879	36,597	0.17%	0.70%	33.59%
2008	7.062	1,525	10,773	0.00%	0.70%	(42.06%)
2007	12.188	937	11,419	0.00%	0.70%	21.88%
American Century Value
PREMIER Variable Universal Life
2011	14.383	46,760	672,591	2.03%	0.70%	0.31%
2010	14.339	48,461	694,888	2.21%	0.70%	12.63%
2009	12.731	51,658	657,653	5.81%	0.70%	19.03%
2008	10.696	58,330	623,884	2.42%	0.70%	(27.28%)
2007	14.709	64,136	943,419	1.72%	0.70%	(5.81%)
Calvert EAFE International Index
Symetra Complete & Complete Advisor
2011	66.812	484	32,345	2.39%	0.75%	(12.71%)
2010	76.544	478	36,572	1.26%	0.75%	6.71%
2009	71.728	471	33,770	2.22%	0.75%	27.85%
2008	56.102	469	26,314	3.24%	0.75%	(42.68%)
2007	97.879	-	-	0.00%	0.75%	(2.12%)
Calvert Russell 2000 Small Cap Index
Symetra Complete & Complete Advisor
2011	99.809	225	22,426	0.52%	0.75%	(4.89%)
2010	104.938	228	23,976	0.56%	0.75%	26.08%
2009	83.229	232	19,335	2.04%	0.75%	26.20%
2008	65.950	71	4,689	0.79%	0.75%	(33.96%)
2007	99.866	-	-	0.00%	0.75%	(0.13%)
Calvert S&P MidCap 400 Index
Symetra Complete & Complete Advisor
2011	106.152	153	16,288	0.11%	0.75%	(2.24%)
2010	108.582	155	16,861	0.80%	0.75%	25.98%
2009	86.188	157	13,439	0.00%	0.75%	36.38%
2008	63.198	-	-	0.00%	0.75%	(36.63%)
2007	99.732	-	-	0.00%	0.75%	(0.27%)
Dreyfus Appreciation
PREMIER Variable Universal Life
2011	12.434	46,181	574,177	1.70%	0.70%	8.25%
2010	11.486	49,538	568,958	2.17%	0.70%	14.52%
2009	10.030	52,509	526,654	2.70%	0.70%	21.69%
2008	8.242	57,755	475,966	2.03%	0.70%	(30.04%)
2007	11.781	61,755	727,525	1.52%	0.70%	6.38%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus MidCap Stock
PREMIER Variable Universal Life
2011	$14.758	66,021	$974,349	0.52%	0.70%	(0.30%)
2010	14.803	73,398	1,086,514	1.01%	0.70%	26.21%
2009	11.729	82,553	968,257	1.43%	0.70%	34.57%
2008	8.716	89,038	776,079	0.95%	0.70%	(40.84%)
2007	14.732	95,067	1,400,542	0.42%	0.70%	0.79%
Dreyfus Quality Bond
PREMIER Variable Universal Life
2011	17.869	28,113	502,366	3.65%	0.70%	6.29%
2010	16.812	31,948	537,129	3.88%	0.70%	7.62%
2009	15.622	34,201	534,297	4.76%	0.70%	14.15%
2008	13.685	36,744	502,837	4.90%	0.70%	(4.85%)
2007	14.382	38,711	556,753	4.83%	0.70%	2.82%
Dreyfus Socially Responsible
PREMIER Variable Universal Life
2011	7.477	35,161	262,892	0.88%	0.70%	0.20%
2010	7.462	36,346	271,208	0.86%	0.70%	14.01%
2009	6.545	37,558	245,805	1.01%	0.70%	32.84%
2008	4.927	44,456	219,049	0.75%	0.70%	(34.89%)
2007	7.567	45,408	343,590	0.53%	0.70%	7.03%
Dreyfus Stock Index
PREMIER Variable Universal Life
2011	14.757	52,830	779,627	1.80%	0.70%	0.91%
2010	14.624	22,891	334,762	1.48%	0.70%	13.74%
2009	12.857	73,652	946,968	1.91%	0.70%	25.17%
2008	10.272	118,070	1,212,848	1.95%	0.70%	(37.76%)
2007	16.504	48,564	801,487	1.01%	0.70%	4.26%
Dreyfus Technology Growth
PREMIER Variable Universal Life
2011	5.142	104,320	536,416	0.00%	0.70%	(8.42%)
2010	5.615	117,221	658,198	0.00%	0.70%	29.02%
2009	4.352	119,849	521,565	0.44%	0.70%	56.60%
2008	2.779	115,805	321,881	0.00%	0.70%	(41.61%)
2007	4.759	120,233	572,176	0.00%	0.70%	13.92%
Symetra Complete & Complete Advisor
2011	127.479	2,349	299,475	0.00%	0.75%	(7.78%)
2010	138.236	1,469	203,066	0.00%	0.75%	29.93%
2009	106.393	590	62,823	0.00%	0.75%	57.67%
2008	67.479	-	-	0.00%	0.75%	(41.18%)
2007	114.725	-	-	0.00%	0.75%	14.73%
DWS Balanced VIP A
PREMIER Variable Universal Life
2011	10.801	48,771	526,769	1.56%	0.70%	(2.11%)
2010	11.034	52,665	581,086	3.13%	0.70%	10.45%
2009	9.990	57,109	570,505	3.89%	0.70%	22.58%
2008	8.150	68,208	555,912	4.03%	0.70%	(27.84%)
2007	11.295	72,614	820,149	3.27%	0.70%	4.11%
DWS International VIP A
PREMIER Variable Universal Life
2011	6.618	22,551	149,233	1.80%	0.70%	(17.24%)
2010	7.997	23,337	186,638	2.13%	0.70%	0.91%
2009	7.925	24,833	196,800	4.35%	0.70%	32.59%
2008	5.977	26,423	157,931	1.39%	0.70%	(48.58%)
2007	11.623	26,873	312,333	2.37%	0.70%	13.79%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated High Income Bond
PREMIER Variable Universal Life
2011	$19.289	11,584	$223,464	9.11%	0.70%	4.43%
2010	18.470	13,239	244,547	7.99%	0.70%	13.93%
2009	16.211	13,135	212,961	11.21%	0.70%	51.77%
2008	10.681	13,491	144,105	9.68%	0.70%	(26.51%)
2007	14.533	13,237	192,389	7.77%	0.70%	2.70%
Federated Managed Volatility II1
PREMIER Variable Universal Life
2011	11.522	6,723	77,473	4.00%	0.70%	4.05%
2010	11.074	7,826	86,670	6.05%	0.70%	11.30%
2009	9.950	8,434	83,925	6.30%	0.70%	27.38%
2008	7.811	9,130	71,315	5.74%	0.70%	(20.93%)
2007	9.879	9,787	96,686	4.96%	0.70%	3.31%
Fidelity Asset Manager
PREMIER Variable Universal Life
2011	16.748	18,308	306,635	1.93%	0.70%	(3.24%)
2010	17.309	19,433	336,359	1.73%	0.70%	13.46%
2009	15.255	19,998	305,061	2.44%	0.70%	28.21%
2008	11.898	20,269	241,153	2.57%	0.70%	(29.22%)
2007	16.809	23,255	390,872	6.14%	0.70%	14.70%
Enhanced Variable Universal Life
2011	315.245	11,901	3,751,795	1.89%	0.90%	(3.43%)
2010	326.447	13,117	4,282,231	1.67%	0.90%	13.24%
2009	288.276	14,766	4,256,826	2.37%	0.90%	27.96%
2008	225.293	16,539	3,726,211	2.50%	0.90%	(29.36%)
2007	318.920	19,254	6,140,613	6.06%	0.90%	14.46%
Fidelity Asset Manger Growth
PREMIER Variable Universal Life
2011	14.289	14,665	209,550	1.63%	0.70%	(6.83%)
2010	15.336	15,643	239,896	1.22%	0.70%	15.53%
2009	13.274	15,593	206,978	1.64%	0.70%	31.99%
2008	10.057	15,326	154,141	1.69%	0.70%	(36.26%)
2007	15.778	21,068	332,423	4.21%	0.70%	18.13%
Enhanced Variable Universal Life
2011	223.981	1,340	300,033	1.52%	0.90%	(7.01%)
2010	240.864	1,538	370,461	1.13%	0.90%	15.30%
2009	208.897	1,775	370,856	1.53%	0.90%	31.72%
2008	158.595	2,192	347,654	1.74%	0.90%	(36.39%)
2007	249.311	2,824	704,048	4.06%	0.90%	17.90%
Fidelity Balanced
PREMIER Variable Universal Life
2011	16.897	4,301	72,674	1.58%	0.70%	(4.29%)
2010	17.654	4,872	86,002	1.65%	0.70%	17.25%
2009	15.057	5,526	83,203	1.84%	0.70%	37.63%
2008	10.940	6,076	66,476	1.72%	0.70%	(34.42%)
2007	16.681	6,665	111,176	3.58%	0.70%	8.28%
Fidelity Contrafund
PREMIER Variable Universal Life
2011	22.695	151,079	3,428,833	0.99%	0.70%	(3.20%)
2010	23.446	167,314	3,922,979	1.24%	0.70%	16.40%
2009	20.143	181,550	3,657,017	1.42%	0.70%	34.76%
2008	14.947	186,483	2,787,391	1.02%	0.70%	(42.92%)
2007	26.184	182,141	4,769,214	0.97%	0.70%	16.77%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Contrafund (Continued)
Enhanced Variable Universal Life
2011	$379.614	10,047	$3,813,959	0.97%	0.90%	(3.40%)
2010	392.964	11,475	4,509,429	1.19%	0.90%	16.17%
2009	338.273	13,529	4,576,688	1.40%	0.90%	34.49%
2008	251.516	15,410	3,875,957	0.98%	0.90%	(43.03%)
2007	441.487	16,864	7,444,903	0.91%	0.90%	16.53%
Symetra Complete & Complete Advisor
2011	104.818	3,613	378,726	1.75%	0.75%	(2.53%)
2010	107.534	1,465	157,504	1.23%	0.75%	17.22%
2009	91.740	1,322	121,257	1.83%	0.75%	35.71%
2008	67.600	827	55,878	0.37%	0.75%	(42.51%)
2007	117.592	2,445	287,580	0.87%	0.75%	17.59%
Fidelity Equity-Income
PREMIER Variable Universal Life
2011	16.047	66,322	1,064,322	2.40%	0.70%	0.27%
2010	16.004	76,149	1,218,746	1.79%	0.70%	14.35%
2009	13.996	83,401	1,167,336	2.30%	0.70%	29.29%
2008	10.825	89,497	968,796	2.56%	0.70%	(43.05%)
2007	19.009	96,282	1,830,234	1.82%	0.70%	0.82%
Enhanced Variable Universal Life
2011	432.893	12,745	5,517,442	2.47%	0.90%	0.07%
2010	432.596	13,892	6,009,961	1.83%	0.90%	14.12%
2009	379.077	15,088	5,719,822	2.21%	0.90%	29.04%
2008	293.763	18,172	5,338,463	2.49%	0.90%	(43.17%)
2007	516.906	19,683	10,174,457	1.72%	0.90%	0.62%
Fidelity Growth
PREMIER Variable Universal Life
2011	15.534	221,245	3,436,854	0.37%	0.70%	(0.49%)
2010	15.611	233,970	3,652,598	0.28%	0.70%	23.31%
2009	12.660	249,685	3,161,150	0.45%	0.70%	27.39%
2008	9.938	271,303	2,696,281	0.82%	0.70%	(47.54%)
2007	18.943	286,534	5,427,863	0.82%	0.70%	26.08%
Enhanced Variable Universal Life
2011	372.499	18,812	7,007,767	0.36%	0.90%	(0.69%)
2010	375.100	21,677	8,131,234	0.27%	0.90%	23.06%
2009	304.807	24,566	7,487,965	0.44%	0.90%	27.14%
2008	239.746	27,540	6,602,801	0.79%	0.90%	(47.64%)
2007	457.896	31,874	14,595,190	0.82%	0.90%	25.82%
Fidelity Growth & Income
PREMIER Variable Universal Life
2011	15.344	72,065	1,105,794	1.78%	0.70%	0.90%
2010	15.207	77,230	1,174,466	0.74%	0.70%	14.06%
2009	13.332	76,223	1,016,180	1.09%	0.70%	26.32%
2008	10.554	80,069	845,056	1.26%	0.70%	(42.11%)
2007	18.231	77,561	1,413,978	1.79%	0.70%	11.34%
Fidelity Growth Opportunities
PREMIER Variable Universal Life
2011	11.502	64,053	736,781	0.16%	0.70%	1.58%
2010	11.323	67,553	764,918	0.22%	0.70%	22.88%
2009	9.215	72,346	666,694	0.48%	0.70%	44.82%
2008	6.363	78,420	498,967	0.43%	0.70%	(55.33%)
2007	14.244	79,189	1,128,001	0.00%	0.70%	22.32%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity High Income
PREMIER Variable Universal Life
2011	$14.171	15,645	$221,591	5.32%	0.70%	3.31%
2010	13.717	22,155	303,794	7.91%	0.70%	13.03%
2009	12.136	21,922	265,952	8.15%	0.70%	42.96%
2008	8.489	22,628	192,096	8.48%	0.70%	(25.52%)
2007	11.397	24,006	273,584	8.24%	0.70%	2.07%
Enhanced Variable Universal Life
2011	224.589	3,701	830,723	6.70%	0.90%	3.10%
2010	217.833	4,040	879,668	7.66%	0.90%	12.80%
2009	193.108	5,028	970,543	8.03%	0.90%	42.67%
2008	135.354	5,519	746,980	8.41%	0.90%	(25.66%)
2007	182.067	6,156	1,120,801	7.68%	0.90%	1.86%
Symetra Complete & Complete Advisor
2011	128.996	2,990	385,992	6.52%	0.75%	3.10%
2010	125.113	2,686	336,066	7.91%	0.75%	13.82%
2009	109.919	952	104,671	8.93%	0.75%	45.25%
2008	75.675	-	-	0.00%	0.75%	(24.98%)
2007	100.879	-	-	0.00%	0.75%	0.88%
Fidelity Index 500
PREMIER Variable Universal Life
2011	15.918	119,621	1,904,142	1.89%	0.70%	1.32%
2010	15.710	133,627	2,099,225	1.95%	0.70%	14.22%
2009	13.754	143,366	1,971,807	2.45%	0.70%	25.72%
2008	10.940	177,592	1,942,825	2.17%	0.70%	(37.44%)
2007	17.486	189,535	3,314,287	3.59%	0.70%	4.70%
Enhanced Variable Universal Life
2011	329.195	10,099	3,324,980	2.01%	0.90%	1.13%
2010	325.528	10,387	3,381,753	1.84%	0.90%	13.99%
2009	285.568	13,146	3,754,200	2.62%	0.90%	25.47%
2008	227.595	16,213	3,690,112	2.27%	0.90%	(37.56%)
2007	364.521	16,398	5,977,607	3.59%	0.90%	4.49%
Fidelity Investment Grade Bond
Symetra Complete & Complete Advisor
2011	129.653	2,182	282,965	3.20%	0.75%	7.33%
2010	120.795	-	-	0.00%	0.75%	7.80%
2009	112.050	-	-	0.00%	0.75%	15.72%
2008	96.826	-	-	0.00%	0.75%	(3.25%)
2007	100.078	-	-	0.00%	0.75%	0.08%
PREMIER Variable Universal Life
2011	20.887	1,043	21,797	3.30%	0.70%	6.59%
2010	19.596	1,051	20,597	3.34%	0.70%	7.05%
2009	18.305	1,264	23,132	8.84%	0.70%	14.92%
2008	15.929	1,389	22,127	4.58%	0.70%	(3.93%)
2007	16.580	1,746	28,942	4.62%	0.70%	3.62%
Enhanced Variable Universal Life
2011	285.090	5,355	1,526,659	3.47%	0.90%	6.37%
2010	268.006	4,980	1,334,562	3.39%	0.90%	6.84%
2009	250.850	5,668	1,421,739	9.06%	0.90%	14.69%
2008	218.727	5,995	1,311,352	4.12%	0.90%	(4.12%)
2007	228.118	6,403	1,460,690	4.19%	0.90%	3.41%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Mid Cap Advisor I
Symetra Complete & Complete Advisor
2011	$97.960	208	$20,346	0.12%	0.75%	(10.61%)
2010	109.590	2,056	225,371	0.38%	0.75%	28.83%
2009	85.063	979	83,299	1.35%	0.75%	40.09%
2008	60.722	651	39,554	0.51%	0.75%	(39.44%)
2007	100.271	664	66,576	0.27%	0.75%	0.27%
Fidelity Mid Cap Advisor II
PREMIER Variable Universal Life
2011	14.721	69,985	1,030,201	0.02%	0.70%	(11.47%)
2010	16.628	81,158	1,349,507	0.12%	0.70%	27.67%
2009	13.024	85,889	1,118,606	0.54%	0.70%	38.77%
2008	9.385	44,660	419,123	0.25%	0.70%	(40.03%)
2007	15.649	42,824	670,135	0.54%	0.70%	14.53%
Fidelity Money Market Fund
PREMIER Variable Universal Life
2011	13.818	86,251	1,191,368	0.11%	0.70%	(0.58%)
2010	13.899	125,444	1,743,157	0.18%	0.70%	(0.46%)
2009	13.963	94,520	1,319,349	0.71%	0.70%	0.02%
2008	13.960	85,789	1,197,222	2.96%	0.70%	2.30%
2007	13.646	155,612	2,123,169	5.07%	0.70%	4.48%
Enhanced Variable Universal Life
2011	166.521	3,595	598,412	0.11%	0.90%	(0.79%)
2010	167.840	5,771	968,279	0.18%	0.90%	(0.66%)
2009	168.947	5,057	854,181	0.73%	0.90%	(0.18%)
2008	169.253	5,371	908,754	2.96%	0.90%	2.10%
2007	165.769	8,003	1,326,420	5.07%	0.90%	4.27%
Symetra Complete & Complete Advisor
2011	109.569	6,786	743,586	0.12%	0.75%	0.11%
2010	109.450	16,832	1,842,353	0.19%	0.75%	0.24%
2009	109.184	16,572	1,809,474	0.40%	0.75%	0.72%
2008	108.402	302	32,827	3.90%	0.75%	3.02%
2007	105.220	-	-	3.37%	0.75%	5.22%
Fidelity Overseas
PREMIER Variable Universal Life
2011	13.335	20,175	269,045	1.33%	0.70%	(17.75%)
2010	16.212	22,311	361,695	1.45%	0.70%	12.33%
2009	14.433	23,172	334,432	2.17%	0.70%	25.65%
2008	11.487	25,208	289,554	2.63%	0.70%	(44.19%)
2007	20.584	26,445	544,368	3.31%	0.70%	16.49%
Enhanced Variable Universal Life
2011	214.848	8,215	1,765,081	1.37%	0.90%	(17.91%)
2010	261.707	9,352	2,447,611	1.39%	0.90%	12.10%
2009	233.455	10,678	2,492,947	2.15%	0.90%	25.40%
2008	186.174	12,197	2,270,757	2.53%	0.90%	(44.31%)
2007	334.300	14,135	4,725,433	3.27%	0.90%	16.26%
Symetra Complete & Complete Advisor
2011	65.668	613	40,276	1.42%	0.75%	(17.16%)
2010	79.274	608	48,237	1.48%	0.75%	13.11%
2009	70.083	603	42,255	2.32%	0.75%	26.53%
2008	55.389	765	42,363	3.20%	0.75%	(43.80%)
2007	98.564	-	-	0.00%	0.75%	(1.44%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Flex Cap Growth Securities
PREMIER Variable Universal Life
2011	$12.393	14,676	$181,959	0.00%	0.70%	(5.46%)
2010	13.109	25,335	332,193	0.00%	0.70%	15.38%
2009	11.362	28,075	319,004	0.00%	0.70%	32.04%
2008	8.605	2,063	17,753	0.14%	0.70%	(35.76%)
2007	13.395	1,449	19,417	0.12%	0.70%	13.52%
Symetra Complete & Complete Advisor
2011	108.770	37	4,055	0.00%	0.75%	(4.80%)
2010	114.258	38	4,371	0.00%	0.75%	16.19%
2009	98.334	39	3,862	0.00%	0.75%	32.97%
2008	73.953	40	2,981	0.13%	0.75%	(35.31%)
2007	114.322	41	4,732	0.00%	0.75%	14.32%
Franklin Founding Allocation Fund Class I
Symetra Complete & Complete Advisor
2011	95.877	640	61,324	0.02%	0.75%	(1.28%)
2010	97.119	679	65,897	2.39%	0.75%	10.64%
2009	87.777	754	66,212	3.77%	0.75%	30.47%
2008	67.276	254	17,061	2.65%	0.75%	(32.72%)
Franklin Income Securities Fund Class I
Symetra Complete & Complete Advisor
2011	111.199	130	14,487	5.83%	0.75%	2.71%
2010	108.263	134	14,475	6.71%	0.75%	12.87%
2009	95.922	137	13,163	8.27%	0.75%	35.88%
2008	70.591	141	9,942	5.52%	0.75%	(29.41%)
2007	100.000	145	14,465	0.00%	0.75%	0.00%
Franklin Income Securities Fund Class II
PREMIER Variable Universal Life
2011	13.638	8,820	120,290	6.19%	0.70%	1.67%
2010	13.414	9,693	130,022	6.52%	0.70%	11.89%
2009	11.989	10,984	131,689	8.37%	0.70%	34.65%
2008	8.904	16,626	148,038	5.98%	0.70%	(30.14%)
2007	12.746	13,440	171,309	3.34%	0.70%	3.03%
Franklin Small Cap Value Fund I
Symetra Complete & Complete Advisor
2011	108.548	102	11,115	0.92%	0.75%	(3.53%)
2010	112.516	105	11,823	0.91%	0.75%	28.49%
2009	87.569	108	9,443	2.11%	0.75%	29.55%
2008	67.597	45	3,056	1.69%	0.75%	(32.87%)
2007	100.695	231	23,212	0.00%	0.75%	0.70%
Franklin Small Cap Value Fund II
PREMIER Variable Universal Life
2011	13.409	38,336	514,046	0.68%	0.70%	(4.43%)
2010	14.031	36,002	505,128	0.75%	0.70%	27.33%
2009	11.019	36,611	403,422	1.72%	0.70%	28.25%
2008	8.592	32,273	277,282	1.13%	0.70%	(33.48%)
2007	12.917	27,751	358,448	0.62%	0.70%	(3.06%)
Franklin Small-Mid Cap Growth II
PREMIER Variable Universal Life
2011	9.238	71,393	659,564	0.00%	0.70%	(5.49%)
2010	9.775	77,510	757,699	0.00%	0.70%	26.73%
2009	7.713	84,694	653,279	0.00%	0.70%	42.57%
2008	5.410	86,460	467,760	0.00%	0.70%	(42.90%)
2007	9.474	88,885	842,101	0.00%	0.70%	10.46%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin U.S. Government I1
Symetra Complete & Complete Advisor
2011	$124.822	-	$-	0.00%	0.75%	5.96%
2010	117.805	-	-	0.00%	0.75%	5.56%
2009	111.604	55	6,111	4.00%	0.75%	3.34%
2008	107.996	56	6,070	0.00%	0.75%	7.91%
2007	100.078	-	-	0.00%	0.75%	0.08%
Franklin U.S. Government II
PREMIER Variable Universal Life
2011	17.657	26,931	475,533	3.17%	0.70%	4.95%
2010	16.825	27,330	459,839	3.25%	0.70%	4.55%
2009	16.093	27,174	437,317	3.99%	0.70%	2.37%
2008	15.720	25,987	408,505	4.88%	0.70%	6.84%
2007	14.713	26,885	395,575	4.75%	0.70%	5.86%
Ibbotson Aggressive Growth Class I
Symetra Complete & Complete Advisor
2011	88.089	1,453	128,014	1.36%	0.75%	(4.85%)
2010	92.580	1,368	126,673	0.54%	0.75%	15.58%
2009	80.099	1,380	110,515	0.69%	0.75%	27.79%
2008	62.681	916	57,415	0.64%	0.75%	(36.57%)
2007	98.825	-	-	0.00%	0.75%	(1.18%)
Ibbotson Balanced Class I
Symetra Complete & Complete Advisor
2011	100.567	83	8,379	0.09%	0.75%	(0.56%)
2010	101.136	1,841	185,085	0.72%	0.75%	11.85%
2009	90.425	982	88,766	1.62%	0.75%	19.74%
2008	75.517	333	25,146	1.67%	0.75%	(23.74%)
2007	99.029	-	-	0.00%	0.75%	(0.97%)
Ibbotson Growth Class I
Symetra Complete & Complete Advisor
2011	93.555	752	70,316	1.08%	0.75%	(3.50%)
2010	96.952	1,095	106,144	0.95%	0.75%	14.19%
2009	84.907	1,093	92,839	1.03%	0.75%	24.94%
2008	67.956	867	58,911	0.12%	0.75%	(31.30%)
2007	98.923	96	9,542	0.00%	0.75%	(1.08%)
Ibbotson Income and Growth Class I
Symetra Complete & Complete Advisor
2011	106.283	88	9,325	0.29%	0.75%	1.37%
2010	104.850	291	30,501	0.33%	0.75%	9.04%
2009	96.158	298	28,682	0.71%	0.75%	13.72%
2008	84.556	96	8,077	3.55%	0.75%	(14.95%)
2007	99.421	-	-	0.00%	0.75%	(0.58%)
ING Global Resources
PREMIER Variable Universal Life
2011	22.991	3,011	69,265	0.52%	0.70%	(9.79%)
2010	25.486	4,147	105,727	0.94%	0.70%	20.80%
2009	21.098	4,289	90,524	0.32%	0.70%	36.56%
2008	15.450	5,295	81,829	1.58%	0.70%	(41.41%)
2007	26.371	5,518	145,531	0.16%	0.70%	32.07%
Enhanced Variable Universal Life
2011	293.637	2,022	593,763	0.55%	0.90%	(9.97%)
2010	326.142	2,147	700,242	0.94%	0.90%	20.56%
2009	270.532	2,443	661,012	0.30%	0.90%	36.28%
2008	198.510	2,357	468,059	1.61%	0.90%	(41.53%)
2007	339.507	2,639	895,891	0.15%	0.90%	31.81%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
ING JP Morgan Emerging Markets Equity I
PREMIER Variable Universal Life
2011	$26.662	3,896	$103,903	1.06%	0.70%	(18.62%)
2010	32.763	4,779	156,631	0.75%	0.70%	19.79%
2009	27.351	4,905	134,180	1.51%	0.70%	70.82%
2008	16.012	7,901	126,507	2.62%	0.70%	(51.49%)
2007	33.010	8,332	275,037	1.19%	0.70%	37.83%
Enhanced Variable Universal Life
2011	219.336	2,680	587,777	1.15%	0.90%	(18.78%)
2010	270.065	2,962	799,906	0.77%	0.90%	19.55%
2009	225.900	3,555	803,095	1.62%	0.90%	70.47%
2008	132.513	4,196	556,000	2.52%	0.90%	(51.59%)
2007	273.737	5,680	1,554,912	1.17%	0.90%	37.56%
Invesco Basic Value Fund I1
Symetra Complete & Complete Advisor
2011	73.518	-	-	0.00%	0.75%	(3.05%)
2010	75.830	1,857	140,796	0.61%	0.75%	7.35%
2009	70.638	-	-	0.00%	0.75%	48.00%
2008	47.727	-	-	0.00%	0.75%	(51.77%)
2007	98.952	-	-	0.00%	0.75%	(1.05%)
Invesco Capital Appreciation I
PREMIER Variable Universal Life
2011	7.949	108,149	859,699	0.15%	0.70%	(8.55%)
2010	8.692	114,168	992,412	0.76%	0.70%	14.69%
2009	7.579	121,412	920,246	0.62%	0.70%	20.23%
2008	6.304	136,494	860,454	0.00%	0.70%	(42.89%)
2007	11.039	137,822	1,521,435	0.00%	0.70%	11.23%
Symetra Complete & Complete Advisor
2011	73.379	257	18,893	0.15%	0.75%	(7.91%)
2010	79.682	261	20,760	0.76%	0.75%	15.49%
2009	68.995	264	18,189	0.00%	0.75%	21.08%
2008	56.984	1,110	63,263	0.00%	0.75%	(42.49%)
2007	99.089	-	-	0.00%	0.75%	(0.91%)
Invesco Capital Appreciation II
PREMIER Variable Universal Life
2011	9.776	785	7,666	0.00%	0.70%	(8.75%)
2010	10.714	1,793	19,203	0.52%	0.70%	14.40%
2009	9.365	2,438	22,831	0.34%	0.70%	19.86%
2008	7.813	952	7,434	0.00%	0.70%	(43.02%)
2007	13.713	277	3,799	0.00%	0.70%	10.95%
Invesco Capital Development Series I
PREMIER Variable Universal Life
2011	16.615	5,068	84,203	0.00%	0.70%	(7.80%)
2010	18.021	5,987	107,896	0.00%	0.70%	17.95%
2009	15.279	5,595	85,480	0.00%	0.70%	41.38%
2008	10.807	4,815	52,035	0.00%	0.70%	(47.40%)
2007	20.544	5,166	106,143	0.00%	0.70%	10.07%
Invesco Capital Development Series II
PREMIER Variable Universal Life
2011	9.366	3,282	30,736	0.00%	0.70%	(8.02%)
2010	10.183	3,108	31,646	0.00%	0.70%	17.64%
2009	8.656	2,309	19,983	0.00%	0.70%	41.00%
2008	6.139	2,416	14,830	0.00%	0.70%	(47.49%)
2007	11.692	4,850	56,713	0.00%	0.70%	9.77%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Global Health Care
PREMIER Variable Universal Life
2011	$15.375	768	$11,817	0.00%	0.70%	3.22%
2010	14.895	1,366	20,357	0.00%	0.70%	4.56%
2009	14.245	1,345	19,152	0.38%	0.70%	26.78%
2008	11.236	1,270	14,259	0.00%	0.70%	(29.12%)
2007	15.852	1,473	23,342	0.00%	0.70%	11.07%
Invesco Global Real Estate
PREMIER Variable Universal Life
2011	26.212	19,324	506,537	3.83%	0.70%	(7.16%)
2010	28.233	20,307	573,330	5.00%	0.70%	16.69%
2009	24.194	23,758	574,822	0.00%	0.70%	30.61%
2008	18.524	25,845	478,770	4.84%	0.70%	(45.03%)
2007	33.701	34,177	1,151,839	5.38%	0.70%	(6.20%)
Invesco International Growth I
PREMIER Variable Universal Life
2011	22.265	31,805	708,156	1.52%	0.70%	(7.39%)
2010	24.042	39,558	951,071	2.27%	0.70%	12.08%
2009	21.451	49,707	1,066,298	1.32%	0.70%	34.30%
2008	15.973	73,202	1,169,263	0.58%	0.70%	(40.80%)
2007	26.980	72,863	1,965,828	0.44%	0.70%	13.92%
Symetra Complete & Complete Advisor
2011	83.465	5,900	492,438	1.37%	0.75%	(6.74%)
2010	89.497	1,842	164,812	2.38%	0.75%	12.86%
2009	79.298	1,548	122,714	3.87%	0.75%	35.24%
2008	58.634	641	37,582	0.45%	0.75%	(40.38%)
2007	98.346	942	92,678	0.36%	0.75%	(1.65%)
Invesco International Growth II
PREMIER Variable Universal Life
2011	10.976	36,778	403,667	1.17%	0.70%	(7.63%)
2010	11.883	42,363	503,421	1.83%	0.70%	11.82%
2009	10.627	44,928	477,452	1.32%	0.70%	33.98%
2008	7.932	59,044	468,360	0.47%	0.70%	(40.96%)
2007	13.436	58,026	779,643	0.52%	0.70%	13.64%
Invesco Small Cap Equity I1
Symetra Complete & Complete Advisor
2011	106.232	-	-	0.00%	0.75%	(0.73%)
2010	107.008	-	-	0.00%	0.75%	28.54%
2009	83.250	-	-	0.00%	0.75%	21.29%
2008	68.638	531	36,472	0.00%	0.75%	(31.31%)
2007	99.925	-	-	0.00%	0.75%	(0.08%)
JP Morgan Insurance Trust International Equity I
PREMIER Variable Universal Life
2011	13.099	6,682	87,513	1.72%	0.70%	(12.07%)
2010	14.897	8,484	126,366	0.25%	0.70%	6.41%
2009	13.999	12,290	172,036	1.54%	0.70%	5.98%
JP Morgan Insurance Trust Mid Cap Value I
PREMIER Variable Universal Life
2011	16.113	38,150	614,748	1.26%	0.70%	1.45%
2010	15.883	38,944	618,583	1.18%	0.70%	22.59%
2009	12.956	40,178	520,573	0.00%	0.70%	2.72%
JP Morgan Insurance Trust U.S. Equity I
PREMIER Variable Universal Life
2011	14.634	30,692	449,135	1.19%	0.70%	(2.56%)
2010	15.018	34,551	518,852	0.89%	0.70%	12.79%
2009	13.315	36,527	486,346	0.00%	0.70%	112.02%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Mutual Shares Securities
PREMIER Variable Universal Life
2011	$13.316	36,652	$488,051	2.47%	0.70%	(1.73%)
2010	13.550	36,495	494,524	1.55%	0.70%	10.41%
2009	12.272	39,353	482,926	1.84%	0.70%	25.17%
2008	9.804	62,521	612,962	3.03%	0.70%	(37.55%)
2007	15.698	80,703	1,266,912	1.46%	0.70%	2.75%
Neuberger Berman Guardian Portfolio Class I
Symetra Complete & Complete Advisor
2011	98.687	1,980	195,418	0.50%	0.75%	(2.94%)
2010	101.676	-	-	0.00%	0.75%	19.01%
2009	85.433	-	-	0.00%	0.75%	(14.57%)
2008	85.433	-	-	0.00%	0.75%	(14.57%)
Neuberger Berman Regency Portfolio Class I
Symetra Complete & Complete Advisor
2011	97.162	284	27,565	0.93%	0.75%	(6.50%)
2010	103.914	237	24,591	0.68%	0.75%	26.18%
2009	82.352	245	20,183	1.89%	0.75%	(17.65%)
2008	56.190	-	-	0.00%	0.75%	(43.81%)
PIMCO All Asset Portfolio Admin
Symetra Complete & Complete Advisor
2011	118.005	8,249	973,445	13.09%	0.75%	1.96%
2010	115.742	1,782	206,196	7.40%	0.75%	13.09%
2009	102.344	724	74,126	11.13%	0.75%	21.57%
2008	84.183	230	19,392	7.42%	0.75%	(15.84%)
2007	100.031	-	-	0.00%	0.75%	0.03%
PIMCO All Asset Portfolio Advisor
PREMIER Variable Universal Life
2011	13.364	6,033	80,620	7.63%	0.70%	1.21%
2010	13.204	6,501	85,822	6.54%	0.70%	12.22%
2009	11.766	2,542	29,907	10.57%	0.70%	20.58%
2008	9.758	157	1,523	2.94%	0.70%	(16.50%)
2007	11.686	1,037	12,103	7.38%	0.70%	7.43%
PIMCO Commodity Fund Admin
PREMIER Variable Universal Life
2011	11.534	38,307	441,832	14.29%	0.70%	(8.20%)
2010	12.564	34,097	428,410	15.40%	0.70%	23.65%
2009	10.161	27,767	282,139	6.38%	0.70%	40.54%
2008	7.230	22,319	161,357	4.33%	0.70%	(44.18%)
2007	12.952	23,572	305,310	6.26%	0.70%	22.37%
Symetra Complete & Complete Advisor
2011	112.858	944	106,409	13.43%	0.75%	(7.56%)
2010	122.085	1,977	241,205	15.27%	0.75%	24.52%
2009	98.042	1,064	104,232	7.75%	0.75%	41.53%
2008	69.273	752	52,030	5.90%	0.75%	(43.79%)
2007	123.242	291	35,744	0.00%	0.75%	23.24%
PIMCO Total Return Admin
Symetra Complete & Complete Advisor
2011	134.084	8,124	1,090,068	2.67%	0.75%	3.61%
2010	129.410	4,021	521,211	2.42%	0.75%	7.93%
2009	119.904	2,425	290,776	4.53%	0.75%	14.07%
2008	105.112	581	61,057	4.40%	0.75%	4.80%
2007	100.297	-	-	0.15%	0.75%	0.30%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Bond VCT Class I
PREMIER Variable Universal Life
2011	$20.525	50,016	$1,026,572	4.97%	0.70%	4.81%
2010	19.583	55,908	1,093,808	4.95%	0.70%	8.48%
2009	18.053	63,100	1,138,415	5.57%	0.70%	16.80%
2008	15.456	65,546	1,012,788	5.30%	0.70%	(1.33%)
2007	15.664	74,609	1,168,368	4.96%	0.70%	5.82%
Enhanced Variable Universal Life
2011	212.666	1,246	264,728	4.96%	0.90%	4.60%
2010	203.309	1,159	235,353	4.95%	0.90%	8.26%
2009	187.802	1,060	199,027	5.57%	0.90%	16.57%
2008	161.102	1,185	190,810	5.28%	0.90%	(1.53%)
2007	163.601	1,427	233,438	4.95%	0.90%	5.61%
Pioneer Emerging Markets VCT Class I
Symetra Complete & Complete Advisor
2011	65.852	3,065	201,875	0.09%	0.75%	(23.40%)
2010	85.967	1,603	137,848	0.48%	0.75%	15.89%
2009	74.177	1,001	74,304	0.24%	0.75%	74.65%
2008	42.473	498	21,188	0.41%	0.75%	(58.20%)
2007	101.622	304	30,972	0.00%	0.75%	1.62%
Pioneer Emerging Markets VCT Class II
PREMIER Variable Universal Life
2011	16.586	23,758	394,054	0.00%	0.70%	(24.15%)
2010	21.866	30,979	677,396	0.32%	0.70%	14.80%
2009	19.047	30,606	582,947	0.80%	0.70%	72.81%
2008	11.022	29,278	322,698	0.09%	0.70%	(58.60%)
2007	26.620	36,541	972,713	0.36%	0.70%	41.46%
Pioneer Equity Income VCT Class I
Symetra Complete & Complete Advisor
2011	99.639	3,968	395,330	3.24%	0.75%	6.03%
2010	93.973	-	-	0.00%	0.75%	19.56%
2009	78.598	-	-	0.00%	0.75%	14.14%
2008	68.860	1,078	74,243	3.63%	0.75%	(30.29%)
2007	98.786	-	-	0.00%	0.75%	(1.21%)
Pioneer Equity Income VCT Class II
PREMIER Variable Universal Life
2011	12.590	19,816	249,494	2.11%	0.70%	5.03%
2010	11.987	17,404	208,629	2.04%	0.70%	18.39%
2009	10.125	19,831	200,788	3.15%	0.70%	13.10%
2008	8.952	26,219	234,712	2.64%	0.70%	(30.96%)
2007	12.967	14,284	185,228	2.49%	0.70%	(0.16%)
Pioneer Fund VCT Class I
PREMIER Variable Universal Life
2011	12.596	180,849	2,277,957	1.55%	0.70%	(4.96%)
2010	13.254	203,649	2,699,289	1.37%	0.70%	15.21%
2009	11.504	218,350	2,511,899	1.82%	0.70%	24.33%
2008	9.253	226,290	2,093,878	1.84%	0.70%	(34.73%)
2007	14.176	247,343	3,506,281	1.23%	0.70%	4.25%
Enhanced Variable Universal Life
2011	167.705	5,362	899,321	1.56%	0.90%	(5.16%)
2010	176.827	5,760	1,018,473	1.36%	0.90%	14.99%
2009	153.780	6,556	1,008,245	1.81%	0.90%	24.08%
2008	123.938	7,076	876,961	1.83%	0.90%	(34.86%)
2007	190.257	8,068	1,535,016	1.20%	0.90%	4.04%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Growth Opportunities VCT Class I
PREMIER Variable Universal Life
2011	$15.080	232,106	$3,500,218	0.00%	0.70%	(2.94%)
2010	15.537	258,249	4,012,465	0.00%	0.70%	19.39%
2009	13.014	270,186	3,516,385	0.00%	0.70%	43.55%
2008	9.066	292,184	2,648,961	0.00%	0.70%	(35.94%)
2007	14.153	329,965	4,669,866	0.00%	0.70%	(4.53%)
Enhanced Variable Universal Life
2011	226.412	8,910	2,017,303	0.00%	0.90%	(3.13%)
2010	233.738	9,601	2,244,259	0.00%	0.90%	19.14%
2009	196.182	10,746	2,108,125	0.00%	0.90%	43.27%
2008	136.935	12,158	1,664,946	0.00%	0.90%	(36.07%)
2007	214.193	14,412	3,087,062	0.00%	0.90%	(4.73%)
Pioneer High Yield VCT Class I
Symetra Complete & Complete Advisor
2011	120.791	21	2,500	5.25%	0.75%	(1.66%)
2010	122.824	51	6,259	5.73%	0.75%	18.06%
2009	104.035	118	12,216	7.95%	0.75%	60.75%
2008	64.720	563	36,478	7.65%	0.75%	(35.51%)
2007	100.362	-	-	0.00%	0.75%	0.36%
Pioneer High Yield VCT Class II
PREMIER Variable Universal Life
2011	13.641	4,271	58,216	5.05%	0.70%	(2.70%)
2010	14.020	3,737	52,361	5.31%	0.70%	16.86%
2009	11.997	3,632	43,550	6.93%	0.70%	59.15%
2008	7.538	2,562	19,334	8.04%	0.70%	(36.17%)
2007	11.810	2,523	29,780	5.07%	0.70%	4.87%
Pioneer Mid Cap Value VCT Class I
PREMIER Variable Universal Life
2011	17.506	67,647	1,184,238	0.82%	0.70%	(6.29%)
2010	18.681	71,435	1,334,517	1.03%	0.70%	17.39%
2009	15.913	75,112	1,195,293	1.58%	0.70%	24.70%
2008	12.761	82,296	1,050,166	1.13%	0.70%	(34.04%)
2007	19.347	99,007	1,915,551	0.77%	0.70%	4.84%
Enhanced Variable Universal Life
2011	208.813	1,407	293,832	0.82%	0.90%	(6.48%)
2010	223.281	1,585	353,976	1.06%	0.90%	17.16%
2009	190.576	1,757	334,758	1.59%	0.90%	24.46%
2008	153.127	2,149	329,133	1.13%	0.90%	(34.18%)
2007	232.632	2,279	529,960	0.80%	0.90%	4.63%
Pioneer Real Estate VCT Class I
Symetra Complete & Complete Advisor
2011	108.555	484	52,496	2.43%	0.75%	10.02%
2010	98.665	563	55,580	2.71%	0.75%	28.70%
2009	76.663	579	44,423	4.55%	0.75%	31.64%
2008	58.236	879	51,182	11.44%	0.75%	(38.19%)
2007	94.225	49	4,599	0.00%	0.75%	(5.78%)
Pioneer Real Estate VCT Class II
PREMIER Variable Universal Life
2011	10.903	29,343	319,926	2.32%	0.70%	9.00%
2010	10.003	25,943	259,517	2.47%	0.70%	27.64%
2009	7.837	24,555	192,445	4.58%	0.70%	30.64%
2008	5.999	21,671	130,008	4.06%	0.70%	(38.78%)
2007	9.799	22,602	221,486	2.56%	0.70%	(19.67%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Strategic Income VCT Class II
PREMIER Variable Universal Life
2011	$14.287	11,660	$166,488	4.91%	0.70%	0.86%
2010	14.165	13,638	193,099	5.33%	0.70%	10.62%
2009	12.805	12,479	159,750	8.00%	0.70%	28.37%
2008	9.975	7,722	77,030	6.84%	0.70%	(12.34%)
2007	11.379	2,990	34,026	5.15%	0.70%	5.44%
Symetra Complete & Complete Advisor
2011	137.171	-	-	0.00%	0.75%	1.57%
2010	135.053	-	-	0.00%	0.75%	11.40%
2009	121.235	-	-	0.00%	0.75%	29.34%
2008	93.734	-	-	0.00%	0.75%	(11.72%)
2007	106.181	-	-	0.00%	0.75%	6.18%
Templeton Developing Markets I
Symetra Complete & Complete Advisor
2011	81.651	1,503	122,724	1.33%	0.75%	(15.67%)
2010	96.824	2,665	258,002	1.81%	0.75%	17.83%
2009	82.173	1,315	108,025	4.25%	0.75%	73.32%
2008	47.410	1,177	55,807	3.28%	0.75%	(52.62%)
2007	100.062	-	-	0.00%	0.75%	0.06%
Templeton Developing Markets II
PREMIER Variable Universal Life
2011	22.249	36,267	806,898	0.94%	0.70%	(16.44%)
2010	26.627	38,081	1,013,971	1.60%	0.70%	16.77%
2009	22.803	35,948	819,737	4.27%	0.70%	71.39%
2008	13.305	37,074	493,278	2.76%	0.70%	(53.04%)
2007	28.330	39,655	1,123,437	2.16%	0.70%	27.88%
Templeton Global Bond Securities I
Symetra Complete & Complete Advisor
2011	145.014	2,307	334,490	2.84%	0.75%	(0.61%)
2010	145.902	1,631	237,901	1.63%	0.75%	14.71%
2009	127.195	1,533	194,991	1.17%	0.75%	18.98%
2008	106.903	234	24,973	2.09%	0.75%	6.46%
2007	100.413	49	4,899	0.00%	0.75%	0.41%
Templeton Global Bond Securities II
PREMIER Variable Universal Life
2011	16.915	10,239	173,194	5.45%	0.70%	(1.56%)
2010	17.183	12,071	207,413	1.42%	0.70%	13.65%
2009	15.119	10,512	158,930	13.11%	0.70%	17.85%
2008	12.829	8,700	111,610	4.48%	0.70%	5.47%
2007	12.164	8,888	108,103	1.97%	0.70%	10.22%
Templeton Growth Securities I
Symetra Complete & Complete Advisor
2011	75.256	919	69,134	1.91%	0.75%	(6.80%)
2010	80.743	773	62,422	1.57%	0.75%	7.74%
2009	74.945	768	57,575	3.48%	0.75%	31.33%
2008	57.065	770	43,916	2.55%	0.75%	(42.13%)
2007	98.616	146	14,433	0.00%	0.75%	(1.38%)
Templeton Growth Securities II
PREMIER Variable Universal Life
2011	11.781	16,791	197,823	1.31%	0.70%	(7.62%)
2010	12.753	19,333	246,567	1.38%	0.70%	6.65%
2009	11.958	20,020	239,419	3.06%	0.70%	30.19%
2008	9.185	24,129	221,642	1.75%	0.70%	(42.73%)
2007	16.038	28,624	459,062	1.40%	0.70%	1.63%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Balanced
Symetra Complete & Complete Advisor
2011	$109.025	28	$3,083	2.09%	0.75%	3.70%
2010	105.137	68	7,218	2.46%	0.75%	11.02%
2009	94.704	158	15,006	5.96%	0.75%	22.90%
2008	77.057	568	43,740	3.46%	0.75%	(22.57%)
2007	99.521	-	-	0.00%	0.75%	(0.48%)
Vanguard Capital Growth
Symetra Complete & Complete Advisor
2011	104.990	2,174	228,245	0.67%	0.75%	(0.93%)
2010	105.977	1,697	179,862	0.91%	0.75%	13.08%
2009	93.719	1,164	109,056	0.00%	0.75%	34.29%
2008	69.786	1,040	72,558	0.00%	0.75%	(30.36%)
2007	100.216	-	-	0.00%	0.75%	0.22%
Vanguard Equity Index
Symetra Complete & Complete Advisor
2011	92.747	771	71,459	1.59%	0.75%	1.93%
2010	90.988	679	61,794	2.08%	0.75%	14.91%
2009	79.180	3,267	258,657	2.65%	0.75%	26.45%
2008	62.620	3,167	198,327	2.18%	0.75%	(36.93%)
2007	99.294	-	-	0.00%	0.75%	(0.71%)
Vanguard High Yield Bond[1]
Symetra Complete & Complete Advisor
2011	130.388	-	-	6.85%	0.75%	6.93%
2010	121.934	1,269	154,680	6.95%	0.75%	12.10%
2009	108.769	298	32,411	0.00%	0.75%	38.85%
2008	78.336	-	-	0.00%	0.75%	(21.95%)
2007	100.367	-	-	0.00%	0.75%	0.37%
Vanguard International
Symetra Complete & Complete Advisor
2011	77.238	2,505	193,475	1.68%	0.75%	(13.54%)
2010	89.330	3,993	356,694	1.64%	0.75%	15.72%
2009	77.193	3,289	253,916	3.59%	0.75%	42.78%
2008	54.063	3,649	197,294	2.39%	0.75%	(44.92%)
2007	98.147	-	-	0.00%	0.75%	(1.85%)
Vanguard Mid-Cap Index
Symetra Complete & Complete Advisor
2011	100.310	804	80,656	0.86%	0.75%	(2.04%)
2010	102.396	1,177	120,548	0.93%	0.75%	25.37%
2009	81.676	1,629	133,053	1.25%	0.75%	40.37%
2008	58.185	1,042	60,645	1.52%	0.75%	(41.82%)
2007	100.000	-	-	0.00%	0.75%	0.00%
Vanguard REIT Index
Symetra Complete & Complete Advisor
2011	106.943	1,239	132,512	1.70%	0.75%	8.44%
2010	98.622	1,154	113,844	2.70%	0.75%	28.25%
2009	76.898	953	73,268	4.43%	0.75%	29.14%
2008	59.544	638	38,018	1.61%	0.75%	(37.25%)
2007	94.885	-	-	0.00%	0.75%	(5.11%)
Vanguard Small Company Growth
Symetra Complete & Complete Advisor
2011	112.016	528	59,153	0.18%	0.75%	1.36%
2010	110.512	492	54,318	0.36%	0.75%	31.79%
2009	83.857	989	82,918	1.06%	0.75%	39.38%
2008	60.165	910	54,750	0.66%	0.75%	(39.47%)
2007	99.398	-	-	0.00%	0.75%	(0.60%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Total Bond Market Index
Symetra Complete & Complete Advisor
2011	$128.144	132	$16,947	3.26%	0.75%	7.65%
2010	119.036	134	15,984	3.62%	0.75%	6.50%
2009	111.771	619	69,212	4.15%	0.75%	5.94%
2008	105.503	546	57,614	4.02%	0.75%	5.23%
2007	100.261	-	-	0.00%	0.75%	0.26%
Vanguard Total Stock Market Index
Symetra Complete & Complete Advisor
2011	94.349	2,350	221,753	1.30%	0.75%	0.83%
2010	93.570	2,621	245,219	1.81%	0.75%	17.11%
2009	79.900	2,449	195,655	1.44%	0.75%	28.25%
2008	62.298	1,519	94,620	0.32%	0.75%	(37.28%)
2007	99.329	95	9,473	0.00%	0.75%	(0.67%)
Wanger USA
PREMIER Variable Universal Life
2011	23.167	26,213	607,271	0.00%	0.70%	(4.16%)
2010	24.173	30,095	727,497	0.00%	0.70%	22.49%
2009	19.735	32,152	634,514	0.00%	0.70%	41.24%
2008	13.973	34,505	482,143	0.00%	0.70%	(40.11%)
2007	23.330	41,685	972,494	0.00%	0.70%	4.65%

  1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

FINANCIAL STATEMENTS – STATUTORY BASIS

Symetra Life Insurance Company

As of December 31, 2011 and 2010

and Each of the Three Years in the Period Ended

December 31, 2011

With Report of Independent Auditors

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2011 and 2010

and Each of the Three Years in the Period Ended

December 31, 2011

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company as of December 31, 2011 and 2010, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Department.

/s/ Ernst & Young LLP

Seattle, Washington

April 13, 2012

1

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	As of December 31,
	2011	2010
	(In millions)
Admitted assets
Cash and invested assets:
Bonds	$16,190.4	$15,660.5
Preferred stocks	97.8	98.2
Common stocks:
Affiliated	89.0	83.2
Nonaffiliated	377.2	186.0
Mortgage loans	2,382.5	1,642.0
Contract loans	70.0	71.3
Cash and short-term investments	117.1	168.3
Limited partnerships	197.2	147.8
Surplus notes	34.9	35.0
Other invested assets	4.3	3.5
Receivables for securities	5.6	3.1

Total cash and invested assets	19,566.0	18,098.9
Investment income, due and accrued	223.6	213.1
Uncollected premiums (net of loading of $(0.9) and $(0.9), respectively)	20.2	10.4
Deferred premiums (net of loading of $(23.5) and $(24.8), respectively)	48.3	51.2
Net deferred tax assets	91.0	73.2
Funds on deposit with reinsurance company	80.7	77.1
Reinsurance recoverables	8.6	3.7
Current federal income taxes recoverable	2.9	2.4
Affiliated receivables	10.8	5.4
Other receivables	10.5	7.8
Separate account assets	4,708.9	4,649.2

Total admitted assets	$24,771.5	$23,192.4

2

	As of December 31,
	2011	2010
	(In millions, except per share data)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$15,260.5	$13,818.5
Accident and health reserves	4.8	4.7
Policy and contract claims	163.7	111.7
Liability for deposit-type contracts	2,096.1	2,194.1
Unearned premiums and annuity considerations	3.0	2.3

Total policy and contract liabilities	17,528.1	16,131.3
Commissions and agents’ balances, due and accrued	4.0	7.1
General expenses and taxes, due and accrued	41.6	40.7
Transfers to separate accounts	(4.8)	(5.7)
Unearned investment income	1.5	1.6
Limited partnership liabilities	71.5	56.3
Secured benefit accounts liabilities	65.6	71.3
Other liabilities	76.6	44.5
Asset valuation reserve	217.7	182.9
Interest maintenance reserve	234.0	230.7
Affiliated payables	13.2	14.1
Payables for securities	36.4	23.3
Separate account liabilities	4,663.3	4,642.0

Total liabilities	22,948.7	21,440.1
Commitments and contingencies (Note 13)
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding	5.0	5.0
Gross paid-in and contributed surplus	639.8	635.4
Special surplus funds	33.1	40.1
Unassigned funds	1,144.9	1,071.8

Total capital and surplus	1,822.8	1,752.3

Total liabilities and capital and surplus	$24,771.5	$23,192.4

See accompanying notes.

3

Symetra Life Insurance Company

Statements of Income – Statutory Basis

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Premiums and other revenues:
Premiums and annuity considerations	$2,626.7	$3,012.2	$2,827.9
Net investment income	1,052.8	1,005.8	947.5
Amortization of interest maintenance reserve	28.2	22.4	19.8
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	8.4	8.9	9.9
Other income	85.8	66.2	59.4

Total premiums and other revenues	3,801.9	4,115.5	3,864.5
Benefits:
Death benefits	99.5	88.2	89.7
Annuity benefits	311.1	300.9	292.6
Surrender and maturity benefits	993.8	818.2	817.6
Accident and health and other benefits	440.3	402.0	434.4
Increase in policy reserves	1,442.1	1,539.8	1,684.1

Total benefits	3,286.8	3,149.1	3,318.4
Insurance expenses and other deductions:
Commissions	148.8	148.7	165.9
General insurance expenses	228.8	206.0	201.4
Net transfers to (from) separate accounts	(83.6)	358.8	18.6

Total insurance expenses and other deductions	294.0	713.5	385.9

Gain from operations before federal income taxes and net realized capital gains (losses)	221.1	252.9	160.2
Federal income tax expense	61.3	58.9	30.7

Gain from operations before net realized capital gains (losses)	159.8	194.0	129.5
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve)	(4.0)	0.5	(86.4)

Net income	$155.8	$194.5	$43.1

See accompanying notes.

4

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Funds	Total Capital and Surplus
	(In millions)
Balances as of January 1, 2009	$5.0	$320.1	$—	$853.9	$1,179.0
Net income	—	—	—	43.1	43.1
Change in net unrealized capital gains	—	—	—	35.6	35.6
Change in net deferred income taxes	—	—	—	9.0	9.0
Change in nonadmitted assets	—	—	—	14.5	14.5
Change in asset valuation reserve	—	—	—	(6.3)	(6.3)
Change in special surplus funds	—	—	38.7	—	38.7
Cumulative effect of changes in accounting principles	—	—	—	(0.2)	(0.2)
Capital contribution from Parent	—	102.1	—	—	102.1

Balances as of December 31, 2009	5.0	422.2	38.7	949.6	1,415.5
Net income	—	—	—	194.5	194.5
Change in net unrealized capital gains	—	—	—	31.0	31.0
Change in net deferred income taxes	—	—	—	(9.0)	(9.0)
Change in nonadmitted assets	—	—	—	24.3	24.3
Change in surplus in separate accounts	—	—	—	(2.0)	(2.0)
Change in reserve on account of change in valuation basis	—	—	—	(10.6)	(10.6)
Change in asset valuation reserve	—	—	—	(61.3)	(61.3)
Change in special surplus funds	—	—	1.4	—	1.4
Correction of errors	—	—	—	(4.7)	(4.7)
Capital contribution from Parent	—	213.2	—	—	213.2
Dividends to Parent	—	—	—	(40.0)	(40.0)

Balances as of December 31, 2010	5.0	635.4	40.1	1,071.8	1,752.3
Net income	—	—	—	155.8	155.8
Change in net unrealized capital gains	—	—	—	0.2	0.2
Change in net deferred income taxes	—	—	—	9.8	9.8
Change in nonadmitted assets	—	—	—	(7.1)	(7.1)
Change in asset valuation reserve	—	—	—	(34.8)	(34.8)
Change in special surplus funds	—	—	(7.0)	—	(7.0)
Correction of errors	—	—	—	1.2	1.2
Capital contribution from Parent	—	4.4	—	—	4.4
Dividends to Parent	—	—	—	(52.0)	(52.0)

Balances as of December 31, 2011	$5.0	$639.8	$33.1	$1,144.9	$1,822.8

See accompanying notes.

5

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Operating activities
Premiums and annuity considerations collected	$2,620.7	$3,017.2	$2,829.5
Net investment income received	1,049.0	969.1	876.7
Other income	54.9	74.9	68.7

Total cash provided by operating activities	3,724.6	4,061.2	3,774.9
Benefits and loss-related payments	(1,832.2)	(1,611.2)	(1,644.1)
Transfers from (to) separate accounts	84.5	(367.1)	26.7
Commissions, other expenses and taxes paid	(365.9)	(333.7)	(356.1)
Federal income taxes paid	(74.6)	(45.6)	(5.3)

Total cash used in operating activities	(2,188.2)	(2,357.6)	(1,978.8)

Net cash provided by operating activities	1,536.4	1,703.6	1,796.1
Investing activities
Investments sold, matured or repaid:
Bonds	2,340.6	2,114.3	1,207.2
Stocks	126.7	55.7	34.3
Mortgage loans	151.9	75.2	73.4
Limited partnerships and other invested assets	0.4	0.2	—

Total investments sold, matured or repaid	2,619.6	2,245.4	1,314.9
Cost of investments acquired:
Bonds	(2,822.8)	(3,280.0)	(2,859.7)
Stocks	(325.7)	(52.0)	(58.6)
Mortgage loans	(892.7)	(541.1)	(263.0)
Limited partnerships and other invested assets	(24.5)	(53.3)	(6.8)
Miscellaneous proceeds (applications), net	8.9	27.8	(21.0)

Total cost of investments acquired	(4,056.8)	(3,898.6)	(3,209.1)
Decrease in contract loans, net	2.5	2.4	1.3

Net cash used in investing activities	(1,434.7)	(1,650.8)	(1,892.9)
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	(98.0)	(114.9)	(110.4)
Net transfers (to) from Parent, subsidiaries and affiliates	(6.3)	10.8	(16.2)
Capital contribution from Parent	—	210.7	—
Dividends to Parent	(52.0)	(40.0)	—
Other cash provided (used)	3.4	(2.9)	(22.7)

Net cash (used in) provided by financing activities	(152.9)	63.7	(149.3)

Net (decrease) increase in cash and short-term investments	(51.2)	116.5	(246.1)
Cash and short-term investments, beginning of year	168.3	51.8	297.9

Cash and short-term investments, end of year	$117.1	$168.3	$51.8

6

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2011	2010	2009
		(In millions)
Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds – exchanges	$208.2	$65.8	$207.9
Investments in limited partnerships	40.7	21.2	5.6
Bond interest converted to principal	21.9	35.2	32.7
Stocks – exchanges	11.9	13.4	6.7
Mortgage loans – refinances	8.7	21.3	1.5
Share-based compensation and other – capital contribution from Parent	4.4	2.6	—
Stocks – spin-offs	3.5	—	0.1
Bonds and stocks – bonds converted to stocks	1.5	40.8	5.6
Contract loans – interest converted to principal	1.2	—	—
Bonds and other invested assets – bonds converted to other invested assets	0.5	—	—
Mortgage loans and real estate – mortgage converted to real estate	—	1.7	—
Stocks and other invested assets – warrants converted to stock	—	0.7	—
Bonds – capital contribution from Parent	—	—	102.0
Bonds – net transfer from general account to separate account	—	—	44.6
Bond interest transferred from general account to separate account	—	—	0.5
Stocks – preferred stock converted to common stock	—	—	0.3
Bonds – bonds converted to warrants	—	—	0.3
Fixed assets – capital contribution from Parent	—	—	0.1

See accompanying notes.

7

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2011

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers group and individual insurance products and retirement products, including annuities marketed through benefits consultants, financial institutions and independent agents and advisors, in all states (except New York) and the District of Columbia. The Company’s principal products as a percentage of 2011 premium include fixed deferred annuities (65.6%), medical stop-loss insurance (16.5%), individual life insurance (6.3%), variable annuities (5.0%) and single premium immediate annuities (4.5%). Three financial institutions accounted for 49.6% of the Company’s total fixed deferred annuity sales for the year ended December 31, 2011. Two financial institutions accounted for 25.2% and 45.6% of the Company’s total fixed deferred annuity sales for the years ended December 31, 2010 and 2009, respectively. Fixed deferred annuity sales represent premiums on new policies net of first year policy lapses and/or surrenders.

The Company has two wholly owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York. The Company is a wholly owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. See Note 14 for additional ownership information.

Subsequent events have been considered through April 13, 2012, the date the financial statements were available to be issued.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the state of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

8

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Under Washington State Insurance code RCW 48.13.240(3), a mutual fund is classified as a miscellaneous investment and an investment in a single entity’s mutual fund is limited to no more than 1% of an insurer’s admitted assets. The Company, with the explicit permission of the Department, is permitted to invest up to 4% of its assets in a single entity’s mutual funds, as well as an unlimited amount of its assets in mutual funds listed on the NAIC’s most recent Mutual Funds List as U.S. Direct Obligations/Full Faith and Credit Exempt. As of December 31, 2011 and 2010, the Company held $168.1 or 0.7% and $207.3 or 0.9%, respectively, of admitted assets in a single entity’s mutual fund. The Company has no other permitted practices.

The preparation of financial statements in conformity with statutory accounting principles (SAP) requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates include those used to determine the following: valuation of investments; the identification of other-than-temporary impairments (OTTI) of investments; the liabilities for policy and contract claims; and the admissibility of deferred tax assets (DTA). The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized as revenue and considered earned when due, while amounts received for universal life policies and annuity contracts are credited to policyholder account balances and reflected as liabilities rather than premium income when received.

9

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company estimates accrued retrospective premiums for two group health insurance policies in accordance with the terms of each contract and records it as an adjustment to earned premium. For the years ended December 31, 2011, 2010 and 2009, the amount of net premiums written by the Company that are subject to retrospective rating features was $26.6, or 5.5%, $17.2, or 4.1% and $2.9, or 0.7%, respectively, of the total net premiums written on the Company’s group health business.

The Company does not use managing general agents. Direct premiums written through third-party administrators totaled $25.1, $34.4 and $35.8 for the years ended December 31, 2011, 2010 and 2009, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred.

Under GAAP, the Company defers certain costs, principally commissions, distribution costs and other underwriting costs, that vary with and are primarily related to the production of business limited to the lesser of the acquisition costs contained in the Company’s product pricing assumptions or actual costs incurred. Acquisition costs for deferred annuity contracts and universal life insurance policies are amortized over the lives of the contracts or policies in proportion to the estimated future gross profits of each of these product lines. The Company amortizes acquisition costs for immediate annuities using a constant yield approach. Acquisition costs for traditional individual life insurance policies are amortized over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group medical stop-loss policies over the policy period of one year.

Under GAAP, sales inducements offered on certain deferred annuity contracts and universal life policies are deferred and amortized into interest credited using the same methodology and assumptions used to amortize deferred acquisition costs (DAC).

10

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. For all bonds in or near default, reported values reflect the lower of amortized cost or fair value.

Loan-backed bonds and structured securities, for which the collection of all contractual cash flows is probable, are reported at amortized cost using the retrospective methodology consistently applied by type of security, except for those in or near default, which are reported at the lower of amortized cost or fair value. The retrospective methodology changes both the yield and the asset balance so that the expected future cash flows produce a return on the investment equal to the return now expected over the life of the investment as measured from the date of acquisition.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.

Perpetual preferred stocks that have characteristics of equity securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are recorded directly to unassigned funds, net of related deferred income taxes.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds, net of related deferred income taxes.

Under GAAP, the Company classifies its investments in fixed-maturities (bonds, surplus notes and redeemable preferred stocks) and certain marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) as available-for-sale and carries them at fair value with unrealized gains (losses) recorded directly to accumulated other comprehensive income (loss) (AOCI), net of related DAC, sales inducements and deferred income taxes.

11

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Also under GAAP, common stocks are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses).

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity. Changes in the carrying value of subsidiaries are recorded directly to unassigned surplus. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

The Company determines the carrying value of common stock of its affiliate Berkshire Hathaway, Inc. using the market valuation method.

The Company reports interest and dividends earned including prepayment fees or interest-related make whole payments in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.

Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position and, for bonds, whether the issuer is in compliance with the terms and covenants of the security. See Note 2 for additional discussion about the Company’s process for identifying and recording OTTI.

GAAP requires other-than-temporary impairments for all debt securities that the Company intends to sell or for debt securities the Company determines it will more likely than not be required to sell before recovery of its amortized cost basis. For these securities, the impairment is the difference between the Company’s book value (amortized cost) and the fair value. If a

12

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

security is determined to be other-than-temporarily impaired due to credit losses, but is not intended to be sold, the amount of the impairment (i.e., the difference between book and fair value) is separated into the amount due to credit losses and the amount due to other factors (such as market interest rates or liquidity). The portion due to credit losses based on recovery value is recorded in earnings as a realized loss, and the remainder is recorded in AOCI. Common stocks are recorded at fair value with the impact of changes in fair value recorded in net realized investment gains (losses). Therefore OTTI is not recorded for common stocks.

The Company carries mortgage loans on real estate at outstanding principal balances. The maximum percentage the Company allows of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75.0%. The maximum actual percentage of any one loan to value was 75.0% and 74.7% for loans funded during the years ended December 31, 2011 and 2010, respectively. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value.

The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. Loan origination fees and costs are recorded in income upon receipt.

Under GAAP, mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan.

Contract loans are carried at unpaid principal balance, including accrued interest that is 90 days or more past due. Contract loans are secured and are not granted for amounts in excess of the accumulated cash surrender value of the contract. Under GAAP, contract loans are carried at unpaid principal balance.

13

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Cash and short-term investments consist of demand bank deposits and other short-term highly liquid investments with maturities of one year or less at the time of purchase. They are carried at cost or amortized cost, which approximates fair value. Under GAAP, cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with maturities of three months or less at the time of purchase and are reported at cost.

Investments in limited partnerships consist of investments in limited partnerships that operate affordable housing projects, state tax credit funds and other types of assets that provide tax benefits (collectively, “tax credit investments”) and are carried at amortized cost. Annual amortization is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company and is recorded in net investment income. A liability is recorded for future equity contributions at the present value of the future contributions, which are considered unconditional and legally binding. Under GAAP, the annual amortization of tax credit investments is based on the proportion of tax deductions received in the current year to total estimated tax deductions allocated overall.

Included in other invested assets are derivatives which consist of Standard and Poor’s (S&P) 500 index options, interest rate swaps and foreign currency forwards. Interest rate swaps qualify for hedge accounting, and are recognized at amortized cost, consistent with the hedged item. All other derivatives are stated at fair value. Under GAAP, interest rate swaps are recorded at fair value. None of the Company’s derivatives expose the Company to significant risk.

Net realized capital gains (losses) are determined on a specific-identification basis. A portion of net realized capital gains (losses) are transferred to the Interest Maintenance Reserve (IMR). See IMR discussion below for a further description.

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds. Nonadmitted assets are comprised principally of certain receivables for securities, certain DTAs, fixed assets, software, certain accounts and notes receivable and intangible assets from acquisitions. Under GAAP, such assets are included in the consolidated balance sheets.

14

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and the reserves for policy and contract liabilities are reported net of reinsured amounts. Under GAAP, future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets.

Benefit Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, the reserves required by the Department, subject to a minimum equal to the guaranteed policy cash values.

Tabular interest, tabular less actual reserve released and tabular cost have been determined by formula. In the determination of tabular interest on funds not involving life contingencies, for each valuation rate of interest, the tabular interest is calculated as the change in reserves minus premiums plus benefits. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances. The Company does not use anticipated investment income as a factor in the premium deficiency calculation.

15

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statements of income.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally approximately 5%) approved by the Department. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) are based on expected loss ratios, claims paying completion patterns and historical experience. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in the statements of income. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Under GAAP, the liability for pending claims for universal life and bank owned life insurance (BOLI) products equals the net amount at risk, which is the face amount of the policy, less the account value. The IBNR claim liability does not include a provision for adverse deviation.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

16

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Interest Maintenance Reserve

The IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of bonds. These deferrals are amortized to income, using the grouped method, over the approximate remaining years to maturity of the securities sold. The grouped method is based on groupings of gains and losses in five-year bands. Under GAAP, realized investment gains (losses) are reported in the statements of income in the period in which the assets are sold and no such reserve is recorded.

Federal Income Taxes

The Company is a member of a group filing a consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement approved by each respective company’s Board of Directors. The allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility under SSAP No. 10R, Income Taxes, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted following the standards of this SSAP. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

Under GAAP, deferred tax assets are recognized only to the extent that it is more likely than not that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized. Changes in deferred taxes are reported in the statements of income.

17

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Loss/Claim Adjustment Expense

The liability balance for unpaid accident and health loss/claim adjustment expense as of December 31, 2011 and 2010 was $1.1 and $1.0, respectively. The Company incurred $2.7 and paid $2.6 of loss/claim adjustment expense in the current year, of which $0.7 was attributable to insured or covered events of prior years. For the year ended December 31, 2010, $2.4 of loss/claim adjustment expense was incurred and $2.4 was paid, of which $0.6 was attributable to insured or covered events of prior years. The Company did not take into account estimated subrogation in its determination of the liability for unpaid claims or losses.

Separate Accounts

The Company administers segregated asset accounts (separate accounts) for variable annuity, variable life and variable universal life policyholders. The assets of these separate accounts consist of mutual funds and are reported at fair value. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

The Company also administers separate accounts for BOLI policyholders. The assets of these accounts include bonds, surplus notes and mortgage loans. Bonds and surplus notes are held at amortized cost and mortgage loans are held at their outstanding principal loan balance. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities.

The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company in the statements of income under the appropriate captions. Transactions such as premium deposits, surrenders and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.

18

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers four types of GMDB contracts consisting of return of premium and three versions of ratchet, which are evaluated every fifth, sixth or eighth year, respectively. The ratchet reset benefit is equal to the immediately preceding GMDB or is “stepped up” to the account value on the evaluation date, if higher. The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the recorded liability is not material.

Under GAAP, separate account assets and liabilities reported on the balance sheets consist of the fair value of the mutual funds invested on behalf of the Company’s variable annuity and universal life policyholders. Net investment income and net realized and unrealized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenue. BOLI assets are not considered separate account assets and liabilities under GAAP as the Company directs the investment activity and retains the investment risk.

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

The following tables present a reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP.

	Net Income Year Ended December 31,
	2011	2010	2009
Statutory-basis amounts, as reported	$155.8	$194.5	$43.1
Add (deduct) adjustments:
Investments	(41.4)	3.2	(1.5)
Reserves	56.2	(25.6)	7.8
Policy acquisition costs	32.9	63.7	86.3
Federal income taxes	(16.6)	(30.3)	(22.3)
Intangible assets and goodwill	5.6	5.6	5.6
Other, net	10.2	(4.4)	12.4

	46.9	12.2	88.3

GAAP-basis amounts	$202.7	$206.7	$131.4

19

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

	Total Capital and Surplus As of December 31,
	2011	2010	2009
Statutory-basis amounts, as reported	$1,822.8	$1,752.3	$1,415.5
Add (deduct) adjustments:
Investments	2,234.0	1,433.0	696.7
Reserves	(660.1)	(800.2)	(820.9)
Policy acquisition costs	209.2	242.9	240.7
Federal income taxes	(402.0)	(144.5)	81.2
Intangible assets and goodwill	(0.5)	(6.0)	(11.6)
Nonadmitted assets and other, net	112.5	107.5	120.5

	1,493.1	832.7	306.6

GAAP-basis amounts	$3,315.9	$2,585.0	$1,722.1

Accounting Changes and Correction of Errors

During 2011, the Company discovered an error relating to accrued commissions on two of the Company’s deferred annuity products. The Company has agreements with certain distributors to pay a commission if customers transfer their contract to a similar deferred annuity product any time after the surrender charge period. The Company was estimating and accruing commission expense related to these contracts during the initial policy contract period. The Company now records this commission expense as incurred. The Company made a correction to decrease the liability accrued for these commissions to $0 and recorded an increase in surplus of $2.8, net of tax.

During 2011, the Company discovered an error in the calculation of the deferred premium asset. For contracts that resulted in a deficiency reserve the deferred premium asset was calculated using net premiums instead of gross premiums which overstated the deferred premium asset by $1.6. The Company made a correction to decrease the deferred premium asset and recorded a decrease in surplus of $1.6.

During 2010, the Company discovered an error in the calculation and reporting of reserves on three of its life insurance products. The no lapse endorsement related to certain universal life products was calculated as a 20-year benefit instead of a lifetime benefit which understated reserves by $4.7. In a separate matter, the extended term insurance contracts were reserved for as

20

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

active, fixed premium universal life insurance policies which overstated the reserves by $0.9. The Company made a correction to increase life and annuity reserves by $3.7 and recorded a decrease in surplus of $3.5, net of taxes.

During 2010, the Company discovered an error in the reporting of limited partnership investments in affordable housing projects. Annual amortization of the investment, which is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company over the life of the investment, was recorded as a change in net unrealized capital gains (losses), net of tax, in the statements of changes in capital and surplus. SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments, states that amortization shall be recognized in the income statement as an offset to federal taxes. In the prior year, net investment income and net income were overstated and change in net unrealized capital gains (losses) less capital gains tax was understated by $10.9. Additionally, the Company’s AVR was understated by $2.6. The Company made a correction to increase the AVR reserve and recorded a decrease in surplus of $2.6.

During 2010, the Company discovered an error relating to three types of income annuity policies that were incorrectly classified as deposit-type annuities instead of life-contingent annuities. These policies do not have regular life-contingent benefit streams but have an implicit life-contingent benefit–return of premium guarantee, which is paid if the annuitant dies before the policy benefit payments begin. The Company reclassified $6.3 from liability for deposit-type contracts to life and annuity reserves with a corresponding reclassification between interest and adjustments on contract or deposit-type contract funds and increase in aggregate reserves for life and accident and health contracts.

During 2010, the Company discovered errors in prior years’ reporting of surplus from the separate account statement included in unassigned funds and the reporting of net gain from operations in the separate account. Accumulated surplus relating to the Company’s fixed BOLI product in the separate account statement was recorded as part of separate account liabilities and the net gain from operations for the year ended December 31, 2009 was recorded as transfers from separate accounts, net. During 2010, the Company made a correction to increase separate account liabilities and recorded a decrease in surplus of $2.0.

21

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

During 2010, the Company discovered an error in the reporting of mortgage loan origination fees. Mortgage loan origination fees were recorded as a deferred liability and amortized to investment income over the life of the loan. SSAP No. 37, Mortgage Loans, states that nonrefundable fees other than points shall be recorded in income upon receipt. During 2010, the Company recorded a correction to remove the deferred liability as of December 31, 2009 and recorded an increase in surplus of $1.4, net of tax.

New Accounting Pronouncements

The Company adopted SSAP No. 94R, Accounting for Transferable and Non-Transferable State Tax Credits, as of December 31, 2011. This SSAP revises SSAP No. 94 to allow for the admission of non-transferable state tax credits. Previously, only transferable state tax credits were allowed to be admitted assets if they complied with certain requirements. The adoption did not have a material impact on the Company’s balance sheets, statements of income or statements of changes in capital and surplus.

The Company adopted SSAP No. 35R, Guaranty Funds and Other Assessments, as of January 1, 2011. This SSAP expands guidance on recognition of assets from premium tax offsets to match recognition guidance of related accrued liabilities for assessments. Additionally, estimated premium tax recoverable assets are limited to in-force policies and do not include expected renewals on short-term contracts. The adoption did not have a material impact on the Company’s balance sheets, statements of income or statements of changes in capital and surplus.

Accounting Pronouncements Not Yet Adopted

In August 2011, the NAIC issued SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. This SSAP establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. Additionally, the eligibility test under SSAP No. 10R is eliminated and the admissibility limitation is altered. This SSAP is effective for the reporting period beginning January 1, 2012. The Company does not expect the adoption to have a material impact on the Company’s balance sheets, statements of income or statements of changes in capital and surplus.

22

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments

The following tables summarize the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in bonds.

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2011:
U.S. government and agencies	$55.6	$4.2	$—	$59.8
Foreign governments and agencies	11.3	3.2	(0.4)	14.1
States, territories and possessions	5.4	0.8	—	6.2
Political subdivisions	194.1	20.2	(0.2)	214.1
Special revenue and assessments	370.8	25.1	(0.6)	395.3
Industrial and miscellaneous	11,728.0	1,517.9	(94.2)	13,151.7
Hybrid securities	449.7	6.9	(31.7)	424.9
Mortgage-backed/asset-backed securities	3,375.5	312.5	(18.4)	3,669.6

Total bonds	$16,190.4	$1,890.8	$(145.5)	$17,935.7

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2010:
U.S. government and agencies	$22.2	$3.2	$—	$25.4
Foreign governments and agencies	14.1	2.6	—	16.7
States, territories and possessions	5.4	0.4	—	5.8
Political subdivisions	211.6	11.0	(3.4)	219.2
Special revenue and assessments	201.0	9.6	(4.5)	206.1
Industrial and miscellaneous	10,816.8	903.8	(94.9)	11,625.7
Hybrid securities	475.3	9.4	(28.4)	456.3
Mortgage-backed/asset-backed securities	3,914.1	245.7	(50.5)	4,109.3

Total bonds	$15,660.5	$1,185.7	$(181.7)	$16,664.5

23

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following tables summarize gross unrealized losses and fair values of the Company’s bonds, aggregated by investment category, and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2011:
Foreign governments and agencies	$0.6	$(0.4)	1	$—	$—	—
Political subdivisions	—	—	—	8.5	(0.2)	4
Special revenue and assessments	18.2	(0.2)	2	17.1	(0.4)	4
Industrial and miscellaneous	633.2	(34.9)	174	279.9	(59.3)	37
Hybrid securities	59.1	(1.7)	7	183.3	(30.0)	19
Mortgage-backed/asset-backed securities	102.3	(2.1)	14	145.8	(16.3)	23

Total bonds	$813.4	$(39.3)	198	$634.6	$(106.2)	87

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2010:
Political subdivisions	$26.9	$(0.3)	9	$32.6	$(3.1)	11
Special revenue and assessments	20.3	(0.3)	5	46.3	(4.2)	9
Industrial and miscellaneous	1,500.8	(53.5)	160	341.5	(41.4)	64
Hybrid securities	60.0	(2.1)	7	277.2	(26.3)	21
Mortgage-backed/asset-backed securities	289.7	(8.0)	37	294.3	(42.5)	42

Total bonds	$1,897.7	$(64.2)	218	$991.9	$(117.5)	147

The Company reviewed all of its investments with unrealized losses at the end of 2011 and 2010 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary, as unrealized losses were attributable to interest rate changes and the Company did not intend to sell these securities prior to maturity at an amount below the carrying value. For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis. As of December 31, 2011 and 2010, the Company had $38.3 and $63.8, respectively, of gross unrealized losses for a period of 12 months or more related to investment-grade bonds.

24

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and sector-related credit spreads since the securities were acquired.

As of December 31, 2011 and 2010, the Company held below-investment-grade bonds, based on NAIC ratings, with fair values of $1,418.2 and $1,182.9, respectively, and book/adjusted carrying value of $1,459.7 and $1,194.9, respectively. These holdings amounted to 7.9% and 7.1% of the Company’s investments in bonds at fair value as of December 31, 2011 and 2010, respectively.

Industries that represented more than 10% of the total fair value of below-investment-grade bonds as of December 31, 2011, were financials at 23.1%, materials at 16.8% and industrials at 13.3%. As of December 31, 2010, the industries were financials at 28.4%, materials at 20.3% and utilities at 11.1%.

As of December 31, 2011 and 2010, the majority of the Company’s mortgage-backed securities were classified as prime. Based on a review of the characteristics of the underlying mortgage loan pools, such as credit scores and financial ratios, the Company classified $79.3 and $95.1 of mortgage-backed securities as Alt-A as of December 31, 2011 and 2010, respectively, as each has an overall collateral credit quality between prime and subprime. These securities represented 2.5% and 2.6%, respectively, of the fair value of total mortgage-backed securities as of December 31, 2011 and 2010. Of the securities classified as Alt-A, 60.1% and 87.6% had a NAIC rating of 1, and 52.6% and 59.0% had a S&P equivalent credit rating of AAA, based on the highest credit agency rating, as of December 31, 2011 and 2010, respectively.

The Company had no securities classified as subprime as of December 31, 2011 or 2010.

The Company’s investments in asset-backed securities, which are included in mortgage-backed securities, had fair values of $459.7 and $479.6 as of December 31, 2011 and 2010, respectively.

25

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following table summarizes the contractual years to maturity as of December 31, 2011. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$395.8	$401.6
Over one through five	2,754.5	2,942.9
Over five through ten	5,579.5	6,189.7
Over ten	4,085.1	4,731.9
Mortgage-backed/asset-backed securities	3,375.5	3,669.6

Total bonds	$16,190.4	$17,935.7

The book/adjusted carrying value of certain bonds and cash on deposit with state regulatory authorities was $5.6 and $5.7 as of December 31, 2011 and 2010, respectively.

The following table summarizes the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in preferred stocks.

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks as of December 31, 2011:
Industrial and miscellaneous	$97.8	$3.2	$(12.3)	$88.7

Total preferred stocks	$97.8	$3.2	$(12.3)	$88.7

Preferred stocks as of December 31, 2010:
Industrial and miscellaneous	$98.2	$2.9	$(15.7)	$85.4

Total preferred stocks	$98.2	$2.9	$(15.7)	$85.4

26

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following table summarizes the cost, gross unrealized gains (losses) and fair value of investments in common stocks.

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks as of December 31, 2011:
Affiliated	$73.2	$15.9	$(0.1)	$89.0
Nonaffiliated	344.0	45.8	(12.6)	377.2

Total common stocks	$417.2	$61.7	$(12.7)	$466.2

Common stocks as of December 31, 2010:
Affiliated	$71.8	$11.4	$—	$83.2
Nonaffiliated	146.4	44.1	(4.5)	186.0

Total common stocks	$218.2	$55.5	$(4.5)	$269.2

As of December 31, 2011, financial institutions, industrials, consumer staples industries and U.S. federal government obligations represented 17.7%, 15.3%, 12.9% and 10.7%, respectively of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

As of December 31, 2010, financial institutions, U.S. federal government obligations, industrials and consumer staples industries represented 19.1%, 13.9%, 13.4% and 11.3%, respectively, of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds, common stocks and preferred stocks as of December 31, 2011 or 2010.

27

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following tables summarize the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Preferred stocks as of December 31, 2011:
Industrial and miscellaneous	$24.5	$(0.6)	1	$38.9	$(11.7)	2

Total preferred stocks	$24.5	$(0.6)	1	$38.9	$(11.7)	2

Preferred stocks as of December 31, 2010:
Industrial and miscellaneous	$30.8	$(8.8)	1	$34.4	$(6.9)	3

Total preferred stocks	$30.8	$(8.8)	1	$34.4	$(6.9)	3

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Common stocks as of December 31, 2011:
Affiliated	$1.3	$(0.1)	1	$—	$—	—
Unaffiliated	111.9	(12.0)	47	2.3	(0.6)	11

Total common stocks	$113.2	$(12.1)	48	$2.3	$(0.6)	11

Common stocks as of December 31, 2010:
Affiliated	$0.1	$—	1	$—	$—	—
Unaffiliated	9.3	(0.7)	32	9.6	(3.8)	17

Total common stocks	$9.4	$(0.7)	33	$9.6	$(3.8)	17

The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for bonds, whether expected future cash flows indicate a credit loss exists.

While all securities are monitored for impairment, the Company’s experience indicates that securities for which the cost or amortized cost exceeds fair value by less than 20% do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below

28

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•

The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Any reduction or elimination of dividends or nonpayment of scheduled interest payments;

•	Other indications that a credit loss has occurred; and

•

The Company’s intent to sell the security or whether it is more likely than not the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments and the Company’s liquidity needs.

Based on the analysis, bonds and preferred stocks are considered other-than-temporarily impaired generally when the Company concludes it will be unable to collect all contractual amounts due or a decision has been made to sell the security prior to maturity at an amount below the carrying value. Common stocks are considered other-than-temporarily impaired generally when the fair value has declined and remained below cost by 20% or more for at least six months. For OTTI on preferred stocks, common stocks and bonds other than loan-backed and structured securities, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value.

29

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

Loan-backed and structured securities are considered other-than-temporarily impaired when the Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold. When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value. When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold, the investments are written down and carried at estimated recovery value which is determined as the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI.

To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•	Expected cash flows from security, including potential variability of prepayments;

•	Level of creditworthiness;

•	Delinquency ratios and loan-to-value ratios:

•	Average cumulative collateral loss, vintage year and level of subordination; and

•	Susceptibility to fair value fluctuations due to changes in the interest rate environment.

During 2011, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $22.7. The largest OTTI charges were from investments in the utilities industry totaling $7.0, or 30.7%; in the diversified financial services industry, totaling $5.0, or 22.2%; and in the materials industry totaling $4.8 or 21.2%. During 2010, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $33.0. The largest OTTI charges were from investments in the industrial industry totaling $14.3 or 43.2% and in the diversified financial services industry, totaling $9.1 or 27.5%. During 2009, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $116.7. The largest OTTI

30

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

charges were from investments in the diversified financial services industry totaling $40.1, or 34.3%; in the consumer discretionary industry, totaling $27.9, or 23.9%; in the materials industry totaling $19.7, or 16.9%; and in the industrial industry totaling $12.9, or 11.0%.

The following table summarizes by quarter OTTI charges due to the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, for loan-backed and structured securities.

	Year Ended December 31, 2011
		OTTI Recognized
Quarter Ended	Amortized Cost Basis Before OTTI	Interest	Non-interest	Book/Adjusted Carrying Value After OTTI	Fair Value at Time of OTTI
June 30, 2011	$17.4	$—	$0.6	$16.8	$15.6
December 31, 2011	41.0	—	3.1	37.9	39.2

Total OTTI		$—	$3.7

	Year Ended December 31, 2010
		OTTI Recognized
Quarter Ended	Amortized Cost Basis Before OTTI	Interest	Non-interest	Book/Adjusted Carrying Value After OTTI	Fair Value at Time of OTTI
March 31, 2010	$37.4	$—	$1.1	$36.3	$29.4
June 30, 2010	16.7	—	0.7	16.0	15.3
September 30, 2010	35.8	—	1.8	34.0	28.0
December 31, 2010	95.6	—	4.1	91.5	74.5

Total OTTI		$—	$7.7

The Company did not recognize any OTTI charges due to its intent to sell loan-backed or structured securities for the years ended December 31, 2011 or 2010.

31

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following table summarizes loan-backed and structured securities with a prior OTTI charge that are held by the Company as of December 31, 2011.

CUSIP	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI	Financial Statement Date when reported
05952FAE3	$34.3	$0.4	$33.9	$33.9	9/30/2008
02149DAJ8	16.4	2.2	14.2	11.5	9/30/2009
05952FAE3	25.2	0.7	24.5	23.0	9/30/2009
12545CAD2	14.4	1.5	12.9	10.3	9/30/2009
12613YAB5	6.3	0.2	6.1	3.8	9/30/2009
126694W46	13.4	0.8	12.6	8.7	9/30/2009
126694W79	16.1	1.5	14.6	6.6	9/30/2009
126694X52	8.1	0.4	7.7	4.7	9/30/2009
395386APO	15.5	0.4	15.1	11.3	9/30/2009
46630UAC8	12.9	1.3	11.6	9.5	9/30/2009
02149DAJ8	13.7	0.7	13.0	10.6	12/31/2009
05952FAE3	19.7	2.5	17.2	18.8	12/31/2009
12667F6C4	9.3	0.2	9.1	4.4	12/31/2009
9292272X3	2.3	0.1	2.2	1.7	12/31/2009
12545CAD2	12.9	0.3	12.6	10.6	3/31/2010
126694X52	7.6	0.1	7.5	5.1	3/31/2010
32056FAA0	3.0	0.3	2.7	2.8	3/31/2010
362636AM4	11.9	0.2	11.7	9.0	3/31/2010
12545CAD2	12.6	0.4	12.2	11.3	6/30/2010
46630GBC8	4.0	0.3	3.7	4.0	6/30/2010
12545CAD2	12.3	0.3	12.0	11.7	9/30/2010
126694X52	7.5	0.1	7.4	5.7	9/30/2010
12613YAB5	10.6	0.6	10.0	7.6	12/31/2010
126694JT6	24.1	0.3	23.8	20.6	12/31/2010
126694W79	14.6	0.1	14.5	8.1	12/31/2010
16162YAE5	10.1	0.2	9.9	8.6	12/31/2010
74957EAR8	21.5	0.7	20.8	19.1	12/31/2010
74957EAR8	17.4	0.6	16.8	15.6	6/30/2011
02378JAU2	0.3	0.2	0.1	0.1	12/31/2011
L4017#AA4	25.0	0.3	24.7	24.4	12/31/2011
12545CAD2	12.1	2.0	10.1	11.4	12/31/2011
46630UAC8	2.9	0.3	2.6	2.6	12/31/2011
65537YAE0	0.7	0.3	0.4	0.6	12/31/2011

Total		$20.5

32

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following table summarizes the Company’s net investment income.

	Year Ended December 31,
	2011	2010	2009
Income:
Bonds	$942.9	$933.3	$880.7
Preferred stocks	6.6	5.3	4.5
Common stocks	8.7	3.0	3.5
Mortgage loans	128.7	88.6	68.1
Contract loans	3.4	4.3	4.4
Cash and short-term investments	0.1	0.1	1.0
Limited partnerships	(15.9)	(10.4)	(0.2)
Surplus notes	2.8	2.8	2.8
Other invested assets	1.5	—	—
Other interest income	0.3	0.1	1.4

Total investment income	1,079.1	1,027.1	966.2
Expenses:
Investment expenses	26.0	20.9	18.5
Investment taxes, licenses and fees, excluding federal income taxes	0.3	0.2	0.2
Other deductions	—	0.2	—

Total investment expenses	26.3	21.3	18.7

Net investment income	$1,052.8	$1,005.8	$947.5

There were four bonds with fair values totaling $0.6 and book/adjusted carrying values totaling $0.3 that did not produce income for the year ended December 31, 2011. There were five bonds with fair values totaling $5.3 and book/adjusted carrying values totaling $5.1 that did not produce income for the year ended December 31, 2010. There were no bonds that did not produce income for the year ended December 31, 2009.

33

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following table summarizes the proceeds from sales and maturities of investments in bonds and the related capital gains (losses) on bonds and other invested assets.

	Year Ended December 31,
	2011	2010	2009
Bonds:
Proceeds from sales	$1,018.9	$671.8	$282.3
Proceeds from other than sales(1)	1,321.7	1,442.5	924.9

Total bonds	$2,340.6	$2,114.3	$1,207.2

Bonds:
Gross realized capital gains on sales	$39.3	$37.0	$14.6
Gross realized capital losses on sales	(3.3)	(6.7)	(9.4)

Net realized capital gains on sales	36.0	30.3	5.2
Other:
Net gains (losses) on dispositions other than sales(1)	24.4	11.1	(0.2)
Impairments	(17.8)	(26.2)	(90.6)

Total gains (losses) on bonds	42.6	15.2	(85.6)
Common stocks	3.1	10.9	4.2
Impairments – preferred and common stocks	(4.9)	(6.8)	(26.1)
Mortgage loans	(0.2)	—	(2.2)
Limited partnerships	—	(4.3)	(0.5)
Other invested assets	(1.8)	0.6	1.8

Realized capital gains (losses) before federal income taxes and transfer to IMR	38.8	15.6	(108.4)
Amount transferred to IMR	(31.4)	(12.9)	0.7
Federal income tax (expense) benefit	(11.4)	(2.2)	21.3

Net realized capital gains (losses)	$(4.0)	$0.5	$(86.4)

(1)	Includes calls, maturities, paydowns and redemptions.

34

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

As of December 31, 2011 and 2010, the Company’s investment portfolio included $2,382.5 and $1,642.0, respectively, of mortgage loan investments constituting approximately 9.6% and 7.1%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The loan-to-value (LTV) ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan. In the year of funding, LTV ratios are calculated using independent appraisals performed by Member of the Appraisal Institute (MAI) designated appraisers. The weighted average LTV ratio was 57.6% and 55.3% for loans funded during 2011 and 2010, respectively. Subsequent to the year of funding, LTV ratios are updated annually using internal valuations based on the property income and market capitalization rates. The weighted average LTV ratio for the Company’s entire mortgage loan portfolio was 57.1% and 57.0% as of December 31, 2011 and 2010, respectively.

The following table presents the Company’s mortgage loan concentration by state.

	As of December 31,
	2011		2010
	Carrying Value	% of Total Mortgage Loans	Carrying Value	% of Total Mortgage Loans

California	$751.1	31.5%	$502.2	30.6%
Washington	301.7	12.7	267.4	16.3
Texas	252.6	10.6	161.3	9.8

Mortgage loans in California are located primarily in the Los Angeles area.

As of December 31, 2011 and 2010, there were no non-performing loans. The maximum and minimum lending rates for mortgage loans made during 2011 were 7.4% and 4.7%, respectively. The maximum and minimum lending rates for mortgage loans made during 2010 were 8.2% and 5.3%, respectively.

As of December 31, 2011 and 2010, all borrowers were current on loan payments. As of December 31, 2011 the Company had an investment in two restructured loans with a total carrying value of $8.0. One of the restructured loans with a book value of $6.2 was impaired without an allowance for credit losses. As of December 31, 2010 no loans were specifically evaluated and identified as impaired. The average recorded investment in impaired loans was $2.1 and $0.6 as of December 31, 2011 and 2010.

35

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

During 2011, the Company reduced interest rates between 0.6% and 2.1% on three outstanding mortgage loans with a total carrying value of $11.7. During 2010, the Company reduced interest rates between 0.3% and 2.0% on five outstanding mortgage loans with a total carrying value of $6.2.

As of December 31, 2011 and 2010, there were no taxes, assessments or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

The following table presents the Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2011.

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	11 Years	14 Years
Boston Financial Institutional Tax Credits XXX	8 Years	14 Years
Centerline Corporate Partners XXX, LP	10 Years	11 Years
PNC MultiFamily Capital Institutional Fund XXXV	9 Years	13 Years
Centerline Corporate Partners XXI, LP	6 Years	7 Years
Centerline Corporate Partners XXXV, LP	12 Years	13 Years
USA Institutional Tax Credit Fund LXXII, LP	11 Years	14 Years
USA Tax Credit Stimulus Fund LP	11 Years	15 Years
Alliant Tax Credit Fund 60	11 Years	15 Years
Countryside Corporate Tax Credits XIX LP	12 Years	14 Years
Sterling Corporate Tax Credit Fund 51	11 Years	15 Years
Hunt Capital Partners Tax Credit Fund 2011-1	12 Years	17 Years
Hunt Capital Partners Tax Credit Fund 2011-2, LP	8 Years	9 Years
Countryside Corporate Tax Credits XX LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

36

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

2. Investments (continued)

The following table presents the Company’s limited partnership interests related to LIHTC as of December 31, 2010.

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	12 Years	15 Years
Boston Financial Institutional Tax Credits XXX	9 Years	15 Years
Centerline Corporate Partners XXX, LP	8 Years	12 Years
PNC MultiFamily Capital Institutional Fund XXXV	10 Years	14 Years
Centerline Corporate Partners XXI, LP	7 Years	8 Years
Centerline Corporate Partners XXXV, LP	10 Years	14 Years
USA Institutional Tax Credit Fund LXXII, LP	12 Years	15 Years
USA Tax Credit Stimulus Fund LP	12 Years	16 Years
Alliant Tax Credit Fund 60	12 Years	16 Years
Countryside Corporate Tax Credits XIX LP	12 Years	15 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

These properties are not currently subject to any regulatory review. The Company’s aggregate investment in LIHTC does not exceed 10% of its admitted assets. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 13 – Commitments and Contingencies.

3. Fair Value Disclosures

Included in various investment-related line items in the financial statements are certain financial instruments measured and reported at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arm’s-length transaction between a willing buyer and seller in possession of the same information. The Company determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

37

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

3. Fair Value Disclosures (continued)

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level within which a fair value measurement falls is determined based on the lowest-level input that is significant to the fair value measurement. The Company’s financial assets recorded at fair value on the balance sheets are categorized as follows:

•

Level 1 – Unadjusted quoted prices in active markets for identical instruments. This level primarily consists of exchange-traded common and preferred stocks, and actively traded mutual fund investments.

•

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

This level includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the market place or are supported by observable levels at which transactions are executed in the market place. Financial instruments in this category primarily include certain bonds, preferred stocks, and currency forward contacts.

•

Level 3 – Instruments whose significant value drivers are unobservable. This comprises financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds, including corporate private placement securities, common stocks and options where the Company cannot corroborate the significant valuation inputs within market observable data.

38

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

3. Fair Value Disclosures (continued)

The following tables present the financial instruments carried at fair value under the valuation hierarchy, as described above. The Company has no financial liabilities accounted for at fair value as of December 31, 2011 and 2010.

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$0.4	$0.9	$1.3
Hybrid securities	—	7.6	—	7.6

Total bonds	—	8.0	0.9	8.9
Common stocks:
Industrial and miscellaneous	376.1	—	0.6	376.7
Mutual funds	0.5	—	—	0.5
Affiliates	5.0	—	—	5.0

Total common stocks	381.6	—	0.6	382.2
Other invested assets:
Derivatives	—	0.3	2.3	2.6

Total other invested assets	—	0.3	2.3	2.6
Variable separate account assets	795.6	—	—	795.6

Total assets at fair value	$1,177.2	$8.3	$3.8	$1,189.3

39

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

3. Fair Value Disclosures (continued)

	As of December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$1.2	$—	$1.2
Hybrid securities	—	10.0	—	10.0
Mortgage-backed/asset-backed securities	—	—	10.6	10.6

Total bonds	—	11.2	10.6	21.8
Perpetual preferred stocks:
Industrial and miscellaneous	0.3	—	—	0.3

Total perpetual preferred stocks	0.3	—	—	0.3
Common stocks:
Industrial and miscellaneous	184.9	—	0.6	185.5
Mutual funds	0.6	—	—	0.6
Affiliates	3.8	—	—	3.8

Total common stocks	189.3	—	0.6	189.9
Other invested assets:
Derivatives	—	—	1.8	1.8

Total other invested assets	—	—	1.8	1.8
Variable separate account assets	881.6	—	—	881.6

Total assets at fair value	$1,071.2	$11.2	$13.0	$1,095.4

For bonds reported and measured at fair value, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third-party independent pricing services to assist management in determining the fair value of its Level 2 bonds. Prices received from the pricing services are not adjusted, and multiple prices for these securities are not obtained. The pricing services provide prices where observable inputs are available. The significant inputs for security evaluations include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. Because many corporate securities do not trade on a daily basis, evaluated pricing applications apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. If sufficient objectively verifiable information about a security’s valuation is not available, the pricing services will not provide a valuation for the security until they are able to obtain such information.

40

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

3. Fair Value Disclosures (continued)

In situations where the Company is unable to obtain sufficient market-observable information to estimate the fair value of a particular security, fair values are determined using internal pricing models that typically utilize significant, unobservable market inputs or inputs that are difficult to corroborate with observable market data. Such measurements are classified as Level 3 and typically include private placement securities and other securities that the pricing services are unable to price.

The following tables present additional information about assets measured at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value.

	As of December 31, 2011
	Balance as of January 1	Transfers into Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances, Sales, and Settlements	Balance as of December 31
Bonds:
Industrial and miscellaneous	$—	$—	$—	$(0.1)	$1.0	$0.9
Mortgage-backed/asset-backed securities	10.6	—	(1.7)	1.9	(10.8)	—

Total bonds	10.6	—	(1.7)	1.8	(9.8)	0.9
Common stocks:
Industrial and miscellaneous	0.6	1.5	0.3	(1.1)	(0.7)	0.6

Total common stocks	0.6	1.5	0.3	(1.1)	(0.7)	0.6
Other invested assets:
Warrants	—	—	—	(0.1)	0.1	—
Derivatives	1.8	—	(2.0)	0.6	1.9	2.3

Total other invested assets	1.8	—	(2.0)	0.5	2.0	2.3

Total	$13.0	$1.5	$(3.4)	$1.2	$(8.5)	$3.8

41

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

3. Fair Value Disclosures (continued)

Transfers into and/or out of Level 1, 2 and 3 are reported at the value as of the beginning of the period in which the transfer occurs. There were no assets held which were transferred between Level 1 and Level 2 for the year ended December 31, 2011. The transfers into Level 3 were related to investments no longer priced by the Company’s pricing services.

	As of December 31, 2010
	Balance as of January 1	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances, Sales, and Settlements	Balance as of December 31
Bonds:
Mortgage-backed/asset-backed securities	$6.6	$(3.3)	$10.0	$(2.7)	$10.6

Total bonds	6.6	(3.3)	10.0	(2.7)	10.6
Common stocks:
Industrial and miscellaneous	0.2	—	0.1	0.3	0.6

Total common stocks	0.2	—	0.1	0.3	0.6
Other invested assets:
Warrants	0.9	0.6	(0.5)	(1.0)	—
Derivatives	1.8	—	0.3	(0.3)	1.8

Total other invested assets	2.7	0.6	(0.2)	(1.3)	1.8

Total	$9.5	$(2.7)	$9.9	$(3.7)	$13.0

There were no assets held which were transferred between Level 1 and Level 2 and there were no transfers into or out of Level 3 for the year ended December 31, 2010.

42

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

3. Fair Value Disclosures (continued)

The following table summarizes the book/adjusted carrying value and corresponding fair values of financial instruments subject to fair value disclosure requirements.

	As of December 31, 2011
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$16,190.4	$17,935.7
Preferred stocks	97.8	88.7
Common stocks, nonaffiliated	377.2	377.2
Common stocks, affiliated	5.0	5.0
Mortgage loans	2,382.5	2,534.0
Limited partnerships	197.2	202.6
Surplus notes	34.9	40.6
Other invested assets	2.6	10.4
Separate account assets	4,708.9	5,050.9

Liabilities
Annuity and deposit-type contracts	15,293.0	17,222.9

	As of December 31, 2010
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$15,660.5	$16,664.5
Preferred stocks	98.2	85.4
Common stocks, nonaffiliated	186.0	186.0
Common stocks, affiliated	3.8	3.8
Mortgage loans	1,642.0	1,691.9
Limited partnerships	147.8	152.6
Surplus notes	35.0	37.8
Other invested assets	1.8	1.8
Separate account assets	4,649.2	4,804.5

Liabilities
Annuity and deposit-type contracts	14,038.5	15,362.9

43

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

3. Fair Value Disclosures (continued)

The fair value of bonds, preferred stocks, common stocks, surplus notes, derivatives and separate account assets is based on the fair value hierarchy.

The fair value of the Company’s mortgage loans are determined by discounting the projected future cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

Carrying value is a reasonable estimate of fair value for cash, short-term investments, contract loans, other receivables and other liabilities.

Investments in limited partnerships associated with tax credit investments are carried at amortized cost. Fair value was estimated based on the discounted cash flows over the remaining life of the tax credits. The discount rate used was the original internal rate of return of each investment.

The Company reports annuities and deposit-type contracts at carrying value and estimates the fair value of these contracts using an income approach based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a nonperformance risk spread.

4. Premium and Annuity Considerations Deferred and Uncollected

The following table presents the Company’s deferred and uncollected life insurance premiums and annuity considerations.

	As of December 31, 2011		As of December 31, 2010
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$0.7	$0.2	$1.6	$0.5
Ordinary – renewal	20.6	45.5	21.6	48.4
Group life	(0.4)	(0.4)	(0.7)	(0.7)

Total	$20.9	$45.3	$22.5	$48.2

44

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

5. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders to the extent that counterparties to ceded reinsurance contracts do not meet their contractual obligations. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. The Company is not aware of any of its major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers, 99.5% and 99.6% were with reinsurers rated A- or higher by A.M. Best as of December 31, 2011 and 2010, respectively. The Company had no reserve for uncollectible reinsurance in 2011 or 2010. None of the Company’s reinsurance contracts exclude certified terrorist acts.

The Company has catastrophic loss coverage for its group life, individual life and aggregate medical stop-loss business.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim to $0.5 per individual for some group life business.

For the individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $0.5. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance reserve credit relates to life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

For aggregate medical stop-loss business, the Company has 100% reinsurance coverage on all policies not underwritten by Medical Risk Managers, a wholly-owned subsidiary of the Company’s Parent, for the portion of aggregate losses above $1.0 and up to $10.0. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $0.5. If the specific excess loss deductible is greater than $0.5, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9.0 for each

45

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

5. Reinsurance (continued)

policy. The Company’s aggregate stop-loss business underwritten by Medical Risk Managers is reinsured 40% for the portion of aggregate losses up to $2.0. The Company also reinsures nearly 100% of its group long-term and short-term disability business. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $373.1 and $359.6 as of December 31, 2011 and 2010, respectively.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2011, 2010 or 2009. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2011, 2010 and 2009, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

46

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

5. Reinsurance (continued)

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2011	2010	2009
Premiums and annuity considerations
Direct:
Accident and health	$445.2	$427.8	$427.0
Life insurance	215.6	638.1	189.9
Annuity	1,974.4	2,006.4	2,272.9

Total direct premiums	2,635.2	3,072.3	2,889.8
Assumed:
Accident and health	53.5	0.5	0.4
Life insurance	0.2	0.2	0.2

Total assumed premiums	53.7	0.7	0.6
Ceded:
Accident and health	(16.5)	(12.8)	(12.6)
Life insurance	(44.8)	(47.1)	(49.0)
Annuity	(0.9)	(0.9)	(0.9)

Total ceded premiums	(62.2)	(60.8)	(62.5)

Net premiums and annuity considerations	$2,626.7	$3,012.2	$2,827.9

Ceded reinsurance reduced the Company’s claims by $52.8, $46.1 and $47.1 for the years ended December 31, 2011, 2010 and 2009, respectively.

47

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

6. Life and Annuity Reserves

The following tables present the Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities.

	As of December 31, 2011
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$360.7	$—	$360.7	2.2%
At book value less surrender charge of 5% or more	6,243.9	—	6,243.9	38.2
At fair value	—	709.4	709.4	4.3

Total with adjustment or at fair value	6,604.6	709.4	7,314.0	44.7
At book value without adjustment (minimal or no charge or adjustment)	3,023.8	—	3,023.8	18.5
Not subject to discretionary withdrawal	6,010.3	—	6,010.3	36.8

Total gross annuity actuarial reserves and liability for deposit-type contracts	15,638.7	709.4	16,348.1	100.0%

Reinsurance ceded	(4.9)	—	(4.9)

Total net annuity actuarial reserves and liability for deposit-type contracts	$15,633.8	$709.4	$16,343.2

	As of December 31, 2010
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$364.3	$—	$364.3	2.3%
At book value less surrender charge of 5% or more	5,423.5	—	5,423.5	35.6
At fair value	—	786.3	786.3	5.2

Total with adjustment or at fair value	5,787.8	786.3	6,574.1	43.1
At book value without adjustment (minimal or no charge or adjustment)	2,569.1	—	2,569.1	16.9
Not subject to discretionary withdrawal	6,086.6	—	6,086.6	40.0

Total gross annuity actuarial reserves and liability for deposit-type contracts	14,443.5	786.3	15,229.8	100.0%

Reinsurance ceded	(5.0)	—	(5.0)

Total net annuity actuarial reserves and liability for deposit-type contracts	$14,438.5	$786.3	$15,224.8

48

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

6. Life and Annuity Reserves (continued)

The following table provides a reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	As of December 31,
	2011	2010
Annuity reserves	$13,537.6	$12,244.3
Supplementary contracts with life contingencies	0.1	0.1
Liability for deposit-type contracts	2,096.1	2,194.1
Separate account annuity reserves	705.5	779.4
Separate account liability for deposit-type contacts	3.9	6.9

Total net annuity actuarial reserves and liability for deposit-type contracts	$16,343.2	$15,224.8

As of December 31, 2011 and 2010, the Company had $2,459.2 and $2,479.2, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $25.6 and $29.3 as of December 31, 2011 and 2010, respectively, and were included in life and annuity reserves.

As a result of cash flow testing as of December 31, 2011, and as a response to the potential impact on statutory capital during a prolonged period of low interest rates, the Company established a $60.0 cash flow testing reserve for the Company’s individual annuity products. This analysis assumed that interest rates remain around current low levels for the next 45 years.

During 2010, the Company adopted the free partial withdrawal provision in the calculation of the CARVM reserves in accordance with Actuarial Guideline XXXIII for its fixed deferred annuity policies issued prior to January 1, 2009. This resulted in a $10.6 reserve increase and is reflected in the statements of changes in capital and surplus.

49

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

6. Life and Annuity Reserves (continued)

The Company issues variable annuities with GMDB. None of the Company’s variable annuities have guaranteed living benefits. The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2011.

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$—	$52.1	$52.1	$52.1
Group VA	84.6	177.9	262.5	262.5
Focus	(0.1)	19.2	19.1	20.1
Spinnaker Advisor	16.1	51.2	67.3	66.0
Spinnaker	243.3	364.4	607.7	609.3
Spinnaker Plus	48.5	21.8	70.3	70.0
All other	11.7	22.7	34.4	34.4

Total	$404.1	$709.3	$1,113.4	$1,114.4

The total net amount at risk on this block is approximately $13.0 as of December 31, 2011, of which approximately $11.0 is reinsured. Over 92% of the net amount at risk on the individual contracts is reinsured.

The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2010.

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$—	$61.4	$61.4	$61.4
Group VA	81.0	205.2	286.2	286.1
Focus	(0.1)	18.5	18.4	19.5
Spinnaker Advisor	16.3	56.0	72.3	70.9
Spinnaker	241.4	389.2	630.6	632.4
Spinnaker Plus	52.2	26.6	78.8	78.7
All other	12.3	29.4	41.7	41.8

Total	$403.1	$786.3	$1,189.4	$1,190.8

50

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

6. Life and Annuity Reserves (continued)

The total net amount at risk on this block is approximately $11.0 as of December 31, 2010, of which approximately $8.0 is reinsured. Over 95% of the net amount at risk on the individual contracts is reinsured.

In accordance with AG XLIII, the minimum reserves are calculated based on a stochastic analysis using prudent estimate assumptions, or the standard scenario amount, if higher. The standard scenario amount is a single-scenario formulaic reserve calculation. The Company’s AG XLIII reserves are equal to the standard scenario amount as of December 31, 2011 and 2010.

The Company did not request or receive permission from the Department to grade in the reserves calculated under AG XLIII.

7. Policy and Contract Claims

On July 1, 2011, the Company acquired renewal rights to American United Life Insurance Company’s (AUL) medical stop-loss business.

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverable.

	Year Ended December 31,
	2011	2010	2009
Policy and contract claims liability, beginning of the year	$111.7	$114.0	$125.3
Assumed related to AUL transaction	37.0	—	—
Add provision for claims, net of reinsurance, occurring in:
Current year	394.2	349.1	372.1
Prior years	11.8	9.5	1.7

Net incurred losses during the year	406.0	358.6	373.8
Deduct payments for claims, net of reinsurance, occurring in:
Current year	301.8	282.0	293.4
Prior years	89.2	78.9	91.7

Net claim payments during the current year	391.0	360.9	385.1

Policy and contract claims liability, end of year	$163.7	$111.7	$114.0

51

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

7. Policy and Contract Claims (continued)

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2011, the change in prior year incurred claims was primarily due to unfavorable changes in liability estimates for medical stop-loss claims and higher than expected paid claims for individual life. For the year ended December 31, 2010, the change in prior year incurred claims was primarily due to unfavorable changes in liability estimates for medical stop-loss claims, offset by lower than expected individual life claims. For the year ended December 31, 2009, the change in prior year incurred claims was primarily due to favorable changes in liability estimates for medical stop-loss claims, offset by higher than expected claims for individual life.

8. Capital and Surplus and Shareholder Dividends Restrictions

Under insurance regulations of the state of Washington, the Company is required to maintain minimum capital of $2.4 and additional unassigned funds of $2.4. Life and health insurance companies are also subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to the Company. As of December 31, 2011 and 2010, the Company met the minimum capital and surplus and RBC requirements.

The Company admits DTAs pursuant to paragraph 10.e of SSAP No. 10R which resulted in special surplus funds of $33.1 and $40.1 as of December 31, 2011 and 2010, respectively. See Note 9 – Income Taxes, for more information.

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval by the Department. The restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2012 is $182.3.

On March 29, 2012 the Company paid a dividend of $20.0 to its Parent.

52

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

8. Capital and Surplus and Shareholder Dividends Restrictions (continued)

During 2011, the Company paid dividends of $52.0 to its Parent as follows:

Payment Date	Ordinary	Extraordinary
March 4, 2011	$20.0	$—
June 23, 2011	4.0	—
September 9, 2011	14.0	—
December 9, 2011	14.0	—

Total dividends	$52.0	$—

During 2010, the Company paid dividends of $40.0 to its Parent as follows:

Payment Date	Ordinary	Extraordinary
September 3, 2010	$20.0	$—
November 19, 2010	20.0	—

Total dividends	$40.0	$—

The Company paid no dividends during 2009.

The Company provided the required notification for all dividend payments.

On June 23, 2011, the Company received a cash dividend of $1.0 from Symetra National Life Insurance Company, its subsidiary, which is included in net investment income.

During the year ended December 31, 2011, the Company received non-cash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in amounts of $3.0 and $1.4, respectively. These amounts are recorded as general insurance expenses in the statements of income.

During the year ended December 31, 2010, the Company received noncash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in the amounts of $2.2 and $0.4, respectively. These amounts are recorded as general insurance expenses on the statements of income.

53

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

8. Capital and Surplus and Shareholder Dividends Restrictions (continued)

On January 27, 2010, the Parent completed an initial public offering (IPO) and received net proceeds of approximately $282.5. On January 29, 2010, the Company received a cash capital contribution from its Parent of $210.7 from the Parent’s net IPO proceeds.

On May 5, 2009 and December 31 2009, the Company received noncash contributions of mortgage-backed securities and fixed assets of $102.0 and $0.1, respectively, from its Parent.

On December 7, 2009, the Company contributed $20.0 in cash to First Symetra National Life Insurance Company of New York, its subsidiary. On December 24, 2009, the Company received a cash dividend of $1.0 from Symetra National Life Insurance Company, its subsidiary, which is included in net investment income.

The following table shows the cumulative increase (reduction) of unassigned funds related to the following items:

	As of December 31,
	2011	2010
Unrealized gains	$43.9	$46.2
Nonadmitted assets	(63.7)	(49.6)
Asset valuation reserves	(217.7)	(182.9)
Separate account business	—	(2.0)

54

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

9. Income Taxes

The components of the DTAs and deferred tax liabilities (DTLs) are as follows:

	$(144.4)	$(144.4)	$(144.4)
	As of December 31, 2011
	Ordinary	Capital	Total
DTAs	$144.4	$30.8	$175.2
DTLs	(69.3)	—	(69.3)

Net DTAs	75.1	30.8	105.9
DTAs nonadmitted	(3.6)	(11.3)	(14.9)

Net admitted DTAs	$71.5	$19.5	$91.0

	As of December 31, 2010
	Ordinary	Capital	Total
DTAs	$119.0	$38.7	$157.7
DTLs	(64.0)	—	(64.0)

Net DTAs	55.0	38.7	93.7
DTAs nonadmitted	(5.4)	(15.1)	(20.5)

Net admitted DTAs	$49.6	$23.6	$73.2

	Change
	Ordinary	Capital	Total
DTAs	$25.4	$(7.9)	$17.5
DTLs	(5.3)	—	(5.3)

Net DTAs	20.1	(7.9)	12.2
DTAs nonadmitted	1.8	3.8	5.6

Net admitted DTAs	$21.9	$(4.1)	$17.8

The calculations above have not been impacted by tax-planning strategies.

The Company admits DTAs pursuant to paragraph 10.e of SSAP No. 10R. As of December 31, 2011, the Company’s total adjusted capital and authorized control level risk-based capital before the additional amount admitted under SSAP No. 10R for the Company and its subsidiaries was $2,009.6 and $222.3, respectively. As of December 31, 2010, the adjusted capital and authorized control level risk-based capital before the additional amount admitted under SSAP No. 10R was $1,896.5 and $200.8, respectively.

The Company had no DTLs which had not been recognized as of December 31, 2011 or 2010.

55

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

9. Income Taxes (continued)

Admitted DTAs for 2011 and 2010 are summarized by tax character as follows:

	$144.4	$144.4	$144.4
	As of December 31, 2011
	Ordinary	Capital	Total
Admitted through potential carry back	$42.5	$11.4	$53.9
Admitted through future realization	—	4.0	4.0
Admitted through offset of DTLs	69.3	—	69.3

Total admitted using one year reversal of DTAs	111.8	15.4	127.2

Admitted through potential carry back	71.5	11.4	82.9
Admitted through future realization	—	8.1	8.1
Admitted through offset of DTLs	69.3	—	69.3

Total admitted using three year reversal of DTAs	140.8	19.5	160.3

Additional amount admitted under SSAP No. 10R	$29.0	$4.1	$33.1

	As of December 31, 2010
	Ordinary	Capital	Total
Admitted through potential carry back	$21.8	$11.3	$33.1
Admitted through offset of DTLs	64.0	—	64.0

Total admitted using one year reversal of DTAs	85.8	11.3	97.1

Admitted through potential carry back	48.0	12.9	60.9
Admitted through future realization	—	12.3	12.3
Admitted through offset of DTLs	64.0	—	64.0

Total admitted using three year reversal of DTAs	112.0	25.2	137.2

Additional amount admitted under SSAP No. 10R	$26.2	$13.9	$40.1

	Change
	Ordinary	Capital	Total
Admitted through potential carry back	$20.7	$0.1	$20.8
Admitted through future realization	—	4.0	4.0
Admitted through offset of DTLs	5.3	—	5.3

Total admitted using one year reversal of DTAs	26.0	4.1	30.1

Admitted through potential carry back	23.5	(1.5)	22.0
Admitted through future realization	—	(4.2)	(4.2)
Admitted through offset of DTLs	5.3	—	5.3

Total admitted using three year reversal of DTAs	28.8	(5.7)	23.1

Additional amount admitted under SSAP No. 10R	$2.8	$(9.8)	$(7.0)

56

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

9. Income Taxes (continued)

The components of current income tax expense are as follows:

	$144.4	$144.4	$144.4
	Year Ended December 31,
	2011	2010	2009
Current year tax provision	$81.0	$70.8	$45.1
Tax credits	(16.6)	(10.9)	(9.6)
Prior year over accrual	(1.7)	(1.0)	(4.8)
Amount allocated to cumulative adjustment	(1.4)	—	—

Income tax expense from operations	61.3	58.9	30.7
Taxes (benefit) on capital gains (losses)	11.4	2.2	(21.3)

Current income taxes incurred	$72.7	$61.1	$9.4

The main components of deferred tax amounts are as follows:

	As of December 31,
	2011	2010	Change
Assets
Fixed assets/intangibles	$9.1	$8.9	$0.2
Investments	38.4	42.4	(4.0)
Nonadmitted assets	7.0	6.8	0.2
Proxy deferred acquisition costs	57.1	52.8	4.3
Reserves	57.6	41.7	15.9
Benefit accruals	1.1	1.3	(0.2)
Unrealized capital losses	2.3	1.7	0.6
All others	2.6	2.1	0.5

Total DTAs	175.2	157.7	17.5
Total DTAs – nonadmitted	14.9	20.5	(5.6)
Liabilities
Investments	32.2	21.2	11.0
Deferred premium/loading	16.0	17.1	(1.1)
Reserves	7.0	9.8	(2.8)
Unrealized capital gains	12.5	14.2	(1.7)
All others	1.6	1.7	(0.1)

Total DTLs	$69.3	$64.0	$5.3

Change in net DTA			$12.2
Surplus adjustments:
Tax effect of change in unrealized gains			(2.4)
Tax effect of change in nonadmitted assets			(0.2)
Adjustments to prior year net DTAs			3.2

Adjusted change in net deferred income tax			$12.8

57

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

9. Income Taxes (continued)

No adjustments were made to the Company’s gross DTAs because of a change in circumstances. The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2011 or 2010.

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the net gain from operations before federal income taxes and the realized capital gains (losses) and the actual tax provision are as follows:

	Year Ended December 31,
	2011	2010	2009
Ordinary income tax at federal statutory rate (35%)	$77.4	$88.5	$56.1
Taxes on capital gains (losses) at federal statutory rate (35%)	13.6	5.5	(38.0)

Total expected income tax expense	91.0	94.0	18.1
Significant statutory-to-tax adjustments on current taxes:
Dividend-received deduction	(1.4)	(1.0)	(1.5)
Tax-exempt income	(0.1)	(0.1)	(0.1)
Tax credits	(16.6)	(10.9)	(9.6)
Permanent items and other adjustments	(0.1)	0.2	0.2
Change in interest maintenance reserve	(9.7)	(8.0)	(6.9)
Prior year over accrual	(1.7)	(1.0)	(4.8)
Other adjustments	(1.5)	—	—

Total statutory income tax expense (benefit)	$59.9	73.2	$(4.6)

Federal taxes incurred	$72.7	$61.1	$9.4
Change in net deferred income taxes	(12.8)	12.1	(14.0)

Total statutory income tax expense (benefit)	$59.9	$73.2	(4.6)

The Company’s federal income tax return is consolidated with its subsidiaries, First Symetra National Life Insurance Company of New York and Symetra National Life Insurance Company. The Company had no net operating or capital loss carryforward amounts as of December 31, 2011 or 2010.

58

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

9. Income Taxes (continued)

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses is as follows:

	Year Ended December 31,
	2011	2010	2009
Ordinary income	$64.4	$60.4	$34.4
Capital gains	11.4	—	—

The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax contingencies for the years ended December 31, 2011, 2010 or 2009.

The Company includes penalties and interest accrued related to unrecognized tax benefits in the calculation of federal income tax expense. As of December 31, 2011, the Company has no unrecognized tax benefit and does not expect significant changes within the next twelve months.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2007.

10. Employee Benefit Plans

The Company sponsors a defined contribution 401(k) plan for all eligible employees that includes a matching contribution of 100% of a participant’s contributions, up to 6% of eligible compensation. The expense for the matching contributions was $4.6, $4.1 and $3.8 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company participates in the Parent’s two share-based compensation plans: the Symetra Financial Corporation Equity Plan, amended and restated on August 11, 2010 (the Equity Plan) and the Symetra Financial Corporation Employee Stock Purchase Plan, amended and restated on May 11, 2010 (the Stock Purchase Plan).

Under the Equity Plan, the Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Parent’s Board of Directors.

59

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

10. Employee Benefit Plans (continued)

During 2011 and 2010, the Parent granted performance units to various members of management under the Equity Plan. The value of each performance unit is determined at the discretion of the Parent’s Board of Directors based on the long term success of the Parent over a three-year period. The Company recognized $2.6 and $1.5 in expense related to performance units granted during 2011 and 2010, respectively.

During 2011 and 2010, the Parent granted restricted stock and stock options to various members of management under the Equity Plan. The Company recognized $3.0 and $2.2 in expense related to these awards for the years ended December 31, 2011 and 2010, respectively.

Under the Stock Purchase Plan, a qualified Employee Stock Purchase Plan, eligible employees may purchase shares of the Parent’s stock on quarterly purchase dates at an amount equal to 85% of the closing market price of the common stock. Compensation cost for employees is recognized for each three-month period between purchase dates, and is equal to the fair value of the discount received on the purchase of shares. The Company recognized $0.2 and $0.1 in expense related to the Stock Purchase Plan for the years ended December 31, 2011 and 2010.

The Company also participated in the Parent’s performance share plan program (the Performance Share Plan) that provided incentives to selected members of management based on the long term success of the Parent. The Performance Share Plan had one remaining plan which ended as of December 31, 2011. The value of each performance share was determined at the discretion of the Parent’s Board of Directors, based on achievement of a specified growth target over a three-year period, and paid in cash. The Company’s allocated (benefit) expense recorded for awards under the Performance Share Plan was $(0.1), $(4.3) and $8.3 for the years ended December 31, 2011, 2010 and 2009, respectively. Due to management turnover during 2011 and 2010, performance shares were forfeited resulting in a decrease in the accrued liability and related expense.

The Company has no legal obligation for benefits under these plans.

11. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for the Company’s variable annuity, variable life, variable universal life and fixed BOLI products. In accordance with Washington State procedures for approving items within the separate accounts, the separate account classification for the Company’s products are supported by Washington State Insurance code RCW 48.18A.020.

60

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

11. Separate Accounts (continued)

In accordance with the Company’s separate account products, the majority of assets are considered legally insulated whereas a portion of fixed BOLI related to surplus assets is not legally insulated from the general account.

Separate account assets as of December 31, 2011 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable life and universal life	$82.0	$—	$82.0
Variable annuities	713.6	—	713.6
Fixed BOLI	3,852.3	61.0	3,913.3

Total	$4,647.9	$61.0	$4,708.9

Had the Company’s fixed BOLI assets been reported at fair value as of December 31, 2011, the fair value and net unrealized gains would have been $4,179.5 and $341.9, respectively.

Separate account assets as of December 31, 2010 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable life and universal life	$90.5	$—	$90.5
Variable annuities	791.0	—	791.0
Fixed BOLI	3,744.6	23.1	3,767.7

Total	$4,626.1	$23.1	$4,649.2

Had the Company’s fixed BOLI assets been reported at fair value as of December 31, 2010, the fair value and net unrealized gains would have been $3,849.5 and $155.2, respectively.

61

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

11. Separate Accounts (continued)

In accordance with contract provisions relating to the Company’s separate account products, some separate account liabilities are guaranteed by the general account. The separate account does not compensate the general account for the risk taken. As of December 31, 2011 and 2010, the Company has a maximum guarantee for separate account liabilities of $13.2 and $10.8, respectively, which is related primarily to the Company’s variable annuities products. As of December 31, 2011 and 2010, the Company paid $0.9 and $5.7, respectively, toward separate account guarantees.

The Company does not engage in securities lending transactions within the separate account.

The following table provides premium and reserve information for the separate accounts of the Company for the year ended December 31, 2011.

	$1,924.7	$1,924.7	$1,924.7	$1,924.7
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2011	$—	$—	$71.4	$71.4

Reserves as of December 31, 2011:
For accounts with assets at:
Fair value	$—	$—	$790.8	$790.8
Amortized cost	1,924.7	1,927.6	—	3,852.3

Total reserves	$1,924.7	$1,927.6	$790.8	$4,643.1

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$557.0	$—	$—	$557.0
At fair value	—	—	790.8	790.8
At book value without fair value adjustment and with current surrender charge less than 5%	1,367.7	1,927.6	—	3,295.3

Total reserves	$1,924.7	$1,927.6	$790.8	$4,643.1

62

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

11. Separate Accounts (continued)

The following table provides premium and reserve information for the separate accounts of the Company for the year ended December 31, 2010.

	$1,888.4	$1,888.4	$1,888.4	$1,888.4
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2010	$460.3	$—	$76.9	$537.2

Reserves as of December 31, 2010:
For accounts with assets at:
Fair value	$—	$—	$875.8	$875.8
Amortized cost	1,888.4	1,856.2	—	3,744.6

Total reserves	$1,888.4	$1,856.2	$875.8	$4,620.4

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$579.2	$—	$—	$579.2
At fair value	—	—	875.8	875.8
At book value without fair value adjustment and with current surrender charge less than 5%	1,309.2	1,856.2	—	3,165.4

Total reserves	$1,888.4	$1,856.2	$875.8	$4,620.4

The following table provides premium information for the separate accounts of the Company for the year ended December 31, 2009.

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2010	$25.0	$—	$94.7	$119.7

63

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

11. Separate Accounts (continued)

The following table provides a reconciliation of amounts transferred to and from the separate accounts.

	$(229.8)	$(229.8)	$(229.8)
	Year Ended December 31,
	2011	2010	2009
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$146.2	$616.3	$257.1
Transfers from separate accounts	(229.8)	(257.5)	(238.6)

Net transfers to (from) separate accounts	$(83.6)	$358.8	$18.5

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(83.6)	$358.8	$18.5

12. Related-Party Transactions

The following transactions were entered into by the Company with related parties and affiliates. Non-insurance transactions involving less than 0.5% of the Company’s admitted assets are omitted, with the exception of cost allocation transactions, which are discussed separately. Dividends and capital contributions between Parent and subsidiaries are disclosed in Note 9.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd. White Mountains Insurance Group, Ltd. is a related party who beneficially owns 26.888 shares or 21.0% of the Parent’s common stock. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $14.8, $13.3 and $13.2 for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011 and 2010, amounts due to WMA were $3.8 and $3.3, respectively.

Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $47.1, $43.6 and $60.5 during the years ended December 31, 2011, 2010 and 2009, respectively. The Company issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2011, 2010 and 2009, the Company paid $47.1, $43.6 and $59.7, respectively, to SABSCO related to the commutation endorsements.

64

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

12. Related-Party Transactions (continued)

The Company has not agreed to any guarantees for affiliates.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide to and receive from each other certain general services (related to sharing common management, personnel and facilities) and to share the expenses thereof. These expenses include charges for rent, corporate overhead, data processing systems, payroll, benefits and other miscellaneous charges and are included in investment and general insurance expenses in the statements of income. The Company was charged rent expense of $5.7, $5.7 and $5.8 for the years ended December 31, 2011, 2010 and 2009, respectively, incurred on its behalf by the Parent.

It is the Company’s policy to settle amounts due from affiliated companies within 30 days except for amounts due related to performance shares and performance unit awards granted under the Performance Share Plan and the Equity Plan which are settled under the terms of those agreements (See Note 10). Other operating expenses and intercompany cost allocations due from and to the Parent, subsidiaries and affiliates was a net payable of $2.4 and $8.7 as of December 31, 2011 and 2010, respectively.

13. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium tax offsets and are included in other liabilities in the balance sheets. As of December 31, 2011, the Company had liabilities of $9.8 for estimated guaranty fund assessments, with a related asset for premium tax offsets of $6.0. As of December 31, 2010, the Company had liabilities for estimated guaranty fund assessments of $9.4, with a related asset for premium tax offsets of $5.6. Premium tax offsets are available for a period of five to twenty years.

65

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

13. Commitments and Contingencies (continued)

Investment in Limited Partnerships

As of December 31, 2011, the Company was invested in limited partnership interests related to tax credit investments. The Company unconditionally committed to provide capital contributions totaling $262.0, of which $65.0 was related to partnerships entered into during the year ended December 31, 2011. Capital contributions of $181.5 were paid as of December 31, 2011, with the remaining expected cash capital contributions as follows:

Year	Expected Cash Capital Contributions
2012	$60.5
2013	17.4
2014	2.5
Thereafter	0.1

Total expected capital contributions	$80.5

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2011, will have a material adverse effect on its financial condition, future operating results, or liquidity.

66

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

13. Commitments and Contingencies (continued)

Leases

The Company has office space and certain equipment under leases that expire at various dates through 2022. The Company accounts for these leases as operating leases. Certain leases include renewal options. Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Year	Minimum Rentals
2012	$1.7
2013	1.5
2014	1.2
2015	0.9
2016 and thereafter	3.3

Total lease commitments	$8.6

Rent expense was $7.0, $6.5 and $6.4 for the years ended December 31, 2011, 2010 and 2009, respectively. Rent expense primarily relates to rent paid to the Parent for office space.

Other Commitments

The Company has a service agreement with a third party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $10.6 to $11.4 for five years. The Company incurred service fee expenses of $12.3, $12.1 and $13.1 for the years ended December 31, 2011, 2010, and 2009, respectively.

As of December 31, 2011 and 2010 unfunded mortgage loan commitments were $102.3 and $37.7, respectively.

The Company had no other material commitments or contingencies as of December 31, 2011 or 2010.

67

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All amounts in millions unless otherwise stated)

14. Organization Chart

The following table represents the Company’s organizational chart as of December 31, 2011.

Name	FEIN	NAIC #	Domicile	Beneficial Ownership
Symetra Financial Corporation	20-0978027		DE	21.0	% † **	White Mountains Insurance Group, Ltd.*
				21.0	% † **	Berkshire Hathaway, Inc.
				58.0	% †	Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%		Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%		Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%		Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%		Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%		Symetra Financial Corporation
Symetra Securities, Inc.	91-0824835		WA	100.0%		Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%		Symetra Financial Corporation
TFS Training & Consulting, Inc.	20-3494693		WA	100.0%		Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%		Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%		Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%		Symetra Financial Corporation
				40.0%		Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%		Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%		Symetra Financial Corporation

*	General Reinsurance Corporation is the direct owner of 21%, including exercisable warrants. General Reinsurance Corporation’s ultimate controlling person, Berkshire Hathaway, Inc., has filed a Disclaimer of Control with the reporting person’s domiciliary jurisdiction, White Mountains Insurance Group, Ltd. is the beneficial owner of 21%, including exercisable warrants. No direct owner whose ultimate controlling person is White Mountains Insurance Group, Ltd has ownership of 10% or greater.
**	Includes warrants exercisable for common shares
†	As of February 24, 2012

68

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the statutory-basis financial statements of Symetra Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and have issued our report thereon dated April 13, 2012 (included elsewhere in this Registration Statement). Our audits also included the following financial statement schedules: Schedule I – Summary of Investments – Other Than Investments in Related Parties; Schedule IV – Reinsurance; and Schedule VI – Supplemental Information Concerning Insurance Operations. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Seattle, Washington

April 13, 2012

Symetra Life Insurance Company

Schedule I

Summary of Investments-Other Than Investments in Related Parties

Year Ended December 31, 2011

Bonds and redeemable preferred stocks:	Cost or Amortized Cost	Fair Value	Amount as Shown in the Balance Sheet
Bonds:
United States government and government agencies and authorities	$55.6	$59.8	$55.6
States, municipalities, and political subdivisions	567.8	612.6	567.8
Foreign governments	11.3	14.1	11.3
Public utilities	1,380.9	1,609.5	1,380.9
Convertibles and bonds with warrants attached	82.5	85.4	82.3
All other corporate bonds	10,558.0	11,685.2	10,552.5
Mortgage-backed securities	3,354.8	3,643.6	3,354.8
Redeemable preferred stock	50.6	38.9	50.6

Total bonds and redeemable preferred stocks:	16,061.5	17,749.1	16,055.9
Common and nonredeemable preferred stocks:
Common stock:
Public utilities	17.9	16.4	16.4
Banks, trusts and insurance companies	170.0	182.1	182.1
Industrial, miscellaneous, and all other	154.2	176.8	176.8
Nonredeemable preferred stocks	47.2	49.8	47.2

Total common and redeemable preferred stocks:	389.3	425.1	422.4
Mortgage loans	2,382.5	2,534.0	2,382.5
Contract loans	70.0	70.0	70.0
Other long-term investments	235.8	255.3	236.4
Short-term investments	168.1	168.1	168.1

Total other	2,856.4	3,027.4	2,857.0

Total Investments	$19,307.3	$21,201.6	$19,335.4

Symetra Life Insurance Company

Schedule IV – Reinsurance

(All amounts in millions unless otherwise stated)

	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percentage of amount assumed to net
For the year ended December 31, 2011 Life insurance in-force	$54,178.3	$23,357.6	$219.8	$30,820.7	0.7%

For the year ended December 31, 2010 Life insurance in-force	54,859.9	23,857.1	204.2	31,002.8	0.7%

For the year ended December 31, 2009 Life insurance in-force	54,915.7	24,216.5	199.9	30,699.2	0.7%

Symetra Life Insurance Company

Schedule VI – Supplemental Information Concerning Insurance Operations

(All amounts in millions unless otherwise stated)

Segment	Policy and contract liabilities (1)	Unearned premiums	Liability for deposit type contracts	Premium and annuity considerations	Net investment income	Benefits	General insurance expenses
Year ended December 31, 2011
Benefits	$157.2	$2.7	$0.8	$489.6	$17.3	$309.4	$90.6
Deferred Annuities	9,575.8	—	119.6	1,854.1	495.6	2,180.0	67.4
Income Annuities	4,026.1	—	1,975.4	119.5	430.7	550.8	20.8
Life	1,669.9	0.3	0.3	163.5	94.1	246.6	50.0
Other		—	—	—	15.1	—	—

	$15,429.0	$3.0	$2,096.1	$2,626.7	$1,052.8	$3,286.8	$228.8

Year ended December 31, 2010
Benefits	$113.1	$2.0	$1.2	$422.3	$18.0	$274.3	$74.3
Deferred Annuities	8,313.4	—	122.3	1,853.4	433.7	2,138.9	60.3
Income Annuities	3,935.6	—	2,070.3	152.2	441.9	539.1	18.8
Individual	1,572.8	0.3	0.3	584.3	94.9	196.8	49.2
Other	—	—	—	—	17.3	—	3.4

	$13,934.9	$2.3	$2,194.1	$3,012.2	$1,005.8	$3,149.1	$206.0

Year ended December 31, 2009
Benefits	$113.2	$1.7	$1.1	$421.8	$17.2	$286.7	$73.8
Deferred Annuities	6,900.0	—	117.7	2,121.3	365.8	2,380.7	60.8
Income Annuities	3,840.8	—	2,189.8	150.8	445.9	545.5	17.1
Individual	1,529.0	0.4	0.3	134.0	98.8	105.5	47.9
Other	—	—	—	—	19.8	—	1.8

	$12,383.0	$2.1	$2,308.9	$2,827.9	$947.5	$3,318.4	$201.4

(1)	This includes life and annuity reserves, accident and health reserves, and policy and contract claims.

SYMETRA SEPARATE ACCOUNT SL

PART C

OTHER INFORMATION

Item 26:	Exhibits

Exhibit	Description	Reference

(a)	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/

(b)	Custodian Agreements	Not Applicable

(c)	Principal Underwriter's Agreement Amendment to Principal Underwriter’s Agreement Form of Broker-Dealer Selling Agreement	1/ 9/ 4/

(d)	Form of Individual Flexible Premium Variable Life Insurance Policy	11/

(e)	(i) Application Form (ii) Part IV Application Form	10/ 10/

(f)

Copy of Articles of Incorporation of Symetra Life as Amended 11/26/90

Amendment to Articles of Incorporation of Symetra Life dated 9/1/04

Amendment to Articles of Incorporation of Symetra Life dated 5/27/05

Copy of the Bylaws of Symetra Life as last Amended 12/6/05

1/ 6/ 21/ 21/

(g)	Reinsurance Agreement (Swiss Re)	20/
	Reinsurance Agreement (Munich Re)	23/

(h)	Participation Agreement (ACVP)	3/
	Amendment No. 1 to Participation Agreement (ACVP)	3/
	Amendment No. 2 to Participation Agreement (ACVP)	3/
	Amendment No. 3 to Participation Agreement (ACVP)	3/
	Amendment No. 4 to Participation Agreement (ACVP)	5/
	Amendment No. 5 to Participation Agreement (ACVP)	7/
	Amendment No. 6 to Participation Agreement (ACVP)	16/
	Amendment No. 7 to Participation Agreement (ACVP)	16/
	Amendment No. 8 to Participation Agreement (ACVP)	16/
	Amendment No. 9 to Participation Agreement (ACVP)	26/

	Participation Agreement (AIM)	3/
	Amendment No. 1 to Participation Agreement (AIM)	5/
	Amendment No. 2 to Participation Agreement (AIM)	19/
	Amendment No. 3 to Participation Agreement (AIM)	19/

	Participation Agreement (Dreyfus)	2/
	Amendment No. 1 to Participation Agreement (Dreyfus)	5/
	Amendment No. 2 to Participation Agreement (Dreyfus)	17/
	Amendment No. 3 to Participation Agreement (Dreyfus)	26/

	Participation Agreement (Fidelity)	13/
	Sub-Licensing Agreement (Fidelity)	13/
	Amendment No. 1 to Participation Agreement (Fidelity)	18/
	Amendment No. 2 to Participation Agreement (Fidelity)	24/
	Amendment No. 3 to Participation Agreement (Fidelity)	25/
	Amendment No. 4 to Participation Agreement (Fidelity)	26/

Exhibit	Description	Reference

	Participation Agreement (Franklin Templeton)	3/
	Amendment No. 1 to Participation Agreement (FRK)	3/
	Amendment No. 2 to Participation Agreement (FRK)	3/
	Amendment No. 3 to Participation Agreement (FRK)	6/
	Amendment No. 4 to Participation Agreement (FRK)	6/
	Amendment No. 5 to Participation Agreement (FRK)	7/
	Amendment No. 6 to Participation Agreement (FRK)	16/
	Amendment No. 7 to Participation Agreement (FRK)	16/
	Amendment No. 8 to Participation Agreement (FRK)	24/
	Amendment No. 9 to Participation Agreement (FRK)	25/
	Amendment No. 10 to Participation Agreement (FRK)	26/

	Participation Agreement (Ibbotson)	14/
	Amendment No. 1 to Participation Agreement (Ibbotson)	19/

	Participation Agreement (JP Morgan Series Trust II)	2/
	Amendment No. 1 to Participation Agreement (JP Morgan)	5/
	Amendment No 2. to Participation Agreement (JP Morgan)	16/

	Participation Agreement (JP Morgan Insurance Trust)	16/
	Amendment No. 1 to Participation Agreement (J.P. Morgan)	26/
	Amendment No. 2 to Participation Agreement (J.P. Morgan)	26/

	Participation Agreement (Pioneer)	6/
	Amendment No. 1 to Participation Agreement (Pioneer)	8/
	Amendment No. 2 to Participation Agreement (Pioneer)	16/
	Amendment No. 3 to Participation Agreement (Pioneer)	19/
	Amendment No. 4 to Participation Agreement (Pioneer)	26/

	Participation Agreement (PIMCO)	7/
	Amendment No. 1 to Participation Agreement (PIMCO)	15/
	Amendment No. 2 to Participation Agreement (PIMCO)	24/
	Amendment No. 3 to Participation Agreement (PIMCO)	24/
	Novation to Participation Agreement (PIMCO)	25/
	Amendment No. 4 to Participation Agreement (PIMCO)	26/
	Amendment No. 5 to Participation Agreement (PIMCO)	26/

	Participation Agreement (Summit)	16/
	Amendment No. 1 to Participation Agreement (Summit)	16/
	Amendment No. 2 to Participation Agreement (Summit)	16/
	Amendment No. 3 to Participation Agreement (Summit)	19/
	Consent to Assignment (Summit-Calvert CVP)	22
	Amendment No. 4 to Participation Agreement (Summit)	26/

	Participation Agreement (Calvert CVS)	24/
	Amendment No. 1 to Participation Agreement (Calvert CVS)	26/

	Participation Agreement (Vanguard)	14/
	Amendment to Participation Agreement (Vanguard)	16/
	Amendment No. 2 to Participation Agreement (Vanguard)	Filed Herewith

	Participation Agreement (Neuberger Berman)	19/

(i)	Administrative Contracts: Form of Master Administrative Agreement with McCamish	12/

(j)	Other Material Contracts	Not Applicable

Exhibit	Description	Reference

(k)	Opinion and Consent of Counsel (Jacqueline M. Veneziani)	10/

(l)	Opinion and Consent of Actuary	Filed Herewith

(m)	Sample Calculation	12/

(n)	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

(o)	Omitted Financial Statements	Not Applicable

(p)	Initial Capital Agreements	Not Applicable

(q)	Redeemability Exemption: Description of Symetra Life Insurance Company’s Issuance, Transfer and Redemption Procedures for Policies	23/

1/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

2/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

3/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

4/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

5/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

6/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

7/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

8/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

9/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 28, 2006 (File No. 333-30329).

10/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 21, 2006 (File No. 333-136776).

11/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-137015).

12/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).

Exhibit	Description	Reference

13/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

14/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

15/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

16/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).

17/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

18/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

19/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

20/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2008 (File No. 333-136776).

21	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).

22	Incorporated by reference to Registrant’s Initial Product filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141)

23/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2009 (File No. 333-136776).

24/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

25/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2011 (file No. 33-69712).

26/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2012 (File No. 33-69712).

Item 27.	Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name	Positions with Symetra Life	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jonathan E. Curley	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard G. LaVoice	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

David S. Goldstein	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Senior Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Suzanne Webb Sainato	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jacqueline M. Veneziani	Vice President and Associate General Counsel	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Kelly J. Rabin	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 28.	Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Symetra Separate Account SL (“ Registrant”). Symetra Life established Registrant by resolution of its Board of Directors pursuant to Washington law. Symetra Life (the “Depositor”) is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries of Symetra Financial Corporation are included in consolidated financial statements. In addition, Symetra Life files separate statutory-basis financial statements in connection with its issuance of products associated with the Registrant and other separate accounts. Following is an organization chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company

Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company

First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company

Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter

Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer

Symetra Investment Management, Inc.	100% Symetra Financial Corporation	WA	Investment Advisor

Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment

Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter

Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 29:	Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•

“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•

“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the policies issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the policies, also acts as the principal underwriter for other Symetra Life Individual Variable Annuity Contracts, Symetra Life’s Group Variable Annuity Contracts and Symetra Life's Individual Flexible Premium Variable Life Insurance Policies.

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address

Kevin D. Knull	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Daniel R. Guilbert	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Glenn A. Black	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Andrew M. Farrell	Vice Presidand and Chief Operating Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jeffrey S. Clark	Treasurer and Financial Principal	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2011, Symetra Securities, Inc. received $158,754 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant's policies.

Item 31.	Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on the 30th day of April, 2012.

Symetra Separate Account SL
(Registrant)

By:	Symetra Life Insurance Company

By:	THOMAS M. MARRA*
Thomas M. Marra, President

By:	Symetra Life Insurance Company
(Depositor)

By:	THOMAS M. MARRA*
Thomas M. Marra, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk (*) indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Registrant’s Post-Effective Amendment No.38 to Form N-4 registration statement of Symetra Resource Variable Account B filed with the SEC on December 13, 2011 (file No. 333-178461).

NAME	TITLE

Tommie D. Brooks *	Senior Vice President and Chief Actuary
Tommie D. Brooks

Jonathan E. Curley *	Director and Executive Vice President
Jonathan E. Curley

Michael W. Fry *	Director and Executive Vice President
Michael W. Fry

/s/ David S. Goldstein	Director, Senior Vice President, General Counsel and
David S. Goldstein	Secretary

Daniel R. Guilbert *	Director and Executive Vice President
Daniel R. Guilbert

Christine A. Katzmar Holmes *	Senior Vice President
Christine A. Katzmar Holmes

Richard G. LaVoice *	Executive Vice President
Richard G. LaVoice

Thomas M. Marra *	Director and President
Thomas M. Marra

/s/ Margaret A. Meister	Director, Chief Financial Officer, Executive Vice
Margaret A. Meister	President

Colleen M. Murphy *	Senior Vice President, Controller, Treasurer and
Colleen M. Murphy	Assistant Secretary